UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number: 811-214

SENTINEL GROUP FUNDS, INC.

National Life Drive, Montpelier, Vermont 05604 Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113 Date of fiscal year end: November 30 Date of reporting period: December 1, 2007 to May 31, 2008

Table of Contents

4 Message to Shareholders
5 Understanding your Sentinel Funds Financial Statements
6 Sentinel Balanced Fund
9 Sentinel Capital Growth Fund
11 Sentinel Common Stock Fund
13 Sentinel Conservative Allocation Fund
16 Sentinel Georgia Municipal Bond Fund
17 Sentinel Government Securities Fund
19 Sentinel Growth Leaders Fund
20 Sentinel High Yield Bond Fund
23 Sentinel International Equity Fund
25 Sentinel Mid Cap Growth Fund
27 Sentinel Mid Cap Value Fund
29 Sentinel Short Maturity Government Fund
33 Sentinel Small Company Fund
35 Sentinel Small/Mid Cap Fund
37 Sentinel U.S. Treasury Money Market Fund
38 Statement of Assets and Liabilities
42 Statement of Operations
46 Statement of Changes in Net Assets
52 Financial Highlights
68 Notes to Financial Statements
81 Actual and Hypothetical Expenses for Comparison Purposes
82 Expenses
84 Information and Services for Shareholders
87 Board Approval of Investment Advisory Agreements
88 Directors & Officers

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investment in Securities
This schedule shows you which investments your fund owned
on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or
short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations
This statement breaks down how each fund’s net assets
changed during the period as a result of the fund’s operations.
It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and
distributions. Fund Operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets
These statements show how each fund’s net assets changed
over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations
for the most recent period

• distributions — income and gains distributed to
shareholders

• capital share transactions — shareholders’ purchases,
reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
transactions result in net assets at the end of the period.

5 Financial Highlights
These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund,
assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of
average net assets

• net income ratio — net investment income as a percentage
of average net assets

• portfolio turnover — the percentage of the portfolio that
was replaced during the period.

Sentinel Balanced Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	69.7%

U.S. Government Obligations	29.6%

Bonds	0.2%

Cash and Other	0.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	2.4%	FNR 06-63 VH	6.50	03/25/23	4.6%

Freeport-McMoRan Copper	1.6%	FNR 06-66 NV	6.50	02/25/24	3.3%

Time Warner, Inc.	1.5%	FNR 06-88 BV	6.50	11/25/25	2.6%

Johnson & Johnson	1.5%	FHR 3254 QE	6.00	11/15/36	2.6%

General Electric Co.	1.5%	U.S. Treasury Notes	3.125	04/30/13	1.9%

United Technologies Corp.	1.4%	FNMA 888124	5.00	09/01/35	1.6%

Weatherford Int'l., Ltd.	1.4%	FHR 2454 BK	6.50	05/15/32	1.5%

Chevron Corp.	1.4%	FHR 3181 BV	6.50	06/15/26	1.5%

Schlumberger Ltd.	1.2%	FNR 07-83 PB	6.00	09/25/31	1.3%

Honeywell Int'l., Inc.	1.2%	FNMA 745355	5.00	03/01/36	1.1%

Total of Net Assets*	15.1%	Total of Net Assets*			22.0%

Average Effective Duration(for all Fixed Income Holdings) 5.1 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000) (Note 2)			(M=$1,000) (Note 2)			(M=$1,000) (Note 2)

U.S. Government Obligations 29.6%			FHLMC G18091			FNR 06-63 VH
U.S. Government Agency			6%, 12/01/20	32M $	32,861	6.5%, 03/25/23	12,500M $	12,972,879
Obligations 25.9%			FHLMC G18106			FNR 06-78 BV
Federal Home Loan Bank 0.7%			5.5%, 03/01/21	69M	70,167	6.5%, 06/25/23	1,500M	1,559,308
Agency Discount Notes:			FHLMC G11943			FNR 06-66 NV
2.09%, 06/12/08	2,000M $	1,998,723	5.5%, 04/01/21	67M	67,974	6.5%, 02/25/24	9,000M	9,444,865
Federal Home Loan Mortgage					284,196	FNR 06-88 BV

Corporation 5.9%			20-Year:			6.5%, 11/25/25	7,232M	7,490,785
Collateralized Mortgage Obligations:			FHLMC P00020			FNR 02-73 TE
FHR 3181 BV			6.5%, 10/01/22	558M	575,809	5.5%, 03/25/29	100M	101,259
6.5%, 06/15/26	3,996M	4,153,804	30-Year:			FNR 07-83 PB
						6%, 09/25/31	3,502M	3,620,628
FHR 6.5%, 2454 05/15/32 BK	4,000M	4,192,659	FGLMC G08062					35,255,483
			5%, 06/01/35	78M	75,304
FHR 3254 QE			Total Federal Home Loan			MBS ARM:
6%, 11/15/36	7,039M	7,261,722	Mortgage Corporation			FNMA 811311
		15,608,185			16,543,494	4.476%, 12/01/34	23M	22,781
Mortgage-Backed Securities:			Federal National Mortgage			FNMA 810896
			Association 19.3%			4.833%, 01/01/35	14M	14,283
15-Year:			Collateralized Mortgage Obligations:
FHLMC E01488			FNR 2002-2 UC			4.802%, 08/01/35	75M	76,191
5%, 10/01/18	68M	68,452	6%, 02/25/17	64M	65,759
FHLMC E01492								113,255
5.5%, 10/01/18	44M	44,742

6 The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund (Continued)

	Principal		Principal			Principal
	Amount	Value	Amount		Value	Amount		Value
(M=$1,000) (Note 2)			(M=$1,000) (Note 2)			(M=$1,000) (Note 2)

Mortgage-Backed Securities:			4.375%, 02/15/38	2,500M $	2,369,922	Health Care 0.0%

15-Year:					10,613,709	Medtronic, Inc.
FN 254907			Total U.S. Government			4.75%, 09/15/15	50M $	47,745
5%, 10/01/18	62M $	62,371	Obligations			Real Estate 0.0%
FN 255273			(Cost $83,372,036)		83,933,472	Brandywine Operating
4.5%, 06/01/19	102M	99,751	Bonds 0.2%			Partnership LP
FNMA 255358						5.4%, 11/01/14	5M	4,436
			Basic Industry 0.1%
5%, 09/01/19	27M	26,658	Enterprise Products			Telecommunications 0.0%
		188,780	Operating LP			AT&T, Inc.
30-Year:			4.95%, 06/01/10	20M	20,013	5.875%, 02/01/12	50M	51,564
FNMA 500296			HSBC Finance Corp.			Corning, Inc.
6%, 04/01/29	15M	15,455	4.625%, 09/15/10	50M	49,502	6.2%, 03/15/16	15M	15,409
FNMA 545759			KB Home			Nextel Communications, Inc.
6.5%, 07/01/32	2M	1,616	5.875%, 01/15/15	15M	13,200	7.375%, 08/01/15	10M	8,055
FNMA 687301			Pepsi Bottling Holdings, Inc.					75,028
6%, 11/01/32	991	1,012	5.625%, 02/17/09 (b)	50M	50,648	Total Bonds
FNMA 690305			Pulte Homes, Inc.			(Cost $662,743)		640,970
5.5%, 03/01/33	22M	22,082	6%, 02/15/35	10M	8,300
FNMA 762872					141,663
4.5%, 10/01/33	2,117M	1,980,239	Consumer Discretionary	0.0%		Shares
FNMA 748895			McDonald's Corp.			Common Stocks 69.7%
6%, 12/01/33	801M	814,801	5%, 02/15/15	50M	49,717	Consumer Discretionary	3.9%
FNMA 804294						Comcast Corp.	110,400	2,460,816
5.5%, 11/01/34	1,956M	1,948,361	Consumer Non-Cyclical	0.0%
FNMA 797813			DirecTV Holdings LLC			McDonald's Corp.	37,890	2,247,635
5.5%, 04/01/35	2,210M	2,198,559	6.375%, 06/15/15	30M	28,613	McGraw-Hill Cos., Inc.	29,600	1,228,104
FNMA 888124			Easton-Bell Sports, Inc.			Time Warner, Inc.	264,600	4,201,848
5%, 09/01/35	4,816M	4,672,287	8.375%, 10/01/12	15M	12,525	Walt Disney Co.	25,000	840,000
FNMA 797721					41,138			10,978,403
5.5%, 10/01/35	76M	75,250	Energy 0.0%			Consumer Staples 6.4%
FNMA 745412			Atmos Energy Corp.
5.5%, 12/01/35	2,220M	2,210,416	4.95%, 10/15/14	15M	14,121	Altria Group, Inc.	30,000	667,800
FNMA 745355			Chesapeake Energy Corp.			CVS Caremark Corp.	34,600	1,480,534
5%, 03/01/36	3,306M	3,200,969	6.875%, 01/15/16	20M	19,750	Diageo PLC ADR	15,000	1,179,300
FNMA 974435			XTO Energy, Inc.			HJ Heinz Co.	45,000	2,245,950
6%, 03/01/38	1,971M	2,001,355	5.3%, 06/30/15	20M	19,617	Kellogg Co.	33,420	1,731,490
		19,142,402			53,488	Kimberly-Clark Corp.	32,160	2,051,808
Total Federal National			Financials 0.1%
Mortgage Association		54,699,920				Kraft Foods, Inc.	28,026	910,285
			Bank of America Corp.			PepsiCo, Inc.	42,710	2,917,093
Government National Mortgage			4.375%, 12/01/10	50M	50,161
Corporation 0.0%			Capital One Bank USA NA			Philip Morris Int'l., Inc. *	30,000	1,579,800
Mortgage-Backed Securities:			6.5%, 06/13/13	50M	50,044	Procter & Gamble Co.	50,000	3,302,500
15-Year:			CIT Group, Inc.					18,066,560
GNMA 514482			5%, 02/01/15	50M	40,374	Energy 9.7%
7.5%, 09/15/14	72M	75,818	Citigroup, Inc.			Apache Corp.	2,300	308,338
30-Year:			2.8688%, 05/18/10	50M	49,105
GNMA 26446			First Horizon Alt. Mtg.			Baker Hughes, Inc.	1,600	141,792
9%, 02/15/09	2M	1,808	5.5%, 03/25/35	7M	7,261	Chevron Corp.	40,000	3,966,000
Total Government National			Goldman Sachs Group LP			EOG Resources, Inc.	22,500	2,894,175
Mortgage Corporation		77,626	5%, 10/01/14	15M	14,374	ExxonMobil Corp.	78,000	6,923,280
Total U.S. Government					211,319	Noble Energy, Inc.	17,500	1,705,375
Agency Obligations		73,319,763	Foreign Sovereign 0.0%			Pride Int'l., Inc. *	40,000	1,757,600
U.S. Treasury Obligations 3.7%			United Mexican States Mtn.			Schlumberger Ltd.	35,000	3,539,550
3.125%, 04/30/13	5,350M	5,284,800	6.75%, 09/27/34	15M	16,436
						Transocean, Inc. *	13,731	2,062,259
3.875%, 05/15/18	3,000M	2,958,987

Sentinel Balanced Fund

(Continued)

Shares		Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Weatherford Int'l., Ltd. *	88,000 $	4,015,440	Zimmer Holdings, Inc. *	25,000 $	1,820,000	Praxair, Inc.	27,045 $	2,570,898

		27,313,809			30,865,072			10,099,713

Financials 9.5%			Industrials 10.4%			Telecommunication Services 2.0%
ACE Ltd.	21,400	1,285,498	Boeing Co.	25,000	2,069,250	America Movil SA de CV
American Express Co.	57,800	2,679,030	Canadian National			ADR	40,000	2,390,800
American Int'l. Grp., Inc.	51,690	1,860,840	Railway Co.	49,600	2,797,936	AT&T, Inc.	43,180	1,722,882
Ameriprise Financial, Inc. 8,120		383,751	Deere & Co.	20,000	1,626,800	Verizon Communications,
Bank of America Corp.	63,180	2,148,752	General Dynamics Corp.	23,000	2,119,450	Inc.	40,000	1,538,800
Bank of New York Mellon			General Electric Co.	135,000	4,147,200			5,652,482
Corp.	70,000	3,117,100	Honeywell Int'l., Inc.	55,400	3,302,948	Utilities 1.3%
Citigroup, Inc.	82,900	1,814,681	Northrop Grumman Corp. 21,000		1,584,660	AES Corp. *	6,900	134,412
Goldman Sachs Group,			Rockwell Automation, Inc. 21,740		1,272,877	Entergy Corp.	20,000	2,415,400
Inc.	8,803	1,552,937	Tyco Int'l. Ltd.	26,525	1,198,665	NRG Energy, Inc. *	30,000	1,247,700
Hartford Financial			Union Pacific Corp.	33,000	2,716,230			3,797,512
Services	18,800	1,336,116	United Technologies Corp.57,000		4,049,280	Total Common Stocks
JPMorgan Chase & Co.	43,670	1,877,810				(Cost $130,374,911)		197,279,184
			Waste Management, Inc.	70,800	2,685,444
Marsh & McLennan Cos.,					29,570,740		Principal
Inc.	30,000	816,900					Amount
Merrill Lynch & Co., Inc.	23,260	1,021,579	Information Technology	12.0%			(M=$1,000)
Moody's Corp.	27,400	1,015,992	Accenture Ltd.	25,000	1,020,500
						Corporate Short-Term Notes 4.6%
Morgan Stanley	15,000	663,450	Activision, Inc. *	42,000	1,417,500	Chevron Corp
Travelers Cos., Inc.	40,000	1,992,400	Adobe Systems, Inc. *	45,000	1,982,700	2%, 06/02/08	3,000M	2,999,833
US Bancorp	50,000	1,659,500	Broadcom Corp. *	70,000	2,008,300	Fortis Funding
Wells Fargo & Co.	61,000	1,681,770	Cisco Systems, Inc. *	89,200	2,383,424	2.33%, 06/02/08	9,000M	8,999,418
		26,908,106	Dolby Laboratories, Inc. *	25,000	1,200,250	Wells Fargo Co.
			EMC Corp. *	89,900	1,567,856	2%, 06/03/08	1,100M	1,099,878
Health Care 10.9%						Total Corporate
Aetna, Inc.	25,000	1,179,000	Hewlett-Packard Co.	2,570	120,944	Short-Term Notes
Amgen, Inc. *	31,850	1,402,355	Intel Corp.	105,960	2,456,153	(Cost $13,099,129)		13,099,129
Baxter Int'l., Inc.	22,330	1,364,363	Int'l. Business Machines			Total Investments 104.1%
Becton Dickinson & Co	1,430	120,763	Corp.	21,437	2,774,591	(Cost $227,508,819)†		294,952,755
Bristol-Myers Squibb Co.	50,000	1,139,500	KLA-Tencor Corp.	35,000	1,614,200	Excess of Liabilities
			MEMC Electronic			Over Other
Celgene Corp. *	10,000	608,600	Materials, Inc. *	1 980	135 947	Assets (4.1)%	(11,659,045)
Cigna Corp.	35,000	1,421,000	Microchip Technology,			Net Assets 100.0%	$ 283,293,710
Covidien Ltd.	56,000	2,805,040	Inc.	40,000	1,473,600
Eli Lilly & Co.	30,000	1,444,200	Microsoft Corp.	104,010	2,945,563
Gen-Probe, Inc. *	14,400	819,936	Motorola, Inc.	100,000	933,000	*	Non-income producing
Hospira, Inc. *	25,000	1,048,500	NetApp, Inc. *	65,000	1,584,700	†	Cost for federal income tax purposes is
Johnson & Johnson	62,540	4,173,920	Nokia Corp. ADR	65,000	1,846,000		$227,508,819. At May 31, 2008 unrealized
							appreciation for federal income tax
Medco Health Solutions,			SAP AG ADR	37,300	2,036,580		purposes aggregated $67,443,936 of
Inc. *	14,100	683,145	Seagate Technology	80,000	1,713,600		which $71,651,772 related to appreciated
Medtronic, Inc.	65,000	3,293,550	Texas Instruments, Inc.	53,793	1,747,196		securities and $4,207,836 related to
Merck & Co., Inc.	40,000	1,558,400	Tyco Electronics Ltd.	26,525	1,064,183		depreciated securities.
Pfizer, Inc.	100,000	1,936,000			34,026,787	(b)	Security exempt from registration under
							Rule 144A of the Securities Act of 1933, as
Schering-Plough Corp.	50,000	1,020,000	Materials 3.6%				amended. These securities may be
St. Jude Medical, Inc. *	35,000	1,426,250	EI Du Pont de Nemours &				resold in transactions exempt from
Teva Pharmaceutical			Co.	50,000	2,395,500		registrations, normally to qualified
Industries Ltd. ADR	35,000	1,600,550	Freeport-McMoRan				institutional buyers. At May 31, 2008, the
			Copper & Gold, Inc.	40,000	4,628,400		market value of rule 144A securities
			Pactiv Corp. *	20,500	504,915		amounted to $50,648 or 0.02% of
						net assets.
						ADR — American Depository Receipt

Sentinel Capital Growth Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	20.2%	Consumer Staples	8.9%

Materials	19.3%	Consumer Discretionary	5.6%

Information Technology	16.0%	Financials	3.4%

Energy	11.4%	Telecommunication Services	3.4%

Health Care	10.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Praxair, Inc.	4.9%	McDonald's Corp.	3.0%

Jacobs Engineering Group, Inc.	4.3%	Walgreen Co.	2.8%

Emerson Electric Co.	4.1%	Cisco Systems, Inc.	2.7%

Freeport-McMoRan Copper & Gold, Inc.	3.5%	BlackRock, Inc.	2.7%

Gilead Sciences, Inc.	3.4%	Total of Net Assets	3~~4~~.5%

Schlumberger Ltd.	3.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	98.9%		Transocean, Inc. *	19,000 $	2,853,610	Honeywell Int'l., Inc.	10,600 $	631,972
Consumer Discretionary 5.6%			Weatherford Int'l., Ltd. *	12,000	547,560	Illinois Tool Works, Inc.	35,000	1,879,500

Johnson Controls, Inc.	50,000 $	1,703,000		20,209,410
						Jacobs Engineering
McDonald's Corp.	90,500	5,368,460	Financials 3.4%			Group, Inc. *	80,000	7,582,400
Tiffany & Co.	58,000	2,843,740	BlackRock, Inc.	21,000	4,724,790	Kansas City Southern *	25,000	1,249,000

		9,915,200	CME Group, Inc.	3,200	1,376,960	Paccar, Inc.	25,300	1,350,767

Consumer Staples	8.9%				6,101,750	Precision Castparts Corp. 13,000		1,570,400

Colgate-Palmolive Co.	36,000	2,676,960	Health Care 10.7%			Union Pacific Corp.	22,000	1,810,820

Corn Products Int'l., Inc. 36,100		1,697,061	Covidien Ltd.	10,000	500,900		35,834,819

PepsiCo, Inc.	33,554	2,291,738	Gilead Sciences, Inc. *	110,400	6,107,328	Information Technology 16.0%
Procter & Gamble Co.	35,770	2,362,608	Medtronic, Inc.	62,428	3,163,227	Ansys, Inc. *	25,000	1,182,500
Walgreen Co.	140,000	5,042,800	Roche Holding AG ADR *	45,000	3,898,125	Apple, Inc. *	9,500	1,793,125
Wal-Mart de Mexico SAB			St. Jude Medical, Inc. *	37,000	1,507,750	Autodesk, Inc. *	95,000	3,910,200
de CV ADR *	37,085	1,624,354	Stryker Corp.	60,000	3,873,000	Automatic Data

	15,695,521			19,050,330		Processing, Inc.	55,763	2,400,597

Energy 11.4%						Broadcom Corp. *	25,000	717,250
Arch Coal, Inc.	6,000	389,460	Industrials 20.2%			Cisco Systems, Inc. *	177,870	4,752,686
			Canadian Pacific Railway Ltd.	35,000	2,560,600
Devon Energy Corp.	15,000	1,739,100				Cognizant Technology
EOG Resources, Inc.	20,000	2,572,600	Caterpillar, Inc.	5,000	413,200	Solutions Corp. *	40,500	1,428,840
ExxonMobil Corp.	51,200	4,544,512	Deere & Co.	12,000	976,080	Corning, Inc.	100,000	2,734,000
Noble Corp.	20,000	1,262,800	Donaldson Co., Inc.	40,000	2,059,200	EMC Corp. *	100,400	1,750,976
Peabody Energy Corp.	5,000	369,600	Emerson Electric Co.	125,000	7,272,500	Google, Inc. *	1,000	585,800
Schlumberger Ltd.	53,600	5,420,568	General Dynamics Corp.	19,200	1,769,280	Hewlett-Packard Co.	15,000	705,900
St. Mary Land &			General Electric Co.	90,000	2,764,800	Int'l. Business Machines
Exploration Co.	10,000	509,600	Goodrich Corp.	30,000	1,944,300	Corp.	30,000	3,882,900

The accompanying notes are an integral part of the financial statements.

9

Sentinel Capital Growth Fund

(Continued)

	Shares	Value
		(Note 2)

Microsoft Corp.	88,586 $	2,508,756
	28,353,530

Materials 19.3%
Allegheny Technologies,
Inc.	20,000	1,500,000
BHP Billiton Ltd. ADR *	43,000	3,626,620
Carpenter Technology
Corp.	45,000	2,484,000
Commercial Metals Co.	80,100	2,931,660
Companhia Vale do Rio
Doce ADR *	64,000	2,545,920
Freeport-McMoRan
Copper & Gold, Inc.	53,700	6,213,627
Monsanto Co.	9,000	1,146,600
Nucor Corp.	6,000	448,800
Potash Corp. of
Saskatchewan, Inc.	6,000	1,194,420
Praxair, Inc.	90,800	8,631,448
SPDR Gold Trust *	40,000	3,495,200

	34,218,295

Telecommunication Services		3.4%
AT&T, Inc.	70,000	2,793,000
Verizon Communications,
Inc.	84,000	3,231,480

		6,024,480

Total Common Stocks
(Cost $106,776,570)	175,403,335
	Principal
	Amount
	(M=$1,000)

U.S. Government Obligations 0.5%
Federal Home Loan Bank
Agency Discount Notes:
2.06%, 06/03/08
(Cost $999,886)	1,000M	999,886

Total Investments 99.4%
(Cost $107,776,456)†	176,403,221

Other Assets in
Excess of
Liabilities 0.6%		1,000,196

Net Assets 100.0%	$ 177,403,417

*	Non-income producing
†	Cost for federal income tax purposes is
	$107,776,456. At May 31, 2008 unrealized
appreciation for federal income tax
purposes aggregated $68,626,765 of
	which $68,844,858 related to appreciated
	securities and $218,093 related to
	depreciated securities.
	ADR — American Depository Receipt

Sentinel Common Stock Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Energy	16.3%	Consumer Staples	9.9%

Industrials	15.6%	Materials	5.9%

Information Technology	15.5%	Consumer Discretionary	4.8%

Health Care	13.8%	Telecommunication Services	2.1%

Financials	12.6%	Utilities	1.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

ExxonMobil Corp.	4.0%	General Electric Co.	2.3%

United Technologies Corp.	3.1%	Johnson & Johnson	2.1%

Schlumberger Ltd.	3.0%	Honeywell Int'l., Inc.	2.1%

Freeport-McMoRan Copper & Gold, Inc.	2.8%	PepsiCo, Inc.	2.0%

Weatherford Int'l., Ltd.	2.4%	Total of Net Assets	26.1%

Chevron Corp.	2.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	98.4%		ExxonMobil Corp.	594,000 $	52,723,440	Travelers Cos., Inc.	175,000 $	8,716,750
Consumer Discretionary 4.8%			Noble Energy, Inc.	125,000	12,181,250	US Bancorp	300,000	9,957,000
Comcast Corp.	712,500 $	15,881,625	Pride Int'l., Inc. *	300,000	13,182,000	Wells Fargo & Co.	356,600	9,831,462

McDonald's Corp.	204,600	12,136,872	Schlumberger Ltd.	380,000	38,429,400		163,995,162

McGraw-Hill Cos., Inc.	183,800	7,625,862	Transocean, Inc. *	83,247	12,502,867	Health Care 13.8%
Time Warner, Inc.	1,176,900	18,689,172	Weatherford Int'l., Ltd. *	689,800	31,475,574	Aetna, Inc.	175,000	8,253,000

TJX Cos., Inc.	120,700	3,869,642		212,779,466		Amgen, Inc. *	150,000	6,604,500

Walt Disney Co.	125,000	4,200,000	Financials 12.6%			Baxter Int'l., Inc.	150,000	9,165,000

	62,403,173		ACE Ltd.	153,000	9,190,710	Bristol-Myers Squibb Co.275,000		6,267,250

Consumer Staples	9.9%		American Express Co.	275,000	12,746,250	Celgene Corp. *	60,000	3,651,600
Altria Group, Inc.	255,400	5,685,204	American Int'l. Grp., Inc. 240,000		8,640,000	Cigna Corp.	185,000	7,511,000
CVS Caremark Corp.	250,000	10,697,500	Ameriprise Financial, Inc. 50,660		2,394,192	Covidien Ltd.	290,000	14,526,100
Diageo PLC ADR	100,000	7,862,000	Bank of America Corp.	465,724	15,839,273	Eli Lilly & Co.	137,400	6,614,436
HJ Heinz Co.	250,000	12,477,500	Bank of New York Mellon			Gen-Probe, Inc. *	71,500	4,071,210
Kellogg Co.	150,000	7,771,500	Corp.	564,850	25,152,770	Hospira, Inc. *	150,000	6,291,000
Kimberly-Clark Corp.	200,000	12,760,000	Citigroup, Inc.	475,000	10,397,750	Johnson & Johnson	402,800	26,882,872
Kraft Foods, Inc.	176,742	5,740,580	Goldman Sachs Group,			Medco Health Solutions,
PepsiCo, Inc.	388,000	26,500,400	Inc.	60,000	10,584,600	Inc. *	77,500	3,754,875
Philip Morris Int'l., Inc. * 255,400		13,449,364	Hartford Financial			Medtronic, Inc.	369,500	18,722,565
			Services	124,000	8,812,680
Procter & Gamble Co.	391,475	25,856,924	JPMorgan Chase & Co.	367,750	15,813,250	Merck & Co., Inc.	265,000	10,324,400
	128,800,972					Pfizer, Inc.	450,000	8,712,000
			Marsh & McLennan Cos.,			Schering-Plough Corp.	300,000
Energy 16.3%			Inc.	165,000	4,492,950			6,120,000
Apache Corp.	41,000	5,496,460	Merrill Lynch & Co., Inc.	98,200	4,312,944	St. Jude Medical, Inc. *	225,000	9,168,750
Chevron Corp.	300,000	29,745,000	Moody's Corp.	55,000	2,039,400	Teva Pharmaceutical
EOG Resources, Inc.	132,500	17,043,475	Morgan Stanley	114,700	5,073,181	Industries Ltd. ADR	200,000	9,146,000

The accompanying notes are an integral part of the financial statements.

11

Sentinel Common Stock Fund

(Continued)

Shares		Value		Shares	Value
		(Note 2)			(Note 2)

Zimmer Holdings, Inc. *	190,000 $	13,832,000	Praxair, Inc.	236,000 $	22,434,160

	179,618,558			76,708,756

Industrials 15.6%			Telecommunication Services		2.1%
Boeing Co.	79,000	6,538,830	America Movil SA de CV
Canadian National			ADR	200,000	11,954,000
Railway Co.	160,700	9,065,087	AT&T, Inc.	192,200	7,668,780
Deere & Co.	140,000	11,387,600	Verizon Communications,
General Dynamics Corp. 144,800		13,343,320	Inc.	220,952	8,500,023

General Electric Co.	964,049	29,615,585		28,122,803

Honeywell Int'l., Inc.	449,300	26,787,266	Utilities 1.9%
L-3 Communications			Entergy Corp.	100,000	12,077,000
Holdings, Inc.	34,000	3,651,260	Exelon Corp.	63,000	5,544,000
Northrop Grumman Corp.	131,900	9,953,174	NRG Energy, Inc. *	170,000	7,070,300
Rockwell Automation, Inc.	160,000	9,368,000		24,691,300

Tyco Int'l. Ltd.	155,850	7,042,861	Total Common Stocks
Union Pacific Corp.	263,200	21,663,992	(Cost $770,790,335)	1,281,342,355
United Technologies Corp. 560,900		39,846,336		Principal
Waste Management, Inc. 380,000		14,413,400		Amount
	202,676,711			(M=$1,000)

Information Technology 15.5%			Corporate Short-Term Notes 1.2%
Accenture Ltd.	150,000	6,123,000	Fortis Funding
			2.04%, 06/05/08	10,000M	9,997,734
Activision, Inc. *	300,000	10,125,000	2.14%, 06/03/08	6,500M	6,499,227
Adobe Systems, Inc. *	253,100	11,151,586	Total Corporate
Broadcom Corp. *	300,000	8,607,000	Short-Term Notes
Cisco Systems, Inc. *	650,000	17,368,000	(Cost $16,496,961)		16,496,961
Dolby Laboratories, Inc. *	100,000	4,801,000	U.S. Government Obligations 0.3%
EMC Corp. *	518,600	9,044,384	Federal Home Loan Bank
Intel Corp.	585,700	13,576,526	Agency Discount Notes:
Int'l. Business Machines			2.1%, 06/04/08
Corp.	134,800	17,447,164	(Cost $3,499,388)	3,500M	3,499,388
KLA-Tencor Corp.	200,000	9,224,000	Total Investments 99.9%
			(Cost $790,786,684)†	1,301,338,704
Microchip Technology,			Other Assets in
Inc.	200,000	7,368,000	Excess of
Microsoft Corp.	858,900	24,324,048	Liabilities 0.1%		895,847
Motorola, Inc.	600,000	5,598,000
NetApp, Inc. *	400,000	9,752,000	Net Assets 100.0%	$ 1,302,234,551
Nokia Corp. ADR	400,000	11,360,000
SAP AG ADR	258,300	14,103,180	*	Non-income producing
Seagate Technology	389,200	8,336,664	†	Cost for federal income tax purposes is
Texas Instruments, Inc.	215,000	6,983,200		$790,786,684. At May 31, 2008 unrealized
				appreciation for federal income tax
Tyco Electronics Ltd.	155,850	6,252,702		purposes aggregated $510,552,020 of
		201,545,454		which $524,639,497 related to
Materials 5.9%				appreciated securities and $14,087,477
EI Du Pont de Nemours &				related to depreciated securities.
Co.	300,000	14,373,000	ADR - American Depository Receipt
Freeport-McMoRan
Copper & Gold, Inc.	313,700	36,298,227
Pactiv Corp. *	146,300	3,603,369

Sentinel Conservative Allocation Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets

U.S. Government Obligations	57.3%

Common Stocks	39.0%

Bonds	6.3%

Foreign Stocks	1.3%

Cash and Other	-3.9%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	1.3%	FHR 3254 QE	6.00	11/15/36	6.4%

ConocoPhillips	1.2%	FNMA 745432	5.50	04/01/36	6.2%

Waste Management, Inc.	1.0%	FNMA 745355	5.00	03/01/36	3.5%

Praxair, Inc.	0.8%	FNMA 762872	4.50	10/01/33	3.5%

General Electric Co.	0.8%	FNMA 804294	5.50	11/01/34	3.4%

Weatherford Int'l., Ltd.	0.8%	FNMA 735500	5.50	05/01/35	2.8%

AT&T, Inc.	0.8%	FNMA 974435	6.00	03/01/38	2.6%

Total SA	0.8%	U.S. Treasury Notes	3.125	04/30/13	2.6%

Honeywell Int'l., Inc.	0.8%	FNMA 745412	5.50	12/01/35	2.6%

United Technologies Corp.	0.8%	FNMA 888124	5.00	09/01/35	2.2%

Total of Net Assets*	9.1%	Total of Net Assets*			35.8%

Average Effective Duration (for all Fixed Income Holdings) 5.2 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2008 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000) (Note 2)

U.S. Government Obligations 57.3%			FHR 3254 QE			FNMA 735500
U.S. Government Agency			6%, 11/15/36	3,500M $	3,610,542	5.5%, 05/01/35	1,615M $ 1,606,947

Obligations	52.4%		Total Federal Home Loan			FNMA 888124
Federal Farm Credit Bank 4.8%			Mortgage Corporation		5,698,284	5%, 09/01/35	1,313M	1,274,260

			Federal National Mortgage			FNMA 735997
Agency Discount Notes:						5.5%, 11/01/35	1,046M	1,040,443
			Association	34.5%
2%, 06/02/08	2,700M	$ 2,699,850	Collateralized Mortgage Obligations:			FNMA 745412
Federal Home Loan Bank 3.0%			FNR 06-78 BV			5.5%, 12/01/35	1,480M	1,473,611
Agency Discount Notes:			6.5%, 06/25/23	1,000M	1,039,539	FNMA 745355
1.9%, 06/04/08	1,700M	1,699,731	FNR 07-83 PB			5%, 03/01/36	2,066M	2,000,605
			6%, 09/25/31	1,000M	1,033,874	FNMA 745432
Federal Home Loan					2,073,413	5.5%, 04/01/36	3,558M	3,539,935
Mortgage Corporation 10.1%						FNMA 974435
Collateralized Mortgage Obligations:			Mortgage-Backed Securities:			6%, 03/01/38	1,478M	1,501,016
FHR 3181 BV			30-Year:					17,500,087
6.5%, 06/15/26	1,000M	1,039,577	FNMA 731291
FHR 2454 BK			5%, 08/01/33	1,201M	1,165,113	Total Federal National
6.5%, 05/15/32	1,000M	1,048,165				Mortgage Association		19,573,500
			FNMA 762872
			4.5%, 10/01/33	2,117M	1,980,239	Total U.S. Government
			FNMA 804294			Agency Obligations		29,671,365
			5.5%, 11/01/34	1,926M	1,917,918

The accompanying notes are an integral part of the financial statements.

13

Sentinel Conservative Allocation Fund (Continued)

	Principal		Principal
	Amount	Value	Amount		Value	Shares		Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)			(Note 2)

U.S. Treasury Obligations 4.9%			Orion Power Holdings, Inc.			JPMorgan Chase & Co.	9,640 $	414,520
3.125%, 04/30/13	1,500M $	1,481,720	12%, 05/01/10	150M $	165,375	Merrill Lynch & Co., Inc.	3,005	131,980
3.875%, 05/15/18	1,000M	986,329	Tenaska Alabama Partners			Moody's Corp.	4,700	174,276
4.375%, 02/15/38	350M	331,789	LP
		2,799,838	7%, 06/30/21 (b)	92M	85,298	PNC Financial Services
					476,798	Group, Inc.	5,006	321,635
Total U.S. Government			Total Bonds			Travelers Cos., Inc.	7,409	369,042
Obligations			(Cost $3,601,944)		3,569,672	Wells Fargo & Co.	8,032	221,442
(Cost $32,628,061)	32,471,203							2,600,053

Bonds 6.3%
Basic Industry 0.4%			Shares			Health Care 5.3%

Freeport-McMoRan Copper			Common Stocks 39.0%			Abbott Laboratories	5,000	281,750
& Gold, Inc.			Consumer Discretionary 2.0%			Baxter Int'l., Inc.	2,588	158,127
6.875%, 02/01/14	200M	207,242	Comcast Corp.	11,250	250,762	Bristol-Myers Squibb Co. 10,000		227,900

Capital Goods 0.5%			Target Corp.	3,459	184,572	Covidien Ltd.	5,000	250,450
L-3 Communications Corp.			Time Warner, Inc.	15,000	238,200	Eli Lilly & Co.	5,200	250,328
6.375%, 10/15/15	300M	290,625	Toyota Motor Corp. ADR	3,000	306,150	GlaxoSmithKline PLC

Consumer Cyclical	0.7%		Walt Disney Co.	5,573	187,253	ADR	5,200	231,556
Accuride Corp.					1,166,937	Johnson & Johnson	5,000	333,700
8.5%, 02/01/15	150M	124,500
Warnaco, Inc.			Consumer Staples 4.3%			Medtronic, Inc.	5,245	265,764
8.875%, 06/15/13	250M	260,625	Altria Group, Inc.	10,000	222,600	Merck & Co., Inc.	7,500	292,200
		385,125	Coca-Cola Co.	4,455	255,093	Novartis AG ADR	2,400	125,640
Consumer Non-Cyclical 0.3%			Colgate-Palmolive Co.	2,500	185,900	Pfizer, Inc.	16,027	310,283
Elizabeth Arden, Inc.			CVS Caremark Corp.	3,146	134,617	Quest Diagnostics, Inc.	3,000	151,230
7.75%, 01/15/14	200M	191,000	General Mills, Inc.	2,811	177,655	UnitedHealth Group, Inc.	3,000	102,630
Energy 1.9%								2,981,558
			HJ Heinz Co.	5,000	249,550
Chesapeake Energy Corp.			Kimberly-Clark Corp.	4,544	289,907	Industrials 5.8%
6.375%, 06/15/15	100M	96,250

6.875%, 01/15/16	230M	227,125	Kraft Foods, Inc.	10,000	324,800	Canadian Railway National Co.	7,000	394,870
MarkWest Energy Partners			Philip Morris Int'l., Inc. *	3,497	184,152	Deere & Co.	5,000	406,700
LP			Procter & Gamble Co.	2,772	183,091
8.5%, 07/15/16	250M	262,188	Wal-Mart Stores, Inc.	3,928	226,803	General Electric Co.	15,000	460,800
PetroHawk Energy Corp.						Honeywell Int'l., Inc.	7,300	435,226
9.125%, 07/15/13	200M	209,000			2,434,168	Lockheed Martin Corp.	2,861	313,108
Williams Partners LP			Energy 6.8%			Rockwell Automation, Inc.	5,000	292,750
7.25%, 02/01/17	275M	282,562	BP PLC ADR	3,991	289,387

		1,077,125	ConocoPhillips	7,088	659,893	United Technologies Corp.	6,000	426,240
						Waste Management, Inc.	15,000	568,950
Services Cyclical	0.3%		ExxonMobil Corp.	8,245	731,826			3,298,644
Las Vegas Sands Corp.			Hess Corp.	1,426	175,127
6.375%, 02/15/15	200M	181,000				Information Technology 4.6%
			Occidental Petroleum			Altera Corp.	4,994
Technology 0.4%			Corp.	3,162	290,683			115,561
Sungard Data Systems, Inc.			Patterson-UTI Energy, Inc.10,000		314,800	Ansys, Inc. *	8,000	378,400
9.125%, 08/15/13	200M	207,000	Schlumberger Ltd.	1,600	161,808	Canon, Inc. ADR	6,000	324,660
Telecommunications 1.0%			Total SA ADR	5,000	436,300	Fiserv, Inc. *	4,600	240,856
Qwest Capital Funding, Inc.						Intel Corp.	4,600	106,628
7%, 08/03/09	300M	301,125	Transocean, Inc. *	2,140	321,407
						Microchip Technology,
Rogers Wireless, Inc.			Weatherford Int'l., Ltd. *	10,000	456,300	Inc.	8,500	313,140
6.375%, 03/01/14	250M	252,632			3,837,531
		553,757	Financials 4.6%			Microsoft Corp.	8,671	245,563
						Motorola, Inc.	3,753	35,015
Utilities 0.8%			American Int'l. Grp., Inc.	6,165	221,940	NetApp, Inc. *	10,000	243,800
AES Corp.			Bank of America Corp.	10,088	343,093
7.75%, 03/01/14	225M	226,125	Citigroup, Inc.	10,047	219,929	SAP AG ADR	3,500	191,100
						Seagate Technology	8,500	182,070
			Franklin Resources, Inc.	1,800	182,196

Sentinel Conservative Allocation Fund

(Continued)

			*	Non-income producing
		Value
	Shares	(Note 2)	†	Cost for federa income tax purposes purposes is $56,365,765.
				At May 31, 2008 unrealized appreciation for federal income tax purposes
Texas Instruments, Inc.	7,000 $	227,360		aggregated $3,496,274 of which $4,946,510 related to appreciated securities
		2,604,153		$1,450,236 related to depreciated securities.
Materials 2.5%
EI Du Pont de Nemours &			(b)	Security exempt from registration under Rule
Co.	7,000	335,370		144A of the Securities Act of 1933, as
Packaging Corp. of				amended. These securities may be resold in
America	12,500	325,500		transactions exempt from registrations,
Praxair, Inc.	5,000	475,300		normally to qualified institutional buyers. At
Weyerhaeuser Co.	4,308	268,518		May 31, 2008, the market value of rule 144A
				securities amounted to $85,298 or 0.15% of
		1,404,688		net assets.

Telecommunication Services 1.5%				ADR - American Depository Receipt
AT&T, Inc.	11,346	452,705
Sprint Nextel Corp.	16,091	150,612
Verizon Communications,
Inc.	7,297	280,716

		884,033

Utilities 1.6%
DPL, Inc.	5,500	156,310
Energy East Corp.	3,437	86,990
Entergy Corp.	1,734	209,415
FPL Group, Inc.	3,411	230,311
Mirant Corp. *	5,464	221,948

		904,974

Total Common Stocks
(Cost $18,557,535)		22,116,739
Foreign Stocks 1.3%
Germany 0.6%
Puma AG Rudolf Dassler
Sport	800	312,395

Switzerland 0.4%
Nestle SA	500	245,862

United Kingdom 0.3%
Diageo PLC	7,500	146,339

Total Foreign Stocks
(Cost $578,396)		704,596

	Principal
	Amount
	(M=$1,000)

Corporate Short-Term Notes 1.8%
Toyota Motor Credit Corp.
2.05%, 06/04/08
(Cost $999,829)	1,000M	999,829

Total Investments 105.7%
(Cost $56,365,765)†	59,862,039

Excess of Liabilities
Over Other
Assets (5.7)%		(3,201,752)
Net Assets 100.0%		$ 56,660,287

Sentinel Georgia Municipal Bond Fund

(Unaudited)

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

State of Georgia	6.25%	08/01/13	7.4%	De Kalb County, GA	5.00%	12/01/15	3.5%

State of Georgia	5.25%	10/01/15	5.4%	County of Forsyth, GA	5.25%	03/01/13	3.5%

Clayton County Water & Sewer Auth.	5.25%	05/01/15	5.3%	Cobb-Marietta Coliseum & Exhibit	5.00%	01/01/15	3.5%

Cherokee County, GA	5.25%	08/01/16	4.2%	Georgia State Road & Tollway Auth.	5.00%	06/01/18	3.5%

Henry County Water & Sewerage	5.125%	02/01/19	3.6%	Total of Net Assets			43.5%

Chatham County School District	5.25%	08/01/14	3.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings below.

Investment in Securities
at May 31, 2008 (Unaudited)

	Principal				Principal			Principal
	Amount		Value		Amount	Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)		(Note 2)

Bonds	96.5%			Douglasville-Douglas				State of Georgia
Georgia	96.5%			County Water & Sewer				6.25%, 08/01/13	2,000M $	2,304,280
Berrien County School				Authority, 5%, 06/01/27 GA	500M $	522,540				30,214,624
District
5%, 04/01/18		605M $	666,644	Forsyth County School
Bulloch County				District
				5%, 02/01/24	1,000M	1,041,280			Shares
Development Authority								Institutional Funds 2.1%
5%, 08/01/16		500M	526,785	Fulton Dekalb Hospital				Blackrock Provident
				Authority				Institutional Funds
Chatham County School				5%, 01/01/13	1,000M	1,078,230
District								Municipal Money
5.25%, 08/01/14		1,000M	1,112,540	Georgia State Road &
				Tollway Auth.				Market (Cost $650,000) Fund	650,000	650,000
Cherokee County, GA				5%, 06/01/18	1,000M	1,085,630
5.25%, 08/01/16		1,200M	1,304,172					Total Investments 98.6%
City of Augusta, GA				Henry County Water &				(Cost $30,333,733)†		30,864,624
5%, 10/01/13		500M	546,540	Sewerage Auth.
				5.125%, 02/01/19	1,045M	1,115,527		Other Assets in
Clayton County Water &				Jackson County School				Excess of
Sewer Auth.				District, GA				Liabilities 1.4%		441,105
5.25%, 05/01/15		1,500M	1,648,425	5%, 03/01/16	1,000M	1,083,090
Cobb County & Marietta				5%, 03/01/21	500M	524,740		Net Assets 100.0%		$ 31,305,729
Water Authority
5.125%, 11/01/19		1,000M	1,073,610	Jackson County Water &			†	Cost for federal income tax purposes is $30,333,733.
				Sewer Authority				At May 31, 2008 unrealizedappreciation for federal
Cobb County Hospital				5.25%, 09/01/20	500M	526,295		income tax purposes aggregated $530,891 of
Authority								which $638,604 related to appreciated securities
5.25%, 04/01/15		700M	766,094	Newton County School				and $107,713 related to depreciated securities.
				District, GA
Cobb County, GA				5%, 02/01/15	1,000M	1,074,210
5%, 01/01/13		500M	541,330	Paulding County, GA
Cobb-Marietta Coliseum &				5%, 02/01/21	1,000M	1,061,240
Exhibit Hall
5%, 01/01/15		1,000M	1,086,430	Private Colleges &
				Universities Authority
Columbus Building Authority				4.75%, 10/01/11	300M	307,194
5.25%, 01/01/17		705M	764,685	5%, 09/01/13	500M	544,600
County of Forsyth, GA
5.25%, 03/01/13		1,000M	1,094,540	Roswell, GA
				5.5%, 02/01/12	770M	796,303

County of Gilmer, GA		1,000M	1,049,400	State of Georgia
5%, 04/01/20				5%, 07/01/14	530M	558,350
De Kalb County, GA
5%, 10/01/12		500M	541,105	5%, 05/01/19	1,000M	1,076,270
5%, 12/01/15		1,000M	1,107,820	5.25%, 10/01/15	1,500M	1,684,725

16 The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Average Effective Duration
	Percent of		Percent of
Duration	Fixed Income Holdings	Duration	Fixed Income Holdings

Less than 1 yr.	1.4%	4 yrs. to 5.99 yrs.	67.8%

1 yr. to 2.99 yrs.	10.9%	6 yrs. to 7.99 yrs.	2.7%

3 yrs. to 3.99 yrs.	10.4%	8 yrs. and over	6.9%

Average Effective Duration (for all Fixed Income Holdings) 5.1 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date	Net Assets

U.S. Treasury Note	4.375%	02/15/38	5.1%	FNMA 804312	5.50%	11/01/34	3.5%

FNMA 745355	5.00%	03/01/36	4.7%	FNMA 735141	5.50%	01/01/35	3.3%

FNR 07-98 NA	6.00%	10/25/31	4.5%	FNMA 725238	5.00%	03/01/34	3.2%

FNMA 984094	5.50%	06/01/38	4.3%	FHR 3166 GB	6.00%	06/15/21	3.2%

FNMA 735997	5.50%	11/01/35	3.9%	Total of Net Assets			39.2%

FNR 07-77 JB	6.00%	11/25/31	3.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000) (Note 2)			(M=$1,000) (Note 2)			(M=$1,000)	(Note 2)

U.S. Government Obligations 101.2%			FHLMC 170141			Federal National Mortgage
U.S. Government Agency			11%, 09/01/15	1M $	1,484	Association 70.0%
Obligations 90.7%			FHLMC 170147			Collateralized Mortgage Obligations:
Federal Home Loan Bank 3.1%			11%, 11/01/15	2M	1,930	FNGT 02-T3 B
Agency Discount Notes:			FHLMC 360017			5.763%, 12/25/11	200M $	204,945
2.09%, 06/12/08	14,000M	$ 13,991,059	11%, 11/01/17	901	1,032	FNR 06-63 VH

Federal Home Loan Mortgage			FHLMC G01776			6.5%, 03/25/23	10,283M	10,671,743
Corporation 17.0%			6%, 10/01/34	7,638M	7,807,060	FNR 06-78 BV
Collateralized Mortgage Obligations:			FGLMC A36280			6.5%, 06/25/23	5,714M	5,939,924
FHR 3166 GB			4.5%, 07/01/35	12,953M	12,097,479	FNR 06-66 NV
6%, 06/15/21	14,000M	14,309,712	FHLMC G02328			6.5%, 02/25/24	11,000M	11,543,723
FHR 3199 VH			5%, 09/01/35	13,032M	12,643,816	FNR 06-88 BV
6.35%, 05/15/23	9,121M	9,431,734	FHLMC A47296			6.5%, 11/25/25	10,000M	10,357,854
FHR 3181 BV			5%, 10/01/35	1,599M	1,548,529	FNR 07-83 PB
6.5%, 06/15/26	4,000M	4,158,310	FGLMC G02280			6%, 09/25/31	10,000M	10,338,745
FHR 2454 BK			6%, 07/01/36	1,563M	1,589,426	FNR 07-98 NA
6.5%, 05/15/32	10,000M	10,481,647	FGLMC G02736			6%, 10/25/31	20,000M	20,344,184
		38,381,403	5.5%, 03/01/37	1,104M	1,097,685	FNR 07-77 JB
			FHLMC A64971			6%, 11/25/31	15,302M	15,718,048
Mortgage-Backed Securities:			5.5%, 08/01/37	95M	94,765	FNW 03-W16 AF5

15-Year:					36,883,517	4.7818%, 11/25/33	586M	520,126

FHLMC B19087			Total Federal Home Loan					85,639,292

4.5%, 04/01/20	1,114M	1,087,233	Mortgage Corporation		76,352,153	Mortgage-Backed Securities:

30-Year:						10-Year:
FHLMC 252153						FNMA 556247
11%, 11/01/09	296	311				7%, 10/01/10	56M	57,541

The accompanying notes are an integral part of the financial statements.

17

Sentinel Government Securities Fund

(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000) (Note 2)		(M=$1,000) (Note 2)			(M=$1,000) (Note 2)

FNMA 928804			FNMA 888124			Corporate Short-Term Notes 5.7%
5.5%, 11/01/17	3,397M $	3,451,053	5%, 09/01/35	10,507M $	10,194,081	General Electric Co.

		3,508,594	FNMA 735997			2.05%, 06/02/08	10,000M $	9,999,430

15-Year:			5.5%, 11/01/35	17,429M	17,340,719	Nestle Capital Corp.
FNMA 346879			FNMA 745355			2.14%, 06/03/08	2,400M	2,399,715
7%, 05/01/11	29M	30,592	5%, 03/01/36	21,899M	21,206,418	Wells Fargo Co.
FNMA 255547			FNMA 869505			2%, 06/03/08	13,000M	12,998,556
4.5%, 01/01/20	1,255M	1,231,225	5.5%, 03/01/36	1,521M	1,512,119	Total Corporate
FNMA 357923			FNMA 745418			Short-Term Notes
5%, 08/01/20	1,242M	1,238,989	5.5%, 04/01/36	1,587M	1,578,972	(Cost $25,397,701)		25,397,701
		2,500,806	FNMA 872474			Total Investments 106.9%
			6%, 05/01/36	12,149M	12,342,219	(Cost $480,625,269)†		479,984,296
20-Year:			FNMA 867481
FNMA 252206			6%, 07/01/36	1,689M	1,716,085	Excess of Liabilities
6%, 01/01/19	42M	42,699	FNMA 952835			Over Other
FNMA 573745			5.869%, 09/01/37	587M	596,605	Assets (6.9)%	(31,033,805)
6.5%, 08/01/20	99M	103,489	FNMA 974435			Net Assets 100.0%	$ 448,950,491
FNMA 758564			6%, 03/01/38	13,795M	14,009,486
6%, 09/01/24	810M	825,841	FNMA 984094
		972,029	5.5%, 06/01/38	19,548M	19,430,414	† Cost for federal income tax purposes is
25-Year:					221,858,326	$480,625,269. At May 31, 2008 unrealized
FNMA 251808			Total Federal National			depreciation for federal income tax
10%, 04/01/18	19M	20,986	Mortgage Association		314,500,033	purposes aggregated $640,973 of which
						$2,785,098 related to appreciated
30-Year:			Government National Mortgage			securities and $3,426,071 related to
FNMA 002109			Corporation 0.6%			depreciated securities.
9.25%, 10/01/09	6M	5,776	Mortgage-Backed Securities:
FNMA 426830			15-Year:
8%, 11/01/24	27M	29,889	GNMA II 3197
FNMA 734830			7%, 02/20/17	32M	33,135
4.5%, 08/01/33	14,743M	13,792,278	20-Year:
FNMA 731291			GNMA 623177
5%, 08/01/33	7,205M	6,990,676	6.5%, 08/15/23	302M	313,803
FNMA 762872			25-Year:
4.5%, 10/01/33	10,584M	9,901,195
FNMA 738887			GNMA 608728
5.5%, 10/01/33	1,022M	1,018,697	6.5%, 11/15/25	617M	640,941
FNMA 748895			30-Year:
6%, 12/01/33	801M	814,709	GNMA 506805
FNMA 725238			6.5%, 06/15/29	298M	309,527
5%, 03/01/34	14,759M	14,320,235	GNMA 606242
FNMA 786726			6%, 04/15/34	1,172M	1,196,314
6.5%, 08/01/34	4,841M	5,007,059			1,505,841
FNMA 804312			Total Government National
5.5%, 11/01/34	15,593M	15,528,691	Mortgage Corporation		2,493,720
FNMA 735036			Total U.S. Government
5.5%, 12/01/34	7,690M	7,658,147	Agency Obligations		407,336,965
FNMA 735141			U.S. Treasury Obligations 10.5%
5.5%, 01/01/35	14,761M	14,699,804
FNMA 820576			5%, 08/15/11	4,000M	4,239,688
5%, 04/01/35	8,032M	7,778,381	4.5%, 04/30/12	12,000M	12,565,320
FNMA 824421			3.875%, 05/15/18	7,800M	7,693,366
5%, 05/01/35	5,714M	5,533,661	4.375%, 02/15/38	24,000M	22,751,256
FNMA 735500					47,249,630
5.5%, 05/01/35	13,567M	13,498,357	Total U.S. Government
FNMA 835752			Obligations
5%, 08/01/35	5,528M	5,353,653	(Cost $455,227,568)		454,586,595

Sentinel Growth Leaders Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	22.3%	Health Care	5.5%

Materials	20.1%	Consumer Staples	3.9%

Industrials	16.7%	Telecommunication Services	2.9%

Energy	9.7%	Financials	2.8%

Consumer Discretionary	5.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Ansys, Inc.	3.9%	Praxair, Inc.	3.5%

Weatherford Int'l., Ltd.	3.7%	Gilead Sciences, Inc.	3.4%

Int'l. Business Machines Corp.	3.7%	Donaldson Co., Inc.	3.2%

SPDR Gold Trust	3.6%	Commercial Metals Co.	3.2%

Emerson Electric Co.	3.6%	Total of Net Assets	35.3%

Autodesk, Inc.	3.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 89.8%			Jacobs Engineering			Telecommunication Services		2.9%
Consumer Discretionary 5.9%			Group, Inc. *	8,000 $	758,240	Verizon Communications,
McDonald's Corp.	12,000 $	711,840	Kansas City Southern *	13,000	649,480	Inc.	18,000 $	692,460
Tiffany & Co.	15,000	735,450	Precision Castparts Corp. 3,000		362,400	Total Common Stocks
		1,447,290			4,070,366	(Cost $17,304,536)		21,893,431
Consumer Staples 3.9%			Information Technology 22.3%				Principal
PepsiCo, Inc.	6,000	409,800	Ansys, Inc. *	20,000	946,000		Amount
Wal-Mart de Mexico SAB			Apple, Inc. *	4,000	755,000		(M=$1,000)
de CV ADR	12,235	535,875	Autodesk, Inc. *	21,000	864,360	Corporate Short-Term Notes 3.7%
		945,675	Cisco Systems, Inc. *	25,000	668,000	Toyota Motor Credit
						2.15%, 06/05/08
Energy 9.7%			Corning, Inc.	25,000	683,500	(Cost $899,785)	900M	899,785
Schlumberger Ltd.	7,000	707,910	EMC Corp. *	35,000	610,400	U.S. Government Obligations 5.7%
Transocean, Inc. *	5,000	750,950	Int'l. Business Machines			Federal Home Loan Bank 5.7%
Weatherford Int'l., Ltd. *	20,000	912,600	Corp.	7,000	906,010	Agency Discount Notes:
		2,371,460			5,433,270	2.06%, 06/03/08	900M	899,897
Financials 2.8%			Materials 20.1%			2.05%, 06/10/08	500M	499,744
BlackRock, Inc.	3,000	674,970	Commercial Metals Co.	21,300	779,580	Total U.S. Government
Health Care 5.5%			Freeport-McMoRan			Obligations
Gilead Sciences, Inc. *	15,000	829,800	Copper & Gold, Inc.	6,000	694,260	(Cost $1,399,641)		1,399,641
			Monsanto Co.	4,000	509,600	Total Investments 99.2%
Roche Holding AG ADR	6,000	519,750	Nucor Corp.	8,000	598,400	(Cost $19,603,962)†		24,192,857
		1,349,550
			Potash Corp. of
Industrials 16.7%			Saskatchewan, Inc.	3,000	597,210	Other Assets in
Donaldson Co., Inc.	15,200	782,496	Praxair, Inc.	9,000	855,540	Excess of Liabilities	0.8%	187,544
Emerson Electric Co.	15,000	872,700	SPDR Gold Trust *	10,000	873,800	Net Assets 100.0%		$ 24,380,401
General Dynamics Corp.	7,000	645,050			4,908,390

*	Non-income producing			ADR - American Depository Receipt
†	Cost for federal income tax purposes is $19,603,962. At May			SPDR - Standard & Poor's Depository
	31, 2008 unrealized appreciation for federal income tax
	purposes aggregated $4,588,895 of which $4,774,684 related
	to appreciated securities and $185,789 related to
	depreciated securities.
The accompanying notes are an integral part of the financial statements.

19

Sentinel High Yield Bond Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets

Bonds	83.0%

U.S. Government Obligations	6.1%

Corporate Loans	4.2%

Limited Partnership	0.2%

Cash and Other	6.5%

Top 10 Holdings*

		Maturity	Percent of			Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date	Net Assets

First Data Corp.	Variable	12/24/14	2.5%	Texas Competitive Electric Co. LLC	Variable	08/24/14	1.7%

Smithfield Foods, Inc.	8.00%	10/15/09	1.8%	HCA, Inc.	9.25%	11/15/16	1.5%

Universal Foods Corp.	6.50%	04/01/09	1.8%	Mosaic Co.	7.875%	12/01/16	1.5%

NRG Energy, Inc.	7.375%	02/01/16	1.7%	Marquee Holdings, Inc.	9.505%	08/15/09	1.4%

Ford Motor Credit Co.	9.875%	08/10/11	1.7%	Total of Net Assets			17.3%

Kellwood Co.	7.875%	07/15/09	1.7%

Average Effective Duration (for all Fixed Income Holdings) 3.7 years**
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2008 (Unaudited)

Principal			Principal				Principal
Amount		Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)	(M=$1,000) (Note 2)

U.S. Government Obligations 6.1%			Verso Paper Holdings LLC			Ford Motor Co.
Federal Home Loan Bank 6.1%			9.125%, 08/01/14	500M $	516,250	7.45%, 07/16/31	250M $	174,375
Agency Discount Notes:					4,903,998	Ford Motor Credit Co.
2.05%, 06/03/08			Capital Goods 7.1%			9.875%, 08/10/11	1,000M	946,848
(Cost $3,399,613)	3,400M	$ 3,399,613	Berry Plastics Holding Corp.			Ford Motor Credit Co. LLC
Bonds 83.0%			8.875%, 09/15/14	500M	460,000	8%, 12/15/16	250M	210,186
						General Motors Corp.
Basic Industry 8.8%			DRS Technologies, Inc.			7.7%, 04/15/16	1,000M	717,500
Cellu Tissue Holdings, Inc.			7.625%, 02/01/18	500M	541,250	GMAC LLC
9.75%, 03/15/10	500M	472,500	Esco Corp.			6.75%, 12/01/14	750M	581,375
Mosaic Co.			8.625%, 12/15/13 (b)	500M	505,000	8%, 11/01/31	250M	191,947
7.875%, 12/01/16 (b)	750M	817,500	Graham Packaging Co., Inc.
NewPage Corp.			9.875%, 10/15/14	500M	467,500	Kellwood Co.
12%, 05/01/13	500M	531,250	Hawker Beechcraft			7.875%, 07/15/09	1,000M	945,000
Noranda Aluminium			Acquisition Co. LLC			Levi Strauss & Co.
Acquisition Corp.			9.75%, 04/01/17	250M	257,500	9.75%, 01/15/15	500M	526,250
6.8275%,			Hexcel Corp.			Penske Auto Group, Inc.
05/15/15 (b)(c)	500M	441,250	6.75%, 02/01/15	500M	501,250	7.75%, 12/15/16	500M	467,500
Ryerson, Inc.			L-3 Communications Corp.			Tenneco, Inc.
10.2478%,			6.375%, 10/15/15	750M	726,563	10.25%, 07/15/13	257M	271,135
11/01/14 (b)(d)	100M	92,750	Rexnord Corp.			TRW Automotive, Inc.
Sabic Innovative Plastics			11.75%, 08/01/16	500M	492,500	7.25%, 03/15/17 (b)	500M	470,000
Holdings BV					3,951,563			5,929,616
9.5%, 08/15/15 (b)	500M	556,250
Sappi Papier Holding AG			Consumer Cyclical	10.6%		Consumer Non-Cyclical 4.4%
6.75%, 06/15/12 (b)	500M	470,509	American Axle &			Amscan Holdings, Inc.
Universal Foods Corp.			Manufacturing, Inc.			8.75%, 05/01/14	500M	463,750
6.5%, 04/01/09	1,000M	1,005,739	7.875%, 03/01/17	500M	427,500

20 The accompanying notes are an integral part of the financial statements.

Sentinel High Yield Bond Fund (Continued)

Principal						Principal				Principal
Amount			Value			Amount	Value			Amount	Value
(M=$1,000)			(Note 2)	(M=$1,000)			(Note 2)	(M=$1,000)			(Note 2)

Constellation Brands, Inc.				Idearc, Inc.				Sungard Data Systems, Inc.
7.25%, 09/01/16		500M $	500,000	8%, 11/15/16		400M $	288,000	9.125%, 08/15/13		650M $	672,750
Dole Food Co., Inc.				Interpublic Group of Cos, Inc.							1,575,875
8.625%, 05/01/09		500M	492,500	6.25%, 11/15/14		250M	226,250	Telecommunications	8.0%
Smithfield Foods, Inc.				Liberty Media LLC				American Tower Corp.
8%, 10/15/09		1,000M	1,022,500	5.7%, 05/15/13		200M	183,997	7%, 10/15/17 (b)		600M	601,500
			2,478,750	LIN Television Corp.
Energy	16.8%			6.5%, 05/15/13		500M	480,000	Centennial Communications
				Videotron Ltd.				Corp. 10%, 01/01/13		250M	251,250
Calfrac Holdings LP				9.125%, 04/15/18 (b)		100M	107,500
7.75%, 02/15/15 (b)		500M	485,000	Videotron Ltee				Cincinnati Bell, Inc.
CHC Helicopter Corp.				6.375%, 12/15/15		800M	768,000	8.375%, 01/15/14		500M	500,000
7.375%, 05/01/14		550M	559,625				3,553,747	Citizens Communications Co.
Chesapeake Energy Corp.				Services Cyclical	6.2%			6.25%, 01/15/13		250M	236,250
6.875%, 11/15/20		750M	717,187					Qwest Communications
Complete Production				Cinemark, Inc.				Int'l., Inc.
Services, Inc.				0%, 03/15/09 (f)		500M	477,500	7.5%, 02/15/14		500M	492,500
8%, 12/15/16		500M	508,750	KB Home				Qwest Corp.
Connacher Oil and Gas Ltd.				7.75%, 02/01/10		500M	493,750	7.875%, 09/01/11		500M	511,250
10.25%, 12/15/15 (b)		500M	530,000	Las Vegas Sands Corp.				Rogers Communications, Inc.
El Paso Corp.				6.375%, 02/15/15		500M	452,500	7.5%, 03/15/15		575M	615,072
8.05%, 10/15/30		250M	259,204	Marquee Holdings, Inc.				Rogers Wireless, Inc.
Energy Partners Ltd.				9.505%, 08/15/09		1,000M	810,000	6.375%, 03/01/14		350M	353,685
9.75%, 04/15/14		500M	472,500	MGM Mirage				US Unwired, Inc.
Nexus Ltd.				7.5%, 06/01/16		400M	357,500	10%, 06/15/12		425M	413,318
10.5%, 03/07/12 (b)(e)		500M	450,000	Park Place Entertainment				Windstream Corp.
				Corp.				8.125%, 08/01/13		500M	513,750
OPTI Canada, Inc.				7.875%, 03/15/10		500M	476,250				4,488,575
7.875%, 12/15/14		250M	254,375	United Rentals North				Utilities	6.7%
8.25%, 12/15/14		250M	258,750	America, Inc.				Edison Mission Energy
PetroHawk Energy Corp.				7.75%, 11/15/13		500M	428,750	7.2%, 05/15/19		500M	490,000
9.125%, 07/15/13		500M	522,500				3,496,250	NRG Energy, Inc.
Petroplus Finance Ltd.				Services Non-Cyclical	5.3%			7.375%, 02/01/16		1,000M	977,500
7%, 05/01/17 (b)		500M	453,750	Advanced Medical Optics,				PNM Resources, Inc.
PetroProd Ltd.				Inc.				9.25%, 05/15/15		500M	521,250
8.71%, 01/12/12 (b)(e)		500M	470,000	7.5%, 05/01/17		500M	470,000	Reliant Energy, Inc.
				Bausch & Lomb, Inc.				6.75%, 12/15/14		250M	256,875
PHI, 7.125%, Inc. 04/15/13		500M	485,000	9.875%, 11/01/15 (b)		100M	105,000	7.875%, 06/15/17		750M	757,500
				Community Health Systems,				White Pine Hydro Portfolio
Regency Energy Partners LP				Inc.				LLC
8.375%, 12/15/13		737M	766,480	8.875%, 07/15/15		500M	518,125	7.26%, 07/20/15 (b)(e)		800M	758,581
Sabine Pass LNG LP				HCA, Inc.
7.5%, 11/30/16		500M	459,375	9.25%, 11/15/16		800M	847,000				3,761,706
SemGroup LP				Invacare Corp.				Total Bonds
8.75%, 11/15/15 (b)		500M	490,000	9.75%, 02/15/15		500M	502,500	(Cost $47,511,914)			46,505,059
Sonat, Inc.				Universal Hospital Services,
7%, 02/01/18		760M	758,608	Inc.				Corporate Loans	4.2%
Williams Partners LP				8.5%, 06/01/15		500M	507,500	Technology	2.5%
7.25%, 02/01/17		500M	513,750				2,950,125	First Data Corp.
			9,414,854	Technology	2.8%			5.1425%,
								12/24/14 (h)		1,352M	1,264,020
Media	6.3%			First Data Corp.				5.3488%,
Charter Communications				9.875%, 09/24/15 (b)		500M	453,125	12/24/14 (h)		41M	38,429
Operating LLC				General Cable Corp.				7.6338%,
8.375%, 04/30/14 (b)		250M	246,875	5.0725%,				12/24/14 (h)		100M	93,039
CSC Holdings, Inc.				04/01/15 (g)		500M	450,000				1,395,488
7.25%, 07/15/08		750M	751,875
Echostar DBS Corp.
5.75%, 10/01/08		500M	501,250

Sentinel High Yield Bond Fund (Continued)

				(e)	Illiquid securities. These bonds represent
		Principal			private placement investments that Sentinel
		Amount	Value		Mutual funds have made. At May 31, 2008,
		(M=$1,000)	(Note 2)		the market value of the private placement
Utilities	1.7%				securities amounted to $1,678,581 or 2.99%
Texas Competitive Electric					of net assets.
Co. LLC				(f)	Cinemark, Inc. currently pays a 0% coupon,
6.1213%, 08/24/14 (i)		121M	$113,773		steps up to 9.75% beginning 03/15/2009.
6.2344%, 08/24/14 (i)		731M	689,371	(g)	General Cable Corp. has a variable interest
6.4775%, 08/24/14 (i)		143M	134,643		rate that floats quarterly on the 1st of
			937,787		January, April, July, October. The interest
Total Corporate Loans					rate is based on the 3-month Libor rate plus
(Cost $2,431,085)			2,333,275		2.375%.
				(h)	The First Data Corp. is a variable rate
					security for which the borrower may set the
		Shares			rate at a method tied to the London interbank
Limited Partnerships	0.2%				offer rate. It carries a call option and a first
Energy	0.2%				priority lien on the assets of the borrower
					and subsidiary guarantors. The rate
Williams Partners LP * (j)					included here is the rate as of May 31, 2008.
(Cost $126,642)		4,000	142,760	(i)	The Texas Competitive Electric Holdings Co.
		Principal			LLC is a variable rate security for which the
		Amount			borrower may set the rate at a method tied to
		(M=$1,000)			the London interbank offer rate. It carries a
Corporate Short-Term Notes	2.8%				call option and a first priority lien on the
Toyota Motor Credit					assets of the borrower and subsidiary
2.15%, 06/05/08					guarantors. The rate included here is the
(Cost $1,599,618)		1,600M	1,599,618		rate as of May 31, 2008.
Total Investments	96.3%			(j)	Return of Capital paid during the fiscal period
(Cost $55,068,872)†			53,980,325
Other Assets in
Excess of
Liabilities	3.7%		2,067,695
Net Assets	100.0%		$ 56,048,020

*	Non-income producing
†	Cost for federal income tax purposes is $55,068,872. At
	May 31, 2008 unrealized depreciation for federal income
	tax purposes aggregated $1,088,547 of which $784,511
	related to appreciated securities and $1,873,058 related
	to depreciated securities.

(b)	Security exempt from registration under Rule
	144A of the Securities Act of 1933, as
	amended. These securities may be resold in
	transactions exempt from registrations,
	normally to qualified institutional buyers. At
	May 31, 2008, the market value of rule 144A
	securities amounted to $8,504,590 or
	15.17% of net assets.
(c)	Noranda Aluminium Acquisition Corp. has a
	variable interest rate that floats
	Semi-annually on 15th of May and
	November. The interest rate is based
	on the 6-month Libor rate plus 4.00%.
(d)	Ryerson, Inc. has a variable interest rate that
	floats quarterly on the 1st of February, May,
	Auqust and November. The interest rate is
	based on the 3-month Libor rate plus
7.375%.

Sentinel International Equity Fund

(Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Financials	20.0%	Consumer Staples	8.5%

Industrials	14.2%	Telecommunication Services	8.0%

Materials	10.8%	Health Care	6.0%

Energy	9.5%	Consumer Discretionary	6.0%

Information Technology	8.7%	Utilities	4.8%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets

United Kingdom	14.9%	Spain	4.0%

Germany	14.5%	Hong Kong	3.9%

Japan	13.9%	Finland	3.8%

France	9.8%	Norway	3.1%

Switzerland	8.4%	Canada	2.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Nestle SA	3.0%	Cheung Kong Holdings Ltd.	1.7%

Fresenius SE	2.7%	Fortum Oyj	1.7%

Komatsu Ltd.	2.4%	Vodafone Group PLC	1.7%

Standard Chartered PLC	2.0%	China Mobile Ltd.	1.6%

Anglo American PLC	1.9%	Total of Net Assets	20.5%

Telefonica SA	1.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

		Shares	Value			Shares	Value			Shares	Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	96.5%			Denmark	1.3%			Total SA ADR		45,000 $	3,926,700
Australia 2.5%				Novo Nordisk A/S ADR		50,000	$ 3,265,000	Veolia Environnement		20,000	1,425,378
Macquarie Infrastructure				Finland	3.8%						24,996,389
Group *		670,000 $	1,921,158	Fortum Oyj		90,000	4,348,942	Germany	14.5%
National Australia Bank				Nokia Corp. ADR		71,000	2,016,400	Allianz SE ADR		137,000	2,593,410
Ltd.		52,000	1,556,157	Nokia Oyj		110,000	3,171,084
Sims Group Ltd.		78,000	2,803,170				9,536,426	BASF AG		17,500	2,623,733
			6,280,485					Bayer AG		30,000	2,664,999
Brazil	1.2%			France	9.8%			Deutsche Boerse AG		24,000	3,451,897
Companhia Vale do Rio				Air Liquide ADR		66,000	1,953,600	Deutsche Postbank AG		35,000	3,381,422
Doce ADR		79,000	3,142,620	Air Liquide		7,000	1,028,910	Fresenius SE		73,000	6,840,304
Canada	2.8%			AXA SA		53,000	1,872,547	MAN AG		18,000	2,808,750
Canadian Pacific Railway				BNP Paribas		18,000	1,857,751	Puma AG Rudolf Dassler Sport		6,000	2,342,959
Ltd.		48,000	3,511,680	Electricite de France		22,000	2,381,479	RWE AG		22,000	2,844,221
EnCana Corp.		39,500	3,569,615	Groupe Danone		25,000	2,188,551	SAP AG		44,000	2,432,134
			7,081,295	Lafarge SA		18,250	3,300,620	SGL Carbon AG *		31,000	2,296,628
China 1.6%				Pernod-Ricard SA		25,000	2,839,243
China Mobile Ltd. ADR		55,000	4,058,450	PPR		17,000	2,221,610

The accompanying notes are an integral part of the financial statements.

23

Sentinel International Equity Fund

(Continued)

							Principal
Shares		Value		Shares	Value		Amount	Value
		(Note 2)			(Note 2)		(M=$1,000)	(Note 2)

Siemens AG	21,500 $	2,441,749	Telenor ASA	63,000 $	1,367,123	U.S. Government Obligations 1.6%

	36,722,206				7,846,532	Federal Home Loan Bank

Hong Kong 3.9%			Russia 1.3%			Agency Discount Notes:
Cheung Kong Holdings			Gazprom OAO ADR *	55,000	3,322,000	2.09%, 06/04/08	4,000M	3,999,303

Ltd.	285,000	4,378,772	Singapore 1.4%			(Cost $3,999,303)	$

HSBC Holdings PLC	121,700	2,053,831	Singapore Technologies			Corporate Short-Term Notes 1.6%
						Chevron Corp
Shun TAK Holdings Ltd. 1,850,000		2,161,996	Engineering Ltd.	1,500,000	3,503,360	2%, 06/02/08

Towngas China Co Ltd. * 2,500,000		1,265,393	South Korea 1.3%			(Cost $3,999,778)	4,000M	3,999,778

		9,859,992	Samsung Electronics Co			Total Investments 99.7%

India 1.2%			Ltd.	4,500	3,237,221	(Cost $198,130,066)†	252,646,898

Bharti Airtel Ltd. *	75,000	1,547,433	Spain 4.0%			Other Assets in
ICICI Bank Ltd. ADR	40,000	1,509,200	Banco Santander SA ADR 150,000		3,135,000	Excess of

		3,056,633	Inditex SA *	50,000	2,459,640	Liabilities 0.3%		854,576

Indonesia 0.7%			Telefonica SA ADR	53,000	4,559,590	Net Assets 100.0%	$ 253,501,474

Telekomunikasi Indonesia				10,154,230

Tbk PT ADR	48,000	1,678,080	Switzerland 8.4%			*	Non-income producing
Israel 1.1%			ABB Ltd.	100,000	3,248,741	†	Cost for federal income tax purposes is
Nice Systems Ltd. ADR *	80,000	2,800,000	Credit Suisse Group	26,000	1,324,634		$198,130,066. At May 31, 2008 unrealized
Italy 0.6%			Julius Baer Holding AG	46,000	3,764,740		appreciation for federal income tax
Prysmian SpA	60,000	1,586,865	Nestle SA	15,700	7,720,077		purposes aggregated $54,516,832 of
							which $60,121,719 related to appreciated
Japan 13.9%			Novartis AG	45,000	2,363,876		securities and $5,604,887 related to
Canon, Inc.	66,000	3,562,322	Roche Holding AG	16,500	2,844,855		depreciated securities.
East Japan Railway Co.	310	2,393,663		21,266,923		ADR - American Depository Receipt

Fanuc Ltd.	24,000	2,606,716	Taiwan 0.8%
Jupiter			HON HAI Precision
Telecommunications Co			Industry Co Ltd.	386,000	2,183,804

Ltd.	2,900	2,445,551	United Kingdom 14.9%
Komatsu Ltd.	195,000	6,178,145	Anglo American PLC	70,000	4,740,888
Mitsubishi Corp.	67,000	2,313,413	BAE Systems PLC	370,000	3,322,019
Mitsui Fudosan Co Ltd.	75,000	1,860,416	BG Group PLC	135,000	3,385,556
Nintendo Co Ltd.	4,700	2,585,847	BP PLC	325,000	3,914,259
Nomura Holdings, Inc.	150,000	2,548,378	Diageo PLC	59,300	1,157,054
Sumitomo Mitsui			Johnson Matthey PLC	67,000	2,674,314
Financial Group, Inc.	380	3,269,399	Old Mutual PLC	1,100,000	2,549,418
Toyota Motor Corp.	52,000	2,648,833
			Royal Bank of Scotland
Uni-Charm Corp.	39,000	2,756,118	Group PLC	230,000	1,041,062

	35,168,801		Standard Chartered PLC 135,000		5,016,828

Mexico 1.0%			Tesco PLC	340,000	2,788,989
America Movil SA de CV			Vodafone Group PLC	1,337,152	4,297,621
ADR	41,500	2,480,455	WPP Group PLC	230,000	2,786,037

Netherlands 1.4%				37,674,045

ING Groep NV	49,000	1,870,727	Total Common Stocks
Unilever NV *	55,000	1,797,318	(Cost $189,933,846)	244,569,857

		3,668,045	Rights 0.0%

Norway 3.1%			United Kingdom 0.0%
Acergy SA	90,000	2,336,586	Royal Bank of Scotland
StatoilHydro ASA ADR	86,000	3,366,900	Group PLC
StatoilHydro ASA	20,000	775,923	(Cost $197,139)	140,556	77,959

Sentinel Mid Cap Growth Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	23.2%	Materials	6.2%

Industrials	17.6%	Financials	4.3%

Energy	15.9%	Consumer Staples	3.7%

Consumer Discretionary	14.1%	Telecommunication Services	2.3%

Health Care	9.7%	Utilities	1.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Continental Resources, Inc.	1.8%	Equinix, Inc.	1.5%

Activision, Inc.	1.8%	Trimble Navigation Ltd.	1.5%

Cameron Int'l. Corp.	1.7%	MEMC Electronic Materials, Inc.	1.5%

Agrium, Inc.	1.7%	Range Resources Corp.	1.5%

Southwestern Energy Co.	1.7%	Total of Net Assets	16.2%

Cognizant Technology Solutions Corp.	1.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

Shares			Value	Shares			Value	Shares			Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	98.6%			Energy	15.9%			BioMarin
Consumer Discretionary	14.1%			Cameron Int'l. Corp. *		51,800 $	2,757,314	Pharmaceuticals, Inc. *		37,500 $	1,431,375
Abercrombie & Fitch Co.		27,500 $	1,996,500	Consol Energy, Inc.		18,900	1,843,884	Covance, Inc. *		26,000	2,131,480
Bed Bath & Beyond, Inc. *		58,500	1,863,810	Continental Resources,				Dentsply Int'l., Inc.		40,000	1,621,600
Burger King Holdings, Inc.		57,500	1,641,625	Inc. *		46,500	2,983,905	Gen-Probe, Inc. *		32,100	1,827,774
Cablevision Systems				Nabors Industries Ltd. *		38,500	1,618,540	Hologic, Inc. *		45,300	1,088,559
Corp. *		60,900	1,650,999	PetroHawk Energy Corp. *		59,000	1,733,420	Hospira, Inc. *		31,000	1,300,140
Coach, Inc. *		54,000	1,960,200	Range Resources Corp.		37,000	2,433,120	Invitrogen Corp. *		35,000	1,608,600
Darden Restaurants, Inc.		42,000	1,438,500	SandRidge Energy, Inc. *		43,500	2,392,500	St. Jude Medical, Inc. *		50,200	2,045,650
Dick's Sporting Goods,				Smith Int'l., Inc.		20,000	1,578,400	Varian Medical Systems,
Inc. *		72,000	1,666,800	Southwestern Energy				Inc. *		33,500	1,592,590
Dollar Tree, Inc. *		54,500	2,011,050	Co. *		60,800	2,695,872				15,894,673
GameStop Corp. *		33,500	1,661,600	Transocean, Inc. *		12,400	1,862,356	Industrials	17.6%
Nordstrom, Inc.		48,500	1,696,530	Weatherford Int'l., Ltd. *		52,400	2,391,012	Agco Corp. *		26,500	1,601,395
Strayer Education, Inc.		11,900	2,378,810	Williams Cos, Inc.		44,500	1,692,780	Ametek, Inc.		34,500	1,769,850
Tiffany & Co.		35,500	1,740,565				25,983,103	BE Aerospace, Inc. *		54,200	1,894,290
VF Corp.		16,500	1,249,050	Financials	4.3%			Bucyrus Int'l., Inc.		30,800	2,180,024
			22,956,039	Affiliated Managers				Corrections Corp of
Consumer Staples	3.7%			Group, Inc. *		16,000	1,640,000	America *		59,200	1,526,176
Dr Pepper Snapple				IntercontinentalExchange,				DryShips, Inc.		22,500	2,110,500
Group, Inc. *		25,500	642,090	Inc. *		12,000	1,658,400	Expeditors Int'l. of
HJ Heinz Co.		37,000	1,846,670	Invesco Ltd.		76,400	2,126,212	Washington, Inc.		29,000	1,365,320
McCormick & Co., Inc.		51,800	1,946,644	T Rowe Price Group, Inc.		27,100	1,569,632	First Solar, Inc. *		6,000	1,605,240
UST, Inc.		30,000	1,656,900				6,994,244	Goodrich Corp.		24,000	1,555,440
			6,092,304	Health Care	9.7%			IHS, Inc. *		35,000	2,084,600
				Alpharma, Inc. *		49,500	1,246,905

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                                                                 25

Sentinel Mid Cap Growth Fund

(Continued)

			Value				Value
		Shares	(Note 2)			Shares	(Note 2)

JA Solar Holdings Co Ltd.				Utilities	1.6%
ADR *		64,000	$1,361,280	Dynegy, Inc. *		139,000	$1,309,380
Jacobs Engineering				ITC Holdings Corp.		24,000	1,309,680
Group, Inc. *		25,500	2,416,890				2,619,060
Precision Castparts Corp.		15,000	1,812,000	Total Common Stocks
Republic Services, Inc.		50,000	1,646,500	(Cost $119,514,447)			160,969,455
Ritchie Bros Auctioneers,
Inc.		67,000	1,847,190			Principal
						Amount
Stericycle, Inc. *		32,500	1,894,750			(M=$1,000)
			28,671,445	Corporate Short-Term Notes	2.7%
Information Technology	23.2%			General Electric Co.
Activision, Inc. *		87,600	2,956,500	2%, 06/02/08		2,500M	2,499,861
Altera Corp.		95,500	2,209,870	Toyota Motor Credit Corp.
Amphenol Corp.		49,600	2,312,848	2.05%, 06/04/08		2,000M	1,999,658
Ansys, Inc. *		35,000	1,655,500	Total Corporate
				Short-Term Notes
Autodesk, Inc. *		45,500	1,872,780	(Cost $4,499,519)			4,499,519
Broadcom Corp. *		76,300	2,189,047	Total Investments	101.3%
Cognizant Technology				(Cost $124,013,966)†			165,468,974
Solutions Corp. *		70,400	2,483,712	Excess of Liabilities
Cypress Semiconductor				Over Other
Corp. *		67,500	1,881,900	Assets	(1.3)%		(2,147,090)
Equinix, Inc. *		26,000	2,482,740
Intersil Corp.		75,500	2,104,185	Net Assets	100.0%		$ 163,321,884
Juniper Networks, Inc. *		71,000	1,953,920
McAfee, Inc. *		52,200	1,892,250	*	Non-income producing
MEMC Electronic				†	Cost for federal income tax purposes is
Materials, Inc. *		35,600	2,444,296		$124,013,966. At May 31, 2008 unrealized
Micros Systems, Inc. *		27,500	906,675		appreciation for federal income tax
					purposes aggregated $41,455,008 of
Nuance Communications,					which $42,312,483 related to appreciated
Inc. *		100,000	1,972,000		securities and $857,475 related to
Nvidia Corp. *		74,500	1,840,150		depreciated securities.
Research In Motion Ltd. *		16,300	2,263,581	ADR	- American Depository Receipt
Trimble Navigation Ltd. *		62,200	2,478,048
			37,900,002
Materials	6.2%
Agrium, Inc.		31,300	2,736,246
Allegheny Technologies,
Inc.		10,200	765,000
Carpenter Technology
Corp.		23,500	1,297,200
Freeport-McMoRan
Copper & Gold, Inc.		12,500	1,446,375
Praxair, Inc.		21,000	1,996,260
Steel Dynamics, Inc.		51,200	1,848,320
			10,089,401
Telecommunication Services	2.3%
MetroPCS
Communications, Inc. *		84,100	1,786,284
NII Holdings, Inc. *		39,500	1,982,900
			3,769,184

Sentinel Mid Cap Value Fund (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Energy	16.4%	Health Care	6.8%

Industrials	14.5%	Financials	6.6%

Utilities	8.0%	Information Technology	5.5%

Consumer Discretionary	7.3%	Materials	5.1%

Consumer Staple	7.2%	Telecommunication Services	4.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Delta Petroleum Corp.	5.8%	Keppel Corp. Ltd.	3.0%

Lions Gate Entertainment Corp.	5.1%	Ingersoll-Rand Co. Ltd.	3.0%

Golar LNG Ltd.	4.6%	Discovery Holding Co.	3.0%

Alaska Communications Systems Group, Inc.	4.1%	Calpine Corp.	2.9%

NeuStar, Inc.	3.9%	Total of Net Assets	38.8%

Arch Capital Group Ltd.	3.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

			Value				Value				Value
		Shares	(Note 2)			Shares	(Note 2)			Shares	(Note 2)

Common Stocks	78.2%			Financials	6.6%			Information Technology	5.5%
Consumer Discretionary	7.3%			Arch Capital Group Ltd. *		88,200 $	6,205,752	NeuStar, Inc. *		308,400 $	7,213,476
Koninklijke Philips				Deerfield Capital				Xerox Corp.		211,600	2,873,528
Electronics NV *		84,000	$ 3,228,120	Corp. * (b)		8,015	7,454				10,087,004
Lions Gate Entertainment				Unum Group		27,700	667,016	Materials	5.1%
Corp. *		875,700	9,326,205	Willis Group Hldgs. Ltd.		145,200	5,202,516	Denison Mines Corp. *		526,700	4,413,746
Source Interlink Cos.,							12,082,738
Inc. *		120,000	142,800					Int'l. Flavors &
Triarc Cos., Inc.		75,600	555,660	Health Care	6.8%			Fragrances, Inc.		116,700	4,896,732
			13,252,785	Health Net, Inc. *		83,300	2,582,300				9,310,478
Consumer Staple	4.9%			Hospira, Inc. *		30,500	1,279,170	Telecommunication Services	4.1%
				Laboratory Corp of				Alaska Communications
Bunge Ltd.		11,900	1,420,503	America Holdings *		22,300	1,645,517	Systems Group, Inc.		584,800	7,567,312
Coca-Cola Enterprises,				Quest Diagnostics, Inc.		57,000	2,873,370	Utilities	8.0%
Inc.		169,500	3,413,730
Loews Corp. - Carolina				Thermo Fisher Scientific,				Calpine Corp. *		229,600	5,257,840
Group *		55,500	4,026,525	Inc. *		68,500	4,042,870	Constellation Energy
			8,860,758				12,423,227	Group, Inc.		37,500	3,233,625
Energy	16.4%			Industrials	13.5%			Mirant Corp. *		112,800	4,581,936
Delta Petroleum Corp. *		476,600	10,532,860	Aegean Marine Petroleum				SCANA Corp.		39,000	1,565,460
				Network, Inc.		93,700	3,911,975				14,638,861
Golar LNG Ltd.		454,900	8,356,513	Discovery Holding Co. *		206,000	5,395,140	Total Common Stocks
Gulfmark Offshore, Inc. *		66,000	4,430,580	Goodrich Corp.		19,400	1,257,314	(Cost $121,165,394)		142,800,045
Newpark Resources *		380,100	2,679,705	Horizon Lines, Inc.		159,400	2,003,658	Foreign Stocks	3.3%
Rowan Cos., Inc.		73,100	3,227,365	Ingersoll-Rand Co. Ltd.		122,600	5,399,304	Norway	3.3%
SEACOR Holdings, Inc. *		8,600	765,228	Keppel Corp. Ltd. ADR *		303,200	5,465,180	Marine Harvest *		6,150,800	4,145,848
			29,992,251	WESCO Int'l., Inc. *		26,000	1,152,060	Stolt-Nielsen SA		2,800	65,562
							24,584,631

The accompanying notes are an integral part of the financial statements.

27

Sentinel Mid Cap Value Fund

(Continued)

				Value
			Shares	(Note 2)

	Wilh Wilhelmsen ASA		48,450	$1,803,727
Total Foreign Stocks
	(Cost $6,023,605)			6,015,137
			Principal
			Amount
			(M=$1,000)
Corporate Short-Term Notes		5.2%
	Chevron Corp.
	2.05%, 06/06/08		4,250M	4,248,790
	Prudential Fund
	2.12%, 06/10/08		1,800M	1,799,046
Toyota Motor Credit Corp.
	2.05%, 06/04/08		3,565M	3,564,391
	Total Corporate
	Short-Term Notes
	(Cost $9,612,227)			9,612,227
U.S. Government Obligations		13.7%
	Federal Home Loan Bank	13.7%

	Agency Discount Notes:
	1.9%, 06/02/08		11,000M	10,999,419
	1.98%, 06/03/08		1,435M	1,434,842
	2.07%, 06/10/08		6,400M	6,396,688
	2.06%, 06/12/08		6,200M	6,196,098
Total U.S. Government
	Obligations
	(Cost $25,027,047)			25,027,047
	Total Investments	100.4%
	(Cost $161,828,273)†			183,454,456
Excess of Liabilities
	Over Other
	Assets	(0.4)%		(783,716)
	Net Assets	100.0%		$ 182,670,740

*	Non-income producing
†	Cost for federal income tax purposes is $161,828,273.
	At May 31, 2008 unrealizedappreciation for federal
	income tax purposes aggregated $21,626,183 of which
	$26,516,515 related to appreciated securities and
	$4,890,332 related to depreciated securities.
(b)	Real Estate Investment Trust
ADR	- American Depository Receipt

Sentinel Short Maturity Government Fund

(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings

Less than 1 yr.			11.4%	4 yrs. to 5.99 yrs.			1.3%

1 yr. to 2.99 yrs.			73.4%

3 yrs. to 3.99 yrs.			13.9%

Average Effective Duration (for all Fixed Income Holdings) 1.9 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date Net Assets

FHRR R005 AB	5.50%	12/15/18	13.2%	FNR 06-93 PK	5.50%	04/25/36	4.4%

FHR 2388 BG	6.50%	12/15/31	7.8%	FHRR R006 AK	5.75%	12/15/18	4.1%

GNR 02-41 TE	6.00%	07/16/31	6.1%	FHLMC J05907	6.00%	08/01/19	4.0%

FHR 2495 VB	6.00%	09/15/17	6.0%	FHR 2953 PC	5.50%	08/15/29	3.8%

FHR 2435 HL	6.50%	09/15/31	5.7%	Total of Net Assets			59.6%

FHR 3176 HA	6.00%	02/15/28	4.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2008 (Unaudited)

	Principal				Principal			Principal
	Amount		Value		Amount	Value		Amount	Value
	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations		99.5%		FHR 2953 PC			FHLMC M30120
U.S. Government Agency				5.5%, 08/15/29	6,434M $	6,567,838	5.5%, 05/01/11	52M $	53,059
Obligations		99.5%		FHR 2435 HL			FHLMC M30121
Federal Home Loan				6.5%, 09/15/31	9,421M	9,757,962	5.5%, 05/01/11	87M	87,924
Mortgage Corporation		66.8%		FHR 2388 BG			FHLMC E00436
Collateralized Mortgage Obligations:				6.5%, 12/15/31	12,866M	13,299,558	7%, 06/01/11	20M	21,162
FHR 2835 VK						99,266,003	FHLMC E64484
5.5%, 11/15/12	1,029M $		1,049,056	Mortgage-Backed Securities:			7%, 06/01/11	2M	2,070
FHRR R007 AC				10-Year:			FHLMC M30123
5.875%, 05/15/16	5,045M		5,129,716				6.5%, 07/01/11	51M	53,559
FHR 2353 TD				FHLMC E89015			FHLMC E85491
6%, 09/15/16	250M		259,855	6.5%, 04/01/12	351M	362,537	6.5%, 09/01/11	99M	101,772
FHR 2495 VB				15-Year:			FHLMC F70014
6%, 09/15/17	10,000M		10,314,879	FHLMC E49621			7.5%, 09/01/11	100M	104,410
FHRR R005 AB				7%, 07/01/08	736	744	FHLMC E72904
5.5%, 12/15/18	22,315M		22,628,684	FHLMC E54549			8%, 11/01/11	16M	16,944
FHRR R006 AK				6.5%, 09/01/08	720	723	FHLMC F70015
5.75%, 12/15/18	6,980M		7,101,807	FHLMC E00292			8%, 12/01/11	41M	42,517
FHR 2492 PE				6.5%, 04/01/09	6M	5,607	FHLMC G10654
6%, 01/15/22	6,203M		6,313,047	FHLMC G10330			7%, 02/01/12	190M	198,902
FHR 3165 JA				7%, 01/01/10	24M	24,643	FHLMC G10705
5.5%, 04/15/26	4,425M		4,512,210	FHLMC E61405			6.5%, 08/01/12	255M	264,975
FHR 3176 HA				7%, 08/01/10	6M	6,562	FHLMC G11228
6%, 02/15/28	7,445M		7,636,164	FHLMC E62686			6.5%, 12/01/12	49M	51,579
FHR 2978 CK				7%, 01/01/11	60M	62,134	FHLMC E94628
5.5%, 06/15/28	4,600M		4,695,227	FHLMC E00422			5%, 02/01/13	897M	908,242
				7%, 03/01/11	40M	41,080

The accompanying notes are an integral part of the financial statements.

29

Sentinel Short Maturity Government Fund

(Continued)

	Principal				Principal			Principal
	Amount	Value			Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)			(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FHLMC M30171			Federal National Mortgage				15-Year:
5.5%, 06/01/13	52M $	52,878	Association	19.6%			FNMA 328089
FHLMC E72131			Collateralized Mortgage Obligations:				7.25%, 08/01/09	849 $	852
6.5%, 08/01/13	193M	200,755	FNR 07-77 J				FNMA 511846
FHLMC G11135			5.5%, 10/25/28		5,642M $	5,742,972	9%, 01/01/10	3M	2,844
6.5%, 08/01/13	189M	196,253	FNR 05-105 TJ				FNMA 321199
FHLMC E72178			5.5%, 12/25/35		2,180M	2,178,452	7%, 09/01/10	48M	49,297
6.5%, 09/01/13	99M	103,246	FNR 06-93 PK				FNMA 324087
FHLMC G10965			5.5%, 04/25/36		7,571M	7,619,670	7%, 09/01/10	10M	10,671
7.5%, 10/01/14	49M	50,755				15,541,094	FNMA 325432
FHLMC E82128			Mortgage-Backed Securities:				7%, 09/01/10	24M	24,585
7%, 03/01/15	63M	65,066	10-Year:				FNMA 313758
FHLMC E00843			FNMA 516230				7%, 11/01/10	1M	1,320
8%, 04/01/15	22M	23,011	8%, 08/01/09		29M	29,782	FNMA 250441
FHLMC E01009			FNMA 253329				6.5%, 12/01/10	34M	35,335
6.5%, 08/01/16	802M	839,115	7.5%, 05/01/10		80M	81,595	FNMA 303902
FHLMC G11585			FNMA 253362				7%, 05/01/11	21M	21,457
7%, 02/01/17	644M	676,113	7.5%, 05/01/10		80M	82,013	FNMA 303943
FHLMC E88357			FNMA 253472				6.5%, 06/01/11	103M	106,649
6.5%, 03/01/17	170M	175,970	7.5%, 09/01/10		109M	111,432	FNMA 250613
FHLMC J05907			FNMA 253507				6.5%, 07/01/11	53M	54,866
6%, 08/01/19	6,593M	6,784,258	7.5%, 09/01/10		81M	83,441	FNMA 250781
		11,216,028	FNMA 595730				6.5%, 12/01/11	20M	20,415
20-Year:			6.5%, 09/01/11		47M	48,155	FNMA 367201
FHLMC C90035			FNMA 603547				6.5%, 12/01/11	31M	32,489
6.5%, 11/01/13	207M	216,654	6.5%, 09/01/11		61M	62,598	FNMA 367202
FHLMC D94982			FNMA 254082				7%, 12/01/11	54M	55,989
7%, 04/01/16	169M	179,878	5.5%, 10/01/11		108M	109,101	FNMA 370468
FHLMC D94230			FNMA 254076				7%, 01/01/12	40M	42,439
7.5%, 10/01/19	274M	297,546	6.5%, 10/01/11		116M	118,352	FNMA 576800
		694,078	FNMA 254119				8.5%, 01/01/12	38M	40,393
			5.5%, 11/01/11		149M	150,947	FNMA 390784
30-Year:			FNMA 254113				6%, 05/01/12	62M	64,338
FHLMC 160054	49	50	6.5%, 11/01/11		96M	98,293	FNMA 251300
9.25%, 07/01/08			FNMA 254163				7%, 08/01/12	88M	92,020
FHLMC 303073			5.5%, 12/01/11		224M	227,085	FNMA 596145
8.5%, 03/01/09	2M	1,689	FNMA 254226				6.5%, 06/01/13	24M	24,915
FHLMC 160081			5.5%, 02/01/12		907M	917,906	FNMA 433301
10.25%, 06/01/09	162	164	FNMA 633905				6.5%, 07/01/13	500M	519,927
FHLMC 181586			5.5%, 03/01/12		180M	182,695	FNMA 512520
8%, 12/01/09	740	748					7%, 07/01/13	161M	163,630
FHLMC 555131			FNMA 644268				FNMA 426453
8.25%, 12/01/09	510	518	5.5%, 04/01/12		54M	54,578	5.5%, 10/01/13	231M	234,836
FHLMC 141161			FNMA 254399				FNMA 446787
7.75%, 04/01/17	9M	9,252	6.5%, 06/01/12		761M	782,951	5.5%, 01/01/14	368M	374,650
			FNMA 254427
FHLMC 302609			6.5%, 07/01/12		1,171M	1,203,979	FNMA 447881
8%, 08/01/17	63M	67,278					5.5%, 01/01/14	156M	158,939
FHLMC G00100			FNMA 254457				FNMA 496015
8%, 02/01/23	19M	20,659	6.5%, 07/01/12		209M	215,277	5.5%, 04/01/14	28M	28,422
FHLMC A17291			FNMA 254698				FNMA 528088
6.5%, 11/01/33	2,669M	2,773,847	6.5%, 01/01/13		369M	380,445	5.5%, 05/01/14	198M	201,188
		2,874,205	FNMA 254882				FNMA 536814
			5%, 08/01/13		99M	99,780	5.5%, 06/01/14	338M	343,482
Total Federal Home Loan			FNMA 255368
Mortgage Corporation		114,412,851	5.5%, 07/01/14		523M	531,605	FNMA 576789
						5,572,010	5.5%, 06/01/14	91M	93,042
							FNMA 768628
							5.5%, 09/01/15	467M	474,975

Sentinel Short Maturity Government Fund

(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)

FNMA 630985			FNMA 626664			GNMA 375876
7%, 09/01/15	407M	$427,615	6%, 04/01/17	288M	$296,288	6%, 04/15/09	7M $	6,792
FNMA 594601			FNMA 49584			GNMA 378884
8.5%, 10/01/15	55M	61,103	8.25%, 09/01/17	44M	47,728	6%, 04/15/09	7M	7,355
FNMA 619191			FNMA 479421			GNMA 385492
6.5%, 12/01/15	524M	544,372	7%, 09/01/21	77M	81,663	6%, 04/15/09	6M	5,840
FNMA 535631			FNMA 207530			GNMA 391659
7%, 12/01/15	582M	610,026	8.25%, 04/01/22	12M	13,540	6.5%, 04/15/09	33M	34,048
FNMA 594602			FNMA 175123			GNMA 780369
9%, 01/01/16	16M	17,909	7.45%, 08/01/22	142M	152,942	7%, 09/15/09	9M	9,400
FNMA 535777					822,003	GNMA 415068
5.5%, 03/01/16	362M	368,742	Total Federal National			6%, 01/15/11	13M	13,611
FNMA 663227			Mortgage Association		33,518,706	GNMA 780659
6%, 03/01/16	357M	368,067				7.5%, 08/15/12	12M	12,128
			Government National
FNMA 574598			Mortgage Corporation	13.1%		GNMA II 2542
6%, 05/01/16	414M	426,407	Collateralized Mortgage Obligations:			7%, 01/20/13	31M	32,055
FNMA 545298			GNR 02-41 TE			GNMA 462328
5.5%, 11/01/16	347M	352,705	6%, 07/16/31	10,238M	10,524,899	6.5%, 04/15/13	116M	119,976
FNMA 614920			GNR 03-3 LM			GNMA 780759
5.5%, 12/01/16	409M	415,884	5.5%, 02/20/32	3,933M	3,996,020	6.5%, 04/15/13	206M	215,164
FNMA 792797					14,520,919	GNMA 349029
5.5%, 04/01/17	646M	657,413				7%, 04/15/13	18M	19,541
FNMA 671380			Mortgage-Backed Securities:			GNMA 456869
6%, 11/01/17	312M	320,987	10-Year:			6.5%, 05/15/13	10M	9,941
FNMA 679165			GNMA 634538			GNMA 780859
5.5%, 02/01/18	356M	362,453	6%, 09/15/14	534M	551,631	7.5%, 09/15/13	14M	14,457
FNMA 725284			GNMA 634545			GNMA 780978
7%, 11/01/18	2,631M	2,763,833	6.5%, 09/15/14	517M	535,594	6.5%, 02/15/14	1,572M	1,643,642
		10,971,481			1,087,225	GNMA 781109
20-Year:			15-Year:			7%, 11/15/14	3,549M	3,717,185
FNMA 190659			GNMA 342744			GNMA 489953
7%, 02/01/14	185M	197,009	6.5%, 08/15/08	2M	1,675	6%, 12/15/16	81M	83,093
FNMA 190697			GNMA 352121					6,030,429
7%, 03/01/14	364M	387,816	6.5%, 08/15/08	211	212	20-Year:
FNMA 251716			GNMA 326462			GNMA 248682
10.5%, 03/01/18	25M	27,293	6.5%, 10/15/08	9M	9,220	9.75%, 06/15/10	6M	5,988
		612,118	GNMA 370871			GNMA 628440
30-Year:			6.5%, 10/15/08	3M	3,080	7%, 04/15/24	775M	831,591
			GNMA 354532					837,579
FNMA 439			6%, 01/15/09	2M	1,611
9%, 06/01/09	298	301				30-Year:
			GNMA 780303
FNMA 10134			6.5%, 02/15/09	6M	6,484	GNMA 91758
8.75%, 08/01/09	4M	4,168				10%, 11/15/09	413	429
			GNMA 345594
FNMA 366221			6%, 03/15/09	9M	8,869	GNMA 495
9.5%, 03/01/11	10M	10,555				10%, 02/20/16	487	538
			GNMA 366674
FNMA 23			6%, 03/15/09	7M	6,856	Total Government		967
8.5%, 08/01/11	2M	1,828	GNMA 388287			National Mortgage
FNMA 401612			6%, 03/15/09	9M	9,374	Corporation		22,477,119
7%, 05/01/12	3M	3,032	GNMA 355866			Total U.S. Government
FNMA 124871			6%, 04/15/09	12M	11,821	Obligations
7%, 05/01/13	165M	173,739	GNMA 360238			(Cost $169,656,368)	170,408,676
FNMA 20497			6%, 04/15/09	7M	6,709
8.75%, 07/01/13	6M	6,157	GNMA 366773
FNMA 44046			6%, 04/15/09	9M	9,553
7.5%, 02/01/14	52	52	GNMA 371934
FNMA 454727			6%, 04/15/09	11M	10,737
10.5%, 01/01/16	28M	30,010

Sentinel Short Maturity Government Fund

(Continued)

Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Short-Term Notes 2.0%
Wells Fargo Co.
2%, 06/03/08
(Cost $3,499,611)	3,500M	$3,499,611
Total Investments 101.5%
(Cost $173,155,979)†		173,908,287
Excess of Liabilities
Over Other
Assets (1.5)%		(2,604,963)
Net Assets 100.0%		$ 171,303,324

† Cost for federal income tax purposes is
$173,155,979. At May 31, 2008 unrealized
appreciation for federal income tax purposes
aggregated $752,308 of which $1,136,864 related to
appreciated securities and $384,556 related to
depreciated securities.

Sentinel Small Company Fund (Unaudited)

Top Sectors
Sector	Percent of Net	Sector	Percent of Net Assets

Information Technology	18.0%	Consumer Discretionary	9.3%

Industrials	17.8%	Materials	5.3%

Health Care	15.3%	Consumer Staples	4.1%

Financials	12.3%	Telecommunication Services	1.0%

Energy	10.2%	Utilities	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Core Laboratories NV	2.1%	Nice Systems Ltd.	1.6%

Superior Energy Services	2.0%	Aptargroup, Inc.	1.6%

Ansys, Inc.	1.9%	LKQ Corp.	1.6%

Tetra Technologies, Inc.	1.8%	Oil States Int'l., Inc.	1.5%

Micros Systems, Inc.	1.6%	Total of Net Assets	17.3%

Diodes, Inc.	1.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

		Shares	Value	Shares			Value			Shares	Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	94.0%			Hain Celestial Group,				Lexington Realty Trust (c)		825,000	$12,861,750
Consumer Discretionary	9.3%			Inc. *		410,000	$11,795,700	optionsXpress Holdings,
Choice Hotels Int'l., Inc.		455,000	$15,765,750				61,186,865	Inc.		870,000	19,870,800
Dress Barn, Inc. *		905,000	14,000,350	Energy	10.2%			Portfolio Recovery
Gildan Activewear, Inc. *		327,160	9,621,776	Comstock Resources,				Associates, Inc.		525,000	21,572,250
Iconix Brand Group, Inc. *		990,000	14,355,000	Inc. *		355,000	20,359,250	Selective Insurance Group		885,000	19,363,800
LKQ Corp. *	1,050,400		23,276,864	Core Laboratories NV *		225,000	30,784,500	UCBH Holdings, Inc.		1,872,700	9,138,776
McCormick & Schmick's				Dril-Quip, Inc. *		155,000	9,042,700				183,082,426
Seafood Restaurants,Inc. *		775,000	7,378,000	NATCO Group, Inc. *		285,000	13,471,950	Health Care	15.3%
				Oil States Int'l., Inc. *		380,000	22,199,600	American Medical
Men's Wearhouse, Inc.		285,000	5,908,050	Superior Energy				Systems Holdings,
Monarch Casino &				Services *		568,300	30,512,027	Inc. *		1,080,000	16,318,800
Resort, Inc. *		522,900	7,242,165	Tetra Technologies, Inc. *		1,225,000	26,362,000	Bio-Rad Laboratories,
Sonic Corp. *		715,000	13,713,700				152,732,027	Inc. *		215,000	19,238,200
Tractor Supply Co. *		295,000	10,080,150	Financials	12.3%			Gen-Probe, Inc. *		255,400	14,542,476
Wolverine World Wide,				Delphi Financial Group,				HealthExtras, Inc. *		524,100	16,378,125
Inc.		625,000	17,943,750	Inc.		485,000	14,011,650	Healthways, Inc. *		315,000	10,174,500
			139,285,555	Endurance Specialty				Idexx Laboratories, Inc. *		205,000	10,352,500
Consumer Staples	4.1%			Holdings Ltd.		525,000	17,671,500	Immucor, Inc. *		475,000	12,744,250
Alberto-Culver Co.		55,500	1,466,865	First Midwest Bancorp Inc.		465,000	12,136,500	Integra LifeSciences
Casey's General Stores,				Glacier Bancorp, Inc.		800,000	16,592,000	Holdings Corp. *		365,000	15,337,300
Inc.		430,000	9,412,700	HCC Insurance Holdings,				inVentiv Health, Inc. *		415,000	13,570,500
Chattem, Inc. *		255,000	15,863,550	Inc.		465,000	11,094,900	Meridian Bioscience, Inc.		500,000	14,665,000
Church & Dwight Co., Inc.		215,000	12,239,950	Healthcare Realty Trust,				Psychiatric Solutions,
Flowers Foods, Inc.		370,000	10,408,100	Inc. (b)(c)		370,000	9,823,500	Inc. *		430,000	15,682,100
				Investment Technology				Sirona Dental Systems,
				Group, Inc. *		450,000	18,945,000	Inc. *		380,000	11,270,800

The accompanying notes are an integral part of the financial statements.

33

Sentinel Small Company Fund (Continued)

								Principal
Shares			Value	Shares			Value	Amount			Value
			(Note 2)				(Note 2)	(M=$1,000)			(Note 2)

Techne Corp. *		115,000	$9,027,500	Rofin-Sinar Technologies,				Federal National Mortgage
Varian, Inc. *		270,000	14,982,300	Inc. *		425,000	$15,040,750	Association	0.5%
				Supertex, Inc. *		375,000	9,487,500	Agency Discount Notes:
Vital Signs, Inc.		263,936	14,988,925
West Pharmaceutical							269,028,850	2.04%, 06/12/08		8,000M	$7,995,013
								Total U.S. Government
Services, Inc.		415,000	19,683,450	Materials	.3%			Obligations
			228,956,726	Aptargroup, Inc.		524,200	23,442,224	(Cost $23,982,258)			23,982,258
Industrials	17.8%			Carpenter Technology				Total Investments 99.5%
American Reprographics				Corp.		325,000	17,940,000	(Cost $1,319,705,385)†		1,485,219,972
Co. *		815,900	14,922,811	Flotek Industries, Inc. *		933,800	15,995,994	Other Assets in
Clarcor, Inc.		320,000	13,894,400	Silgan Holdings, Inc.		385,000	22,033,550	Excess of
Consolidated Graphics,							79,411,768	Liabilities 0.5%			7,645,327
Inc. *		315,000	17,302,950	Telecommunication Services 1.0%				Net Assets 100.0%			$1,492,865,299
CRA Int'l., Inc. *		410,000	14,296,700	Cbeyond, Inc. *		770,000	14,283,500
Curtiss-Wright Corp.		310,000	15,968,100	Utilities	0.7%
ESCO Technologies,				Atmos Energy Corp.		370,000	10,134,300	* Non-income producing
Inc. *		170,000	8,756,700					†	Cost for federal income tax purposes is $1,319,705,385.
				Total Common Stocks				At May 31, 2008 unrealized appreciation for federal
Forward Air Corp.		380,000	14,079,000	(Cost $1,237,969,146)			1,403,483,733	income tax purposes aggregated $165,514,587 of which
Healthcare Services								$273,910,334 related to appreciated securities
Group		865,000	15,258,600			Principal Amount		and $108,395,747 related to depreciated securities.
Heartland Express, Inc.		945,000	14,553,000			(M=$1,000)
Heico Corp.		210,000	8,320,200
IDEX Corp.		465,000	18,060,600	Corporate Short-Term Notes 3.9%				(b)	Return of Capital paid during the fiscal period.
				Barclays U.S. Funding				(c) Real Estate Investment Trust
Interline Brands, Inc. *		720,000	12,859,200	2.195%, 06/09/08		8,000M	7,996,098	ADR - American Depository Receipt
Kaydon Corp.		325,000	19,860,750	BMW U.S. Capital
Moog, Inc. *		385,000	17,455,900	2.15%, 06/12/08		2,100M	2,098,620
Ritchie Bros Auctioneers,				Chevron Corp.
Inc.		336,500	9,277,305	2.05%, 06/18/08		4,500M	4,495,644
Rollins, Inc.		435,000	6,920,850	Fortis Funding
				2.14%, 06/03/08		12,800M	12,798,478
Toro Co.		325,000	12,701,000	Nestle Capital Corp.
Wabtec Corp.		325,000	15,135,250	2%, 06/02/08		8,300M	8,299,539
Waste Connections, Inc. *		480,000	15,758,400	Prudential Funding
			265,381,716	2%, 06/06/08		5,000M	4,998,611
Information Technology	18.0%			2.12%, 06/16/08		4,900M	4,895,672
				Toyota Motor Credit Corp.
Ansys, Inc. *		595,000	28,143,500	2.1%, 06/04/08		6,680M	6,678,831
Blackbaud, Inc.		385,000	9,109,100	UBS Finance
Daktronics, Inc.		870,000	17,565,300	2.235%, 06/23/08		5,500M	5,492,488
Diodes, Inc. *		835,000	23,572,050	Total Corporate
Factset Research				Short-Term Notes
Systems, Inc.		185,000	11,971,350	(Cost $57,753,981)			57,753,981
Formfactor, Inc. *		635,000	13,862,050	U.S. Government Obligations 1.6%
Jack Henry & Associates,				Federal Home Loan Bank 1.1%
Inc.		480,000	11,424,000	Agency Discount Notes:
Micros Systems, Inc. *		730,000	24,068,100	1.91%, 06/11/08		9,000M	8,995,225
NeuStar, Inc. *		570,000	13,332,300	2.16%, 06/20/08		7,000M	6,992,020
Nice Systems Ltd. ADR *		670,000	23,450,000	Total Federal Home Loan
				Bank			15,987,245
Polycom, Inc. *		655,000	16,322,600
Power Integrations, Inc. *		525,000	17,130,750
Progress Software Corp. *		475,000	14,791,500
Quality Systems, Inc.		600,000	19,758,000

Sentinel Small/Mid Cap Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	19.1%	Energy	9.7%

Industrials	17.8%	Materials	5.4%

Health Care	13.7%	Consumer Staples	4.7%

Consumer Discretionary	12.4%	Telecommunication Services	1.0%

Financials	10.9%	Utilities	0.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Nice Systems Ltd.	1.6%	Quanta Services, Inc.	1.4%

Polycom, Inc.	1.5%	DeVry, Inc.	1.3%

Nuance Communications, Inc.	1.4%	Superior Energy Services	1.3%

Phillips-Van Heusen Corp.	1.4%	Kaydon Corp.	1.3%

Core Laboratories NV	1.4%	Total of Net Assets	14.0%

Ansys, Inc.	1.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.

Investment in Securities
at May 31, 2008 (Unaudited)

Shares			Value	Shares			Value	Shares		Value
		(Note 2)					(Note 2)			(Note 2)

Common Stocks	95.1%			Flowers Foods, Inc.		2,750	$77,358	Home Properties,
Consumer Discretionary	12.4%			Hain Celestial Group,				Inc. (b)(c)	1,100	$56,320
BorgWarner, Inc.		1,800	$93,078	Inc. *		2,800	80,556	Investment Technology
Choice Hotels Int'l. Inc		3,950	136,868	Hansen Natural Corp. *		2,100	65,604	Group, Inc. *	2,150	90,515
Darden Restaurants, Inc.		2,450	83,912	McCormick & Co., Inc.		2,050	77,039	optionsXpress Holdings,
DeVry, Inc.		2,550	145,478				523,930	Inc.	2,850	65,094
								Philadelphia Consolidated
Dick's Sporting Goods,				Energy	9.7%			Holding Co. *	2,050	76,362
Inc. *		1,600	37,040	Comstock Resources,				Portfolio Recovery
Dress Barn, Inc. *		3,400	52,598	Inc. *		2,450	140,507	Associates, Inc.	2,400	98,616
Gildan Activewear, Inc. *		2,470	72,643	Core Laboratories NV *		1,100	150,502	Raymond James
Iconix Brand Group, Inc. *		7,950	115,275	FMC Technologies, Inc. *		1,800	129,330	Financial, Inc.	2,700	80,325
LKQ Corp. *		4,600	101,936	NATCO Group, Inc. *		2,400	113,448	UCBH Holdings, Inc.	13,000	63,440
Meredith Corp.		2,000	65,620	Oceaneering Int'l. Inc *		1,800	128,448	Willis Group Holdings Ltd.	2,800	100,324
O'Reilly Automotive, Inc. *		4,350	113,752	Range Resources Corp.		2,020	132,835	WR Berkley Corp.	1,650	44,699
Phillips-Van Heusen Corp.		3,350	152,190	Superior Energy				Zions Bancorporation	2,600	112,034
Service Corp				Services *		2,650	142,279			1,148,332
International/US		8,950	95,765	Tetra Technologies, Inc. *		6,050	130,196	Health Care 13.7%
TJX Cos., Inc.		1,600	51,296				1,067,545	Beckman Coulter, Inc.	1,500	104,085
Tractor Supply Co. *		1,500	51,255	Financials	10.4%			Bio-Rad Laboratories,
			1,368,706	Affiliated Managers				Inc. *	600	53,688
Consumer Staples 4.7%				Group, Inc. *		900	92,250	Dentsply Int'l. Inc	2,550	103,377
Alberto-Culver Co.		400	10,572	City National Corp/CA		1,600	77,440	Endo Pharmaceuticals
Central European				Cullen/Frost Bankers, Inc.		1,900	106,210	Holdings, Inc. *	4,150	102,256
Distribution Corp *		1,000	71,360	HCC Insurance Holdings,				Gen-Probe, Inc. *	2,300	130,962
Chattem, Inc. *		1,450	90,204	Inc.		3,550	84,703	Hologic, Inc. *	4,800	115,344
Church & Dwight Co., Inc.		900	51,237					Idexx Laboratories, Inc. *	1,750	88,375

Sentinel Small/Mid Cap Fund

(Continued)

								†	Cost for federal income tax purposes is
									$10,821,956. At May 31, 2008 unrealized
			Value				Value		appreciation for federal income tax
		Shares	(Note 2)			Shares	(Note 2)		purposes aggregated $106,837 of which
Immucor, Inc. *		3,150	$84,514	Jack Henry & Associates,					$732,789 related to appreciated securities
Millipore Corp. *		1,100	79,915	Inc.		3,750	$89,250		and $625,953 related to depreciated
Pharmaceutical Product				Logitech Int'l. SA *		2,400	79,032	(b)	Return of Capital paid during the fiscal period.
Development, Inc.		1,430	63,220	Micros Systems, Inc. *		3,600	118,692	(c)	Real Estate Investment Trust
Psychiatric Solutions,				NeuStar, Inc. *		4,300	100,577	ADR - American Depository Receipt
Inc. *		2,200	80,234	Nice Systems Ltd. ADR *		5,050	176,750
Qiagen NV *		5,950	118,465	Nuance Communications,
Techne Corp. *		800	62,800	Inc. *		7,850	154,802
Varian Medical Systems,				Polycom, Inc. *		6,550	163,226
Inc. *		1,950	92,703	Power Integrations, Inc. *		2,800	91,364
Varian, Inc. *		2,200	122,078	Rofin-Sinar Technologies,
Vital Signs, Inc.		1,830	103,926	Inc. *		1,550	54,855
			1,505,942	Trimble Navigation Ltd. *		2,300	91,632
Industrials	17.8%			Valueclick, Inc. *		3,550	71,391
Ametek, Inc.		2,400	123,120				2,099,804
Clarcor, Inc.		2,160	93,787	Materials	5.4%
Consolidated Graphics,				Flotek Industries, Inc. *		5,500	94,215
Inc. *		1,550	85,142	Haynes Int'l. Inc *		1,300	88,829
Copart, Inc. *		3,100	139,500	Pactiv Corp. *		5,050	124,381
Equifax, Inc.		2,900	110,664	Sigma-Aldrich Corp.		1,600	94,016
ESCO Technologies,				Silgan Holdings, Inc.		2,050	117,322
Inc. *		1,050	54,085	Steel Dynamics, Inc.		2,200	79,420
Graco, Inc.		2,200	88,924				598,183
Healthcare Services Group		5,050	89,082	Telecommunication Services	1.0%
Heico Corp.		2,850	112,917	Cbeyond, Inc. *		5,800	107,590
IDEX Corp.		3,000	116,520	Utilities	0.9%
Interline Brands, Inc. *		5,200	92,872	NRG Energy, Inc. *		2,300	95,657
ITT Corp.		2,000	132,000	Total Common Stocks
Kaydon Corp.		2,300	140,553	(Cost $10,361,206)			10,477,413
MSC Industrial Direct Co.		1,400	76,300	Limited Partnerships	0.5%
				Financials	0.5%
Quanta Services, Inc. *		4,650	148,986	AllianceBernstein Holding
Ritchie Bros Auctioneers,				LP * (b)
Inc.		2,500	68,925	(Cost $60,818)		800	51,448
Roper Industries, Inc.		1,800	117,072
Stericycle, Inc. *		950	55,385			Principal
						Amount
Waste Connections, Inc. *		3,530	115,890			(M=$1,000)
			1,961,724	Corporate Short-Term Notes	3.6%
Information Technology	19.1%			Toyota Motor Credit Corp.
Amdocs Ltd. *		3,750	121,162	2.05%, 06/04/08
Amphenol Corp.		1,750	81,602	(Cost $399,932)		400M	399,932
Ansys, Inc. *		3,150	148,995	Total Investments	99.2%
				(Cost $10,821,956)†		10,928,793
Dolby Laboratories, Inc. *		2,850	136,829	Other Assets in
Factset Research				Excess of
Systems, Inc.		1,350	87,359	Liabilities	0.8%		83,926
Flir Systems, Inc. *		1,800	70,956
Formfactor, Inc. *		3,800	82,954	Net Assets	100.0%		$11,012,719
Harris Corp.		1,250	82,225
Intersil Corp.		3,450	96,151		*	Non-income producing

Sentinel U. S. Treasury Money Market Fund

(Unaudited)

Investment in Securities atMay31, 2008 (Unaudited)

Principal						Principal			Principal
Amount			Value			Amount	Value		Amount	Value
(M=$1,000)			(Note 2)			(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations	97.6%			U.S. Treasury Obligations	83.3%			U.S. Treasury Bill
U.S. Government Agency				U.S. Treasury Bill				1.369%, 10/02/08	8,000M	$7,962,581
Obligations 14.3%				1.718%, 06/05/08		5,650M	$5,648,921	Total U.S. Treasury
Federal Farm Credit Bank 0.6%				U.S. Treasury Bill				Obligations		114,770,228
				1.27%, 06/12/08		5,860M	5,857,726	Total U.S. Government
Agency Discount Notes:				U.S. Treasury Bill				Obligations
Federal Farm Credit				1.81%, 06/12/08		4,000M	3,997,788	(Cost $134,531,389)		134,531,389
1.68%, 06/06/08		835M $	834,809	U.S. Treasury Bill
Federal Home Loan Bank	8.2%			1.945%, 06/19/08		6,915M	6,908,275		Shares
Agency Discount Notes:				U.S. Treasury Bill
Federal Home Loan Bank				1.95%, 06/19/08		3,700M	3,696,393	Money Market Funds	2.2%
2.01%, 06/03/08		4,800M	4,799,464	U.S. Treasury Bill				Dreyfus Treasury Prime
Federal Home Loan Bank				2.27%, 06/19/08		2,780M	2,776,873	Cash Management
1.95%, 06/04/08		600M	599,902	U.S. Treasury Bill				(Cost $3,000,000)	3,000,000	3,000,000
Federal Home Loan Bank				2.29%, 06/19/08		1,000M	998,865	Total Investments	99.8%
2.04%, 06/10/08		1,090M	1,089,444	U.S. Treasury Bill				(Cost $137,531,389)†		137,531,389
Federal Home Loan Bank				1.04%, 06/26/08		6,000M	5,995,667	Other Assets in
1.715%, 06/13/08		445M	444,746	U.S. Treasury Bill				Excess of
Federal Home Loan Bank				1.055%, 06/26/08		2,500M	2,498,168	Liabilities	.2%	215,302
2.01%, 06/13/08		330M	329,779	U.S. Treasury Bill
Federal Home Loan Bank				1.935%, 07/03/08		5,600M	5,590,368	Net Assets 100.0%		$137,746,691
2.133%, 06/18/08		270M	269,728	U.S. Treasury Bill
Federal Home Loan Bank				1.28%, 07/17/08		4,800M	4,792,149
2.05%, 06/20/08		3,500M	3,496,213	U.S. Treasury Bill				† Also cost for federal income tax
Federal Home Loan Bank				1.315%, 07/17/08		2,875M	2,870,169
2.1%, 07/23/08		300M	299,090	U.S. Treasury Bill
Total Federal Home Loan				1.115%, 07/24/08		8,000M	7,986,868
Bank			11,328,366	U.S. Treasury Bill
				1.268%, 07/31/08		1,500M	1,496,830
Federal Home Loan Mortgage
Corporation	2.7%			U.S. Treasury Notes
Agency Discount Notes:				3.25%, 08/15/08		5,000M	5,022,021
Freddie Mac				U.S. Treasury Notes
2.14%, 06/06/08		125M	124,963	4.125%, 08/15/08		7,090M	7,128,653
Freddie Mac				U.S. Treasury Bill
2.15%, 06/16/08		150M	149,865	1.18%, 08/21/08		6,500M	6,482,742
Freddie Mac				U.S. Treasury Bill
2.12%, 06/25/08		2,100M	2,097,032	1.31%, 08/21/08		4,000M	3,988,300
Freddie Mac				U.S. Treasury Bill
2.07%, 06/30/08		1,350M	1,347,749	1.35%, 08/28/08		600M	598,020
Total Federal Home Loan				U.S. Treasury Bill
Mortgage Corporation			3,719,609	1.27%, 09/04/08		4,500M	4,484,919
				U.S. Treasury Bill
Federal National Mortgage				1.3535%, 09/04/08		2,500M	2,491,071
Association	2.8%			U.S. Treasury Bill
Agency Discount Notes:				1.496%, 09/04/08		1,460M	1,454,236
Fannie Mae				U.S. Treasury Bill
2.06%, 07/16/08		3,500M	3,490,988	1.356%, 09/11/08		5,500M	5,478,869
Fannie Mae				U.S. Treasury Bill
2.06%, 09/26/08		390M	387,389	1.36%, 09/18/08		5,000M	4,979,411
Total Federal National				U.S. Treasury Bill
Mortgage Association			3,878,377	1.37%, 09/18/08		2,500M	2,489,630
Total U.S. Government				U.S. Treasury Bill
Agency Obligations			19,761,161	1.491%, 09/25/08		1,100M	1,094,715

The accompanying notes are an integral part of the financial statements.

37

Statement of Assets and Liabilities

at May 31, 2008 (Unaudited)

				Conservative	Georgia Municipal
	Balanced	Capital Growth	Common Stock	Allocation	Bond

Assets
Investments at value	$ 294,952,755	$ 176,403,221	$ 1,301,338,704	$ 59,862,039	$ 30,864,624
Cash and cash equivalents	96,771	253,590	455,630	1,014,560	97,356
Receivable for securities sold	2,982,455	1,000,798	1,578,598	1,997,415	–
Receivable for fund shares sold	34,876	27,461	838,217	72,686	–
Receivable for interest	415,360	–	–	211,143	415,346
Receivable for foreign interest	–	–	–	–	–
Receivable for dividends	389,963	132,983	2,391,693	56,115	–
Receivable from fund administrator	–	–	–	–	–

Total Assets	298,872,180	177,818,053	1,306,602,842	63,213,958	31,377,326

Liabilities
Payable to custodian bank-line of credit	–	–	–	–	–
Payable for securities purchased	14,919,770	–	2,335,339	6,310,256	–
Payable for fund shares repurchased	203,869	190,669	448,309	118,667	46,012
Accrued expenses	172,893	43,227	317,320	62,489	11,422
Management fee payable	129,002	104,252	691,390	26,432	12,083
Distribution fee payable (Class A Shares)	63,203	42,732	265,162	9,929	33
Distribution fee payable (Class B Shares)	11,872	–	22,977	8,422	–
Distribution fee payable (Class C Shares)	6,499	2,567	18,647	6,529	–
Distribution fee payable (Class D Shares)	6,638	–	–	–	–
Distribution fee payable (Class S Shares)	–	–	–	–	–
Fund accounting fee payable	8,917	5,509	40,804	1,778	993
Deferred Compensation	55,807	25,680	228,343	9,169	1,054

Total Liabilities	15,578,470	414,636	4,368,291	6,553,671	71,597

Net Assets Applicable to
All Outstanding Shares	$ 283,293,710	$ 177,403,417	$ 1,302,234,551	$ 56,660,287	$ 31,305,729

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 247,804,691	$ 169,725,152	$ 1,043,076,237	$ 39,164,212	$ 165,124

Shares Outstanding	14,325,656	8,461,818	31,412,182	3,353,989	17,023
Net Asset Value per Share	$ 17.30	$ 20.06	$ 33.21	$ 11.68	$ 9.70
Sales Charge **	0.91	1.06	1.75	0.61	0.40

Maximum Offering Price	$ 18.21	$ 21.12	$ 34.96	$ 12.29	$ 10.10

Class B Shares*
Net Assets Applicable to Class B Shares/	$ 13,797,203	N/A	$ 26,601,099	$ 9,778,491	N/A

Shares Outstanding	794,395	N/A	820,712	840,116	N/A
Net Asset Value per Share***	$ 17.37	N/A	$ 32.41	$ 11.64	N/A

Class C Shares*
Net Assets Applicable to Class C Shares/	$ 7,728,711	$ 3,247,666	$ 22,144,798	$ 7,717,584	N/A

Shares Outstanding	446,727	168,616	686,393	662,129	N/A
Net Asset Value per Share***	$ 17.30	$ 19.26	$ 32.26	$ 11.66	N/A

Class D Shares*
Net Assets Applicable to Class D Shares/	$ 10,390,443	N/A	N/A	N/A	N/A

Shares Outstanding	602,220	N/A	N/A	N/A	N/A
Net Asset Value per Share***	$ 17.25	N/A	N/A	N/A	N/A

Class I Shares*
Net Assets Applicable to Class I Shares/	$ 3,572,662	$ 4,430,599	$ 210,412,417	N/A	$ 31,140,605

Shares Outstanding	206,803	221,085	6,332,186	N/A	3,177,431
Net Asset Value per Share***	$ 17.28	$ 20.04	$ 33.23	N/A	$ 9.80

Class S Shares*
Net Assets Applicable to Class S Shares/	N/A	N/A	N/A	N/A	N/A

Shares Outstanding	N/A	N/A	N/A	N/A	N/A
Net Asset Value per Share***	N/A	N/A	N/A	N/A	N/A

38 The accompanying notes are an integral part of the financial statements.

				Statement of Assets and Liabilities
							(Continued)

Government			International			Short Maturity
Securities	Growth Leaders	High Yield Bond	Equity	Mid Cap Growth	Mid Cap Value	Government	Small Company

$ 479,984,296 $	24,192,857	$ 53,980,325	$ 252,646,898	$ 165,468,974 $	183,454,456	$ 173,908,287	$ 1,485,219,972
294,351	201,223	126,367	797,528	16,711	501	352,973	86,852
46,695,783	219,080	1,292,907	–	1,038,311	977,328	2,805	8,281,016
1,992,511	168,267	3,475	158,815	767,196	3,034,356	185,602	6,885,746
2,343,546	–	991,251	–	–	–	819,457	–
–	–	6,823	–	–	–	–	–
–	10,922	–	1,113,931	57,088	77,757	–	691,470
–	22,533	–	–	–	–	–	–

531,310,487	24,814,882	56,401,148	254,717,172	167,348,280	187,544,398	175,269,124	1,501,165,056

–	–	–	213,000	–	412,500	–	–
80,644,213	374,500	–	307,460	3,192,297	4,036,059	3,592,790	4,704,467
1,232,447	21,908	243,454	362,569	567,500	241,981	102,555	1,832,159
168,841	12,388	31,417	76,251	84,324	30,870	94,783	236,740
191,024	17,341	33,740	150,851	95,849	109,451	71,630	756,725
55,589	5,226	7,188	57,427	34,989	15,318	30,635	290,218
–	–	8,150	7,691	8,398	–	–	77,361
7,655	1,573	4,110	6,461	3,912	18,151	464	146,385
–	–	–	–	–	–	–	–
–	–	–	–	–	–	15,518	–
14,187	713	1,783	7,971	5,064	5,398	5,320	45,635
46,040	832	23,286	26,017	34,063	3,930	52,105	210,067

82,359,996	434,481	353,128	1,215,698	4,026,396	4,873,658	3,965,800	8,299,757

$ 448,950,491 $	24,380,401	$ 56,048,020	$ 253,501,474	$ 163,321,884 $	182,670,740	$ 171,303,324	$ 1,492,865,299

$ 324,091,477 $	22,138,556	$ 41,962,608	$ 225,522,986	$ 139,292,999 $	67,319,855	$ 144,209,680	$ 1,172,811,970

31,019,117	1,633,174	5,541,124	10,980,535	6,948,204	4,237,224	15,941,960	162,956,666
$ 10.45 $	13.56	$ 7.57	$ 20.54	$ 20.05 $	15.89	$ 9.05	$ 7.20
0.44	0.71	0.32	1.08	1.06	0.84	0.28	0.38

$ 10.89 $	14.27	$ 7.89	$ 21.62	$ 21.11 $	16.73	$ 9.33	$ 7.58

N/A	N/A	$ 9,444,485	$ 8,885,927	$ 9,907,488	N/A	N/A	$ 91,734,133

N/A	N/A	1,250,362	445,507	555,173	N/A	N/A	15,797,491
N/A	N/A	$ 7.55	$ 19.95	$ 17.85	N/A	N/A	$ 5.81

$ 9,447,085 $	1,975,697	$ 4,640,927	$ 7,522,460	$ 4,865,406 $	22,824,227	$ 692,165	$ 177,070,626

904,346	152,369	606,589	375,177	269,337	1,498,784	76,879	26,734,742
$ 10.45 $	12.97	$ 7.65	$ 20.05	$ 18.06 $	15.23	$ 9.00	$ 6.62

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

$ 115,411,929 $	266,148	N/A	$ 11,570,101	$ 9,255,991 $	92,526,658	N/A	$ 51,248,570

11,043,383	19,920	N/A	564,839	460,046	5,739,580	N/A	7,096,458
$ 10.45 $	13.36	N/A	$ 20.48	$ 20.12 $	16.12	N/A	$ 7.22

N/A	N/A	N/A	N/A	N/A	N/A	$ 26,401,479	N/A

N/A	N/A	N/A	N/A	N/A	N/A	2,917,381	N/A
N/A	N/A	N/A	N/A	N/A	N/A	$ 9.05	N/A

Statement of Assets and Liabilities (Continued)

		U.S. Treasury
	Small/Mid Cap	Money Market

Assets
Investments at value	$ 10,928,793	$ 137,531,389
Cash and cash equivalents	109,634	240,326
Receivable for securities sold	90,742	–
Receivable for fund shares sold	10,837	342,726
Receivable for interest	–	139,030
Receivable for dividends	3,345	–

Total Assets	11,143,351	138,253,471

Liabilities
Payable to custodian bank-line of credit	–	–
Payable for securities purchased	108,172	–
Payable for fund shares repurchased	–	322,971
Income dividend payable	–	56,341
Accrued expenses	15,863	57,825
Management fee payable	6,052	47,126
Distribution fee payable (Class A Shares)	108	–
Distribution fee payable (Class C Shares)	1	–
Fund accounting fee payable	320	4,359
Deferred Compensation	116	18,158

Total Liabilities	130,632	506,780

Net Assets Applicable to
All Outstanding Shares	$ 11,012,719	$ 137,746,691

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 4,040,693	$ 134,332,318

Shares Outstanding	202,979	134,332,318
Net Asset Value per Share	$ 19.91	$ 1.00
Sales Charge **	1.05	–

Maximum Offering Price	$ 20.96	$ 1.00

Class B Shares*
Net Assets Applicable to Class B Shares/	N/A	$ 3,414,373

Shares Outstanding	N/A	3,414,373
Net Asset Value per Share***	N/A	$ 1.00

Class C Shares*
Net Assets Applicable to Class C Shares/	$ 2,985,699	N/A

Shares Outstanding	150,221	N/A
Net Asset Value per Share***	$ 19.88	N/A

Class I Shares*
Net Assets Applicable to Class I Shares/	$ 3,986,327	N/A

Shares Outstanding	200,000	N/A
Net Asset Value per Share***	$ 19.93	N/A

* Theredemption priceper share is equaltothenetassetvalueless anyapplicable contingentdeferred sales charge.

** For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Allocation Fund, Growth Leaders Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Company Fund and Small/Mid Cap Fund, the maximum offering price is 1000/950 times the net asset value per share.

For the Georgia Municipal Bond Fund, Government Securities Fund and High Yield Bond Fund, the maximum offering price is 1000/960 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/970 times the net asset value per share. For the U.S. Treasury Money Market Fund, the maximum offering price is equal to the net asset value per share.

*** The maximum offering price is equal to the net asset value. Amounts Designated as “-” are either $0 or have been rounded to $0.

40 The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

(Continued)

				Conservative	Georgia Municipal
	Balanced	Capital Growth	Common Stock	Allocation	Bond

Net Assets Represent
Capital stock at par value	$ 163,758	$ 88,515	$ 392,515	$ 48,562	$ 31,945
Paid-in capital	213,712,133	119,304,368	785,007,049	52,044,319	30,719,955
Accumulated undistributed (distributions
in excess of) net investment income (loss)	533,711	(3,933)	1,315,826	158,211	10,347
Accumulated undistributed net realized
gain (loss) on investments	1,440,172	(10,612,298)	4,967,141	912,961	12,591
Unrealized appreciation (depreciation)
of investments and foreign exchange	67,443,936	68,626,765	510,552,020	3,496,234	530,891

Net Assets	$ 283,293,710	$ 177,403,417	$ 1,302,234,551	$ 56,660,287	$ 31,305,729

Investments at Cost	$ 227,508,819	$ 107,776,456	$ 790,786,684	$ 56,365,765	$ 30,333,733

	Government			International
	Securities	Growth Leaders	High Yield Bond	Equity	Mid Cap Growth

Net Assets Represent
Capital stock at par value	$ 429,668	$ 18,055	$ 73,981	$ 123,661	$ 82,328
Paid-in capital	449,003,053	20,025,850	77,225,315	189,854,125	134,073,028
Accumulated undistributed (distributions
in excess of) net investment income (loss)	116,236	(54,578)	22,153	1,892,034	(784,733)
Accumulated undistributed net realized
gain (loss) on investments	42,507	(197,821)	(20,184,882)	7,121,237	(11,503,748)
Unrealized appreciation (depreciation)
of investments and foreign exchange	(640,973)	4,588,895	(1,088,547)	54,510,417	41,455,008

Net Assets	$ 448,950,491	$ 24,380,401	$ 56,048,020	$ 253,501,474	$ 163,321,884

Investments at Cost	$ 480,625,269	$ 19,603,962	$ 55,068,872	$ 198,130,066	$ 124,013,966

		Short Maturity			U.S. Treasury
	Mid Cap Value	Government	Small Company	Small/Mid Cap	Money Market

Net Assets Represent
Capital stock at par value	$ 114,756	$ 189,362	$ 2,125,854	$ 5,532	$ 1,377,467
Paid-in capital	150,616,325	197,054,897	1,283,759,036	11,027,772	136,369,224
Accumulated undistributed (distributions
in excess of) net investment income (loss)	81,255	17,180	(2,910,532)	(25,716)	–
Accumulated undistributed net realized
gain (loss) on investments	10,232,221	(26,710,423)	44,376,354	(101,706)	–
Unrealized appreciation (depreciation)
of investments and foreign exchange	21,626,183	752,308	165,514,587	106,837	–

Net Assets	$ 182,670,740	$ 171,303,324	$ 1,492,865,299	$ 11,012,719	$ 137,746,691

Investments at Cost	$ 161,828,273	$ 173,155,979	$ 1,319,705,385	$ 10,821,956	$ 137,531,389

Amounts Designated as “-” are either $0 or have been rounded to $0.

Statement of Operations

(Unaudited)

				Conservative
	Balanced	Capital Growth	Common Stock	Allocation
	For the Six	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	05/31/08	05/31/08	05/31/08	05/31/08

Investment Income
Income:
Dividends	$ 1,809,452	$ 1,163,934	$ 11,962,745	$ 267,564*
Interest	2,501,789	91,833	456,346	956,832

Total Income	$ 4,311,241	$ 1,255,767	$ 12,419,091	$ 1,224,396

Expenses:
Management advisory fee	741,759	616,487	4,028,262	154,898
Transfer agent fees	298,366	193,223	672,527	55,548
Custodian fees	10,462	10,114	34,365	3,033
Distribution expense (Class A Shares)	360,232	253,335	1,548,839	57,974
Distribution expense (Class B Shares)	75,157	–	147,652	51,304
Distribution expense (Class C Shares)	37,196	14,276	107,293	37,204
Distribution expense (Class D Shares)	39,909	–	–	–
Accounting and administration services	51,547	32,715	238,696	10,494
Auditing fees	23,350	17,700	63,300	8,800
Legal fees	6,775	1,825	9,800	1,500
Reports and notices to shareholders	5,000	950	11,500	1,750
Registration and filing fees	44,527	27,361	46,821	32,144
Director's and Chief Compliance
Officer's fees and expenses	19,237	12,844	87,671	2,964
Other	15,084	1,593	39,299	600

Total Expenses	1,728,601	1,182,423	7,036,025	418,213
Expense Reimbursement	–	–	–	–
Expense Offset	(5,552)	(4,364)	(8,965)	(2,984)

Net Expenses	1,723,049	1,178,059	7,027,060	415,229

Net Investment Income (Loss)	2,588,192	77,708	5,392,031	809,167

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,094,840	5,171,085	7,600,219	946,642
Foreign currency transactions	–	–	–	(69)

Net realized gain (loss)	2,094,840	5,171,085	7,600,219	946,573

Net change in unrealized appreciation
(depreciation) during the period:
Investments	(6,425,401)	(2,698,329)	(36,374,300)	(1,249,276)
Foreign currency transactions	–	–	–	(54)

Net change in unrealized appreciation
(depreciation)	(6,425,401)	(2,698,329)	(36,374,300)	(1,249,330)

Net Realized and Unrealized Gain
(Loss) on Investments	(4,330,561)	2,472,756	(28,774,081)	(302,757)

Net Increase (Decrease) in Net
from Operations	$ (1,742,369)	$ 2,550,464	$ (23,382,050)	$ 506,410

42 The accompanying notes are an integral part of the financial statements.

Statement of Operations

(Continued)

Georgia Municipal	Government			International
Bond	Securities	Growth Leaders	High Yield Bond	Equity	Mid Cap Growth	Mid Cap Value
For the Six	For the Six	For the Six	For the Six	For the Six	For the Six	For the Six
Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
05/31/08	05/31/08	05/31/08	05/31/08	05/31/08	05/31/08	05/31/08

$ 3,395	$ –	$ 92,952	$ 21,267	$ 3,489,724*	$ 415,892	$ 740,975*
619,488	10,957,286	20,124	2,319,521	63,032	43,434	348,202

$ 622,883	$ 10,957,286	$ 113,076	$ 2,340,788	$ 3,552,756	$ 459,326	$ 1,089,177

73,269	1,021,036	90,512	201,429	675,408	545,303	529,115
12,405	227,881	22,904	80,116	236,855	255,534	76,211
1,152	15,142	1,956	3,834	52,003	9,249	8,357
311	285,908	27,293	42,331	248,970	198,221	57,019
–	–	–	51,000	48,155	51,092	–
–	35,564	8,115	25,225	37,468	22,641	85,866
–	–	–	–	–	–	–
6,068	75,653	3,746	10,723	36,169	29,022	26,275
14,025	31,700	6,625	5,450	13,900	12,400	43,500
1,810	12,750	1,550	1,000	3,950	2,600	5,200
1,125	10,250	1,575	2,025	5,050	4,850	7,000
2,946	32,541	24,197	23,955	36,947	36,302	31,807

2,414	29,225	1,803	4,115	12,992	11,820	9,345
1,235	19,106	1,855	6,526	10,588	6,250	1,311

116,760	1,796,756	192,131	457,729	1,418,455	1,185,284	881,006
–	–	(22,533)	–	–	–	–
(802)	(7,717)	(1,841)	(2,884)	(4,802)	(5,149)	(5,656)

115,958	1,789,039	167,757	454,845	1,413,653	1,180,135	875,350

506,925	9,168,247	(54,681)	1,885,943	2,139,103	(720,809)	213,827

13,687	7,994,483	(182,629)	(887,495)	9,240,434	3,685,218	10,232,255
–	–	–	486	(58,539)	–	(11,305)

13,687	7,994,483	(182,629)	(887,009)	9,181,895	3,685,218	10,220,950

68,162	(6,613,833)	1,442,118	(68,821)	(17,042,146)	(544,305)	(4,169,876)
–	–	–	–	(10,711)	–	–

68,162	(6,613,833)	1,442,118	(68,821)	(17,052,857)	(544,305)	(4,169,876)

81,849	1,380,650	1,259,489	(955,830)	(7,870,962)	3,140,913	6,051,074

$ 588,774	$ 10,548,897	$ 1,204,808	$ 930,113	$ (5,731,859)	$ 2,420,104	$ 6,264,901

Statement of Operations (Continued)

	Short Maturity			U.S. Treasury
	Government	Small Company	Small/Mid Cap	Money Market
	For the Six	For the Six	For the Period	For the Six
	Months Ended	Months Ended	From 12/03/07^	Months Ended
	05/31/08	05/31/08	Through 05/31/08	05/31/08

Investment Income
Income:
Dividends	$ –	$ 5,709,299	$ 29,242	$ 22,506
Interest	4,073,610	897,260	3,513	886,629

Total Income	$ 4,073,610	$ 6,606,559	$ 32,755	$ 909,135

Expenses:
Management advisory fee	406,754	4,430,070	33,022	169,457
Transfer agent fees	137,767	1,469,974	6,136	133,901
Custodian fees	13,038	45,929	817	6,386
Distribution expense (Class A Shares)	184,358	1,687,348	172	–
Distribution expense (Class B Shares)	–	494,787	–	–
Distribution expense (Class C Shares)	2,445	857,520	6	–
Distribution expense (Class S Shares)	51,568	–	–	–
Accounting and administration services	30,135	268,639	1,758	15,758
Auditing fees	13,550	53,630	5,500	12,400
Legal fees	5,350	4,500	625	5,100
Reports and notices to shareholders	7,550	10,000	550	7,250
Registration and filing fees	31,302	55,182	6,529	24,431
Director's and Chief Compliance
Officer's fees and expenses	10,717	98,869	636	7,638
Other	8,960	34,658	2,912	13,157

Total Expenses	903,494	9,511,106	58,663	395,478
Expense Reimbursement	–	–	–	–
Expense Offset	(4,528)	(13,829)	(192)	(2,811)

Net Expenses	898,966	9,497,277	58,471	392,667

Net Investment Income (Loss)	3,174,644	(2,890,718)	(25,716)	516,468

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	177,155	47,252,417	(101,706)	–
Foreign currency transactions	–	–	–	–

Net realized gain (loss)	177,155	47,252,417	(101,706)	–

Net change in unrealized appreciation
(depreciation) during the period:
Investments	278,389	(83,856,178)	106,837	–
Foreign currency transactions	–	–	–	–

Net change in unrealized appreciation
(depreciation)	278,389	(83,856,178)	106,837	–

Net Realized and Unrealized Gain
(Loss) on Investments	455,544	(36,603,761)	5,131	–

Net Increase (Decrease) in Net Assets
from Operations	$ 3,630,188	$ (39,494,479)	$ (20,585)	$ 516,468

* Netofforeigntax withholdingof$4,276 inSentinelConservative AllocationFund,$429,926 in SentinelInternational EquityFundand $12,525 intheSentinelMidCapValueFund.

^ Commencedoperationson December3, 2007.

Amounts Designated as “-” are either $0 or have been rounded to $0.

44 The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statement of Changes in Net Assets

	Balanced		Capital Growth
	Six Months Ended		Six Months Ended
	05/31/08		05/31/08
	(unaudited)	Year Ended 11/30/07	(unaudited)	Year Ended 11/30/07

Increase (Decrease) in Net Asset s from Operations
Net investment income (loss)	$ 2,588,192	$ 6,049,796	$ 77,708	$ 203,015
Net realized gain (loss) on sales
of investments	2,094,840	17,023,873	5,171,085	14,157,111
Net change in unrealized appreciation
(depreciation)	(6,425,401)	1,937,411	(2,698,329)	10,736,059
Net increase (decrease) in net assets

from operations	(1,742,369)	25,011,080	2,550,464	25,096,185

Distributions to Shareholders
From net investment income
Class A Shares	(2,674,308)	(5,332,397)	(214,272)	–
Class B Shares	(100,125)	(246,135)	–	–
Class C Shares	(47,233)	(83,631)	–	–
Class D Shares	(82,104)	(364,707)	–	–
Class I Shares	(47,520)	(1,554)^	(22,116)	– ^
From net realized gain on investments
Class A Shares	(14,663,649)	(5,946,206)	(13,576,860)	(8,420,932)
Class B Shares	(976,542)	(544,748)	–	–
Class C Shares	(453,864)	(163,913)	(240,488)	(18,041)
Class D Shares	(666,106)	(546,897)	–	–
Class I Shares	(213,935)	– ^	(340,126)	– ^

Total distributions to shareholders	(19,925,386)	(13,230,188)	(14,393,862)	(8,438,973)

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	12,355,849	31,303,152	5,963,299	12,241,441
Class B Shares	601,728	821,374	–	–
Class C Shares	989,623	1,680,802	381,952	712,716
Class D Shares	1,800	7,455	–	–
Class I Shares	371,210	3,761,076 ^	341,762	4,834,938 ^
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	11,292,171	–	–	66,893,747
Class B Shares	–	–	–	–
Class C Shares	–	–	–	2,315,385
Class D Shares	–	–	–	–
Class I Shares	–	– ^	–	– ^
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	16,265,016	10,395,423	11,518,535	6,742,303
Class B Shares	1,026,311	743,697	–	–
Class C Shares	471,942	234,646	196,954	6,829
Class D Shares	727,577	487,400	–	–
Class I Shares	243,320	– ^	341,617	– ^

	44,346,547	49,435,025	18,744,119	93,747,359

Less: Payments for shares reacquired
Class A Shares	(21,906,823)	(52,563,834)	(19,669,528)	(43,181,102)
Class B Shares	(3,384,164)	(8,894,923)	–	–
Class C Shares	(907,839)	(1,749,918)	(271,452)	(405,246)
Class D Shares	(749,638)	(13,047,307)	–	–
Class I Shares	(380,868)	(54,453)^	(547,022)	(128,490)^

Increase (decrease) in net assets from capital
stock transactions	17,017,215	(26,875,410)	(1,743,883)	50,032,521

Total Increase (Decrease) in
Net Assets for period	(4,650,540)	(15,094,518)	(13,587,281)	66,689,733
Net Assets: Beginning of period	$ 287,944,250	$ 303,038,768	$ 190,990,698	$ 124,300,965

Net Assets: End of period	$ 283,293,710	$ 287,944,250	$ 177,403,417	$ 190,990,698

Accumulated Undistributed Net Investment
Income (Loss)	$ 533,711	$ 843,333	$ (3,933)	$ 154,747

^ Commenced operations August 27, 2007.

46 Amountsdesignatedas“-“areeither$0orhavebeenroundedto $0. Theaccompanyingnotesareanintegralpartofthefinancialstatements.

Statement of Changes in Net Assets

(Continued)

Common Stock		Conservative Allocation		Georgia Municipal Bond*

Six Months Ended		Six Months Ended		Six Months Ended
05/31/08		05/31/08		05/31/08	Fiscal Period
(unaudited)	Year Ended 11/30/07	(unaudited)	Year Ended 11/30/07	(unaudited)	11/01/07-11/30/07	Year Ended 10/31/07

$ 5,392,031	$ 11,411,582	$ 809,167	$ 1,698,038	$ 506,925	$ 90,697	$ 1,228,631

7,600,219	70,152,703	946,573	687,927	13,687	–	167,100

(36,374,300)	43,170,666	(1,249,330)	1,233,101	68,162	281,623	(434,914)

(23,382,050)	124,734,951	506,410	3,619,066	588,774	372,320	960,817

(4,918,627)	(8,645,430)	(620,144)	(1,644,925)	(3,389)	(990)	(15,549)
–	–	(120,624)	(384,553)	–	–	–
(7,721)	–	(88,943)	(222,879)	–	–	–
–	–	–	–	–	–	–
(1,314,686)	(1,217,114)#	–	–	(493,189)	(93,677)	(1,217,497)

(56,667,768)	(46,436,345)	(374,048)	(609,494)	(1,961)	–	(3,021)
(1,775,255)	(1,981,880)	(100,066)	(188,211)	–	–	–
(1,182,673)	(649,932)	(72,440)	(102,153)	–	–	–
–	–	–	–	–	–	–
(10,528,606)	– #	–	–	(158,596)	–	(195,132)

(76,395,336)	(58,930,701)	(1,376,265)	(3,152,215)	(657,135)	(94,667)	(1,431,199)

31,252,563	73,228,445	6,982,054	11,995,204	6,829	–	18,265
550,385	1,351,515	777,379	682,945	–	–	–
2,501,928	6,390,341	1,154,362	2,260,202	–	–	–
–	–	–	–	–	–	–
33,003,163	34,651,616 #	–	–	440,309	25,306	2,412,230

–	1,091,395	–	–	–	–	–
–	–	–	–	–	–	–
–	2,132,920	–	–	–	–	–
–	–	–	–	–	–	–
–	194,108,510 #	–	–	–	–	–

52,453,628	46,793,473	857,271	1,894,024	4,587	867	6,381
1,703,407	1,947,306	201,587	498,262	–	–	–
914,415	623,869	129,089	260,358	–	–	–
–	–	–	–	–	–	–
1,744,447	177,843 #	–	–	1,764	140	11,042

124,123,936	362,497,233	10,101,742	17,590,995	453,489	26,313	2,447,918

(69,572,434)	(185,006,498)	(6,274,014)	(14,178,356)	(245,785)	(190,469)	(81,488)
(7,528,491)	(18,162,184)	(1,443,163)	(2,878,404)	–	–	–
(2,088,951)	(2,430,128)	(929,227)	(1,648,540)	–	–	–
–	–	–	–	–	–	–
(13,635,408)	(28,514,187)#	–	–	(1,792,537)	(641,880)	(11,575,494)

31,298,652	128,384,236	1,455,338	(1,114,305)	(1,584,833)	(806,036)	(9,209,064)

(68,478,734)	194,188,486	585,483	(647,454)	(1,653,194)	(528,383)	(9,679,446)
$ 1,370,713,285	$ 1,176,524,799	$ 56,074,804	$ 56,722,258	$ 32,958,923	$ 33,487,306	$ 43,166,752

$ 1,302,234,551	$ 1,370,713,285	$ 56,660,287	$ 56,074,804	$ 31,305,729	$ 32,958,923	$ 33,487,306

$ 1,315,826	$ 2,164,829	$ 158,211	$ 155,459	$ 10,347	$ –	$ (1,076)

* The fiscal year end for the Sentinel Georgia Municipal Bond Fund changed from October 31st to November 30th following the October 31, 2007 Annual
Report. Information prior to May 5, 2007 is based on the predecessor Synovus Georgia Municipal Bond Fund.
# Commenced operations May 4, 2007.

Statement of Changes in Net Assets
(Continued)
	Government Securities		Growth Leaders
	Six Months Ended		Six Months Ended
	05/31/08		05/31/08
	(unaudited)	Year Ended 11/30/07	(unaudited)	Year Ended 11/30/07

Increase (Decrease) in Net Asset s from Operations
Net investment income (loss)	$ 9,168,247	$ 13,772,302	$ (54,681)	$ (46,443)
Net realized gain (loss) on sales
of investments	7,994,483	1,393,384	(182,629)	833,979
Net change in unrealized appreciation
(depreciation)	(6,613,833)	3,495,084	1,442,118	1,751,823
Net increase (decrease) in net assets

from operations	10,548,897	18,660,770	1,204,808	2,539,359

Distributions to Shareholders
From net investment income
Class A Shares	(6,525,130)	(10,505,958)	–	(5,261)
Class B Shares	–	–	–	–
Class C Shares	(131,422)	(87,944)	–	–
Class I Shares	(2,770,540)	(3,194,893)#	–	– ^
From net realized gain on investments
Class A Shares	–	–	(521,857)	–
Class B Shares	–	–	–	–
Class C Shares	–	–	(48,818)	–
Class I Shares	–	– #	(7,732)	– ^

Total distributions to shareholders	(9,427,092)	(13,788,795)	(578,407)	(5,261)

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	70,023,117	79,907,995	6,007,079	6,660,457
Class B Shares	–	–	–	–
Class C Shares	4,844,180	5,273,889	522,332	1,148,246
Class I Shares	16,870,963	12,644,243 #	–	250,055 ^
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	44,568,838	1,931,677	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Class I Shares	–	126,487,938 #	–	– ^
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	5,196,804	8,347,746	384,120	3,991
Class B Shares	–	–	–	–
Class C Shares	54,268	33,979	18,286	–
Class I Shares	237,674	154,344 #	–	– ^

	141,795,844	234,781,811	6,931,817	8,062,749

Less: Payments for shares reacquired
Class A Shares	(45,446,817)	(58,742,555)	(2,628,175)	(2,548,160)
Class B Shares	–	–	–	–
Class C Shares	(474,132)	(910,943)	(178,615)	(115,521)
Class I Shares	(14,250,496)	(28,736,771)#	–	(54)^

Increase (decrease) in net assets from capital
stock transactions	81,624,399	146,391,542	4,125,027	5,399,014

Total Increase (Decrease) in
Net Assets for period	82,746,204	151,263,517	4,751,428	7,933,112
Net Assets: Beginning of period	$ 366,204,287	$ 214,940,770	$ 19,628,973	$ 11,695,861

Net Assets: End of period	$ 448,950,491	$ 366,204,287	$ 24,380,401	$ 19,628,973

Accumulated Undistributed Net Investment
Income (Loss)	$ 116,236	$ 106,556	$ (54,578)	$ 103

# Commenced operations May 4, 2007.
^ Commenced operations August 27, 2007.

48 Amountsdesignatedas“-“areeither$0orhavebeenroundedto $0. Theaccompanyingnotesareanintegralpartofthefinancialstatements.

Statement of Changes in Net Assets

(Continued)

High Yield Bond			International Equity	Mid Cap Growth
Six Months Ended		Six Months Ended		Six Months Ended
05/31/08		05/31/08		05/31/08
(unaudited)	Year Ended 11/30/07	(unaudited)	Year Ended 11/30/07	(unaudited)	Year Ended 11/30/07

$ 1,885,943	$ 4,538,133	$ 2,139,103	$ 1,631,741	$ (720,809)	$ (1,281,329)

(887,009)	871,134	9,181,895	15,377,278	3,685,218	15,316,310

(68,821)	(3,689,481)	(17,052,857)	13,640,424	(544,305)	10,661,649

930,113	1,719,786	(5,731,859)	30,649,443	2,420,104	24,696,630

(1,435,773)	(3,399,253)	(1,298,805)	(1,202,020)	–	–
(297,199)	(794,203)	–	–	–	–
(141,441)	(382,704)	(4,933)	–	–	–
–	–	(135,029)	– ^	–	–^

–	–	(12,851,226)	(12,858,358)	–	–
–	–	(962,998)	(1,136,332)	–	–
–	–	(697,225)	(458,176)	–	–
–	–	(840,290)	– ^	–	–^

(1,874,413)	(4,576,160)	(16,790,506)	(15,654,886)	–	–

3,473,193	8,939,860	10,585,430	35,646,369	11,798,497	24,460,706
212,674	301,671	345,082	1,016,294	165,382	216,297
208,358	462,470	704,873	3,087,582	456,554	1,369,187
–	–	910,634	10,331,293 ^	383,924	9,787,394^

–	–	85,605,902	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	2,023,815	– ^	–	–^

862,027	2,058,699	13,310,787	13,393,285	–	–
146,092	387,055	921,900	1,100,483	–	–
105,234	281,733	594,505	437,026	–	–
–	–	949,015	– ^	–	–^

5,007,578	12,431,488	115,951,943	65,012,332	12,804,357	35,833,584

(6,428,746)	(19,693,351)	(24,419,830)	(53,132,878)	(15,048,340)	(56,297,446)
(2,099,682)	(5,213,507)	(2,189,956)	(4,612,060)	(2,133,492)	(7,381,701)
(1,113,752)	(2,452,196)	(871,931)	(1,199,904)	(629,175)	(932,057)
–	–	(1,113,323)	(268,010)^	(718,503)	(148,813)^

(4,634,602)	(14,927,566)	87,356,903	5,799,480	(5,725,153)	(28,926,433)

(5,578,902)	(17,783,940)	64,834,538	20,794,037	(3,305,049)	(4,229,803)
$ 61,626,922	$ 79,410,862	$ 188,666,936	$ 167,872,899	$ 166,626,933	$ 170,856,736

$ 56,048,020	$ 61,626,922	$ 253,501,474	$ 188,666,936	$ 163,321,884	$ 166,626,933

$ 22,153	$ 10,433	$ 1,892,034	$ 1,250,237	$ (784,733)	$ (63,924)

^ Commenced operations August 27, 2007.

Statement of Changes in Net Assets

(Continued)		Mid Cap Value*		Short Maturity Government

	Six Months Ended			Six Months Ended
	05/31/08	Fiscal Period		05/31/08
	(unaudited)	11/01/07-11/30/07	Year Ended 10/31/07	(unaudited)	Year Ended 11/30/07

Increase (Decrease) in Net Asset s from Operations
Net investment income (loss)	$ 213,827	$ 76,717	$ 856,158	$ 3,174,644	$ 7,034,689
Net realized gain (loss) on sales
of investments	10,220,950	645,057	13,206,128	177,155	(45,075)
Net change in unrealized appreciation
(depreciation)	(4,169,876)	(10,998,656)	12,948,620	278,389	1,333,272
Net increase (decrease) in net assets

from operations	6,264,901	(10,276,882)	27,010,906	3,630,188	8,322,886

Distributions to Shareholders
From net investment income
Class A Shares	(186,167)	–	–	(3,285,650)	(7,600,803)
Class B Shares	–	–	–	–	–
Class C Shares	(48,002)	–	–	(3,452)	(2,707)
Class S Shares	–	–	–	(298,270)	(301,207)
Class I Shares	(807,994)	–	(22,294)	–	–
From net realized gain on investments
Class A Shares	(2,795,710)	–	(243,502)	–	–
Class B Shares	–	–	(364,071)	–	–
Class C Shares	(1,659,355)	–	(575,386)	–	–
Class S Shares	–	–	–	–	–
Class I Shares	(9,369,148)	–	(4,954,052)	–	–

Total distributions to shareholders	(14,866,376)	–	(6,159,305)	(3,587,372)	(7,904,717)

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	45,984,086	3,619,548	17,649,260	22,260,456	31,372,796
Class B Shares	–	–	289,388	–	–
Class C Shares	9,734,427	1,955,658	3,432,966	463,602	435,483
Class S Shares	–	–	–	20,820,207	1,506,628
Class I Shares	12,536,961	977,173	20,173,663	–	–
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	–	–	–	–	–
Class A Shares issued upon
conversion from Class B Shares**	–	–	6,781,368	–	–
Class I Shares issued upon
conversion from Class A Shares**	–	–	4,618,318	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	2,401,374	–	209,282	2,700,133	6,134,574
Class B Shares	–	–	338,655	–	–
Class C Shares	1,340,491	–	488,036	2,052	1,295
Class S Shares	–	–	–	278,355	258,276
Class I Shares	4,115,670	–	1,602,297	–	–

	76,113,009	6,552,379	55,583,233	46,524,805	39,709,052

Less: Payments for shares reacquired
Class A Shares	(5,193,564)	(632,292)	(2,368,562)	(28,223,932)	(75,993,881)
Class A Shares reacquired upon
Conversion into Class I Shares**	–	–	(4,618,318)	–	–
Class B Shares	–	–	(507,506)	–	–
Class B Shares reacquired upon
Conversion into Class A Shares**	–	–	(6,781,368)	–	–
Class C Shares	(1,497,348)	(46,922)	(1,738,255)	(190,467)	(226,085)
Class S Shares	–	–	–	(1,471,310)	(3,929,301)
Class I Shares	(10,114,546)	(5,171,146)	(22,360,503)	–	–

Increase (decrease) in net assets from capital
stock transactions	59,307,551	702,019	17,208,721	16,639,096	(40,440,215)

Total Increase (Decrease) in
Net Assets for period	50,706,076	(9,574,863)	38,060,322	16,681,912	(40,022,046)
Net Assets: Beginning of period	$ 131,964,664	$ 141,539,527	$ 103,479,205	$ 154,621,412	$ 194,643,458

Net Assets: End of period	$ 182,670,740	$ 131,964,664	$ 141,539,527	$ 171,303,324	$ 154,621,412

Accumulated Undistributed Net Investment
Income (Loss)	$ 81,255	$ 920,896	$ 843,801	$ 17,180	$ 15,906

* Thefiscalyear endfortheSentinelMidCapValueFundchangedfrom October31stto November 30thfollowingtheOctober31, 2007 AnnualReport.Information priortoMay5, 2007is based onthepredecessorSynovusMidCapValueFund.

** SynovusMidCapValueClass A shareholders wereissuedSentinelMidCapValueClass I Shares andSynovusMidCapValueClass B shareholders wereissued

 SentinelMidCapValueClass A Shares in areorganization effectiveas oftheclose oftheNew YorkStock Exchangeon May4,2007.

Amountsdesignatedas“-“areeither$0orhavebeenroundedto $0. Theaccompanyingnotesareanintegralpartofthefinancialstatements.

Statement of Changes in Net Assets (Continued)

Small Company		Small/Mid Cap	U.S.Treasury Money Market

Six Months Ended		Fiscal Period	Six Months Ended
05/31/08		12/03/07*-05/31/08	05/31/08
(unaudited)	Year Ended 11/30/07	(unaudited)	(unaudited)	Year Ended 11/30/07

$ (2,890,718)	$ (2,877,300)	$ (25,716)	$ 516,468	$ 2,515,912

47,252,417	162,566,317	(101,706)	–	–

(83,856,178)	(31,152,089)	106,837	–	–

(39,494,479)	128,536,928	(20,585)	516,468	2,515,912

–	–	–	(499,675)	(2,422,945)
–	–	–	(16,793)	(92,967)
–	–	–	–	–
–	–	–	–	–
–	– #	–	–	–

(122,337,096)	(139,195,215)	–	–	–
(13,911,364)	(18,838,178)	–	–	–
(20,070,330)	(20,036,255)	–	–	–
–	–	–	–	–
(5,291,177)	– #	–	–	–

(161,609,967)	(178,069,648)	–	(516,468)	(2,515,912)

147,518,898	283,454,365	4,030,515	34,241,228	64,382,472
458,745	765,999	–	1,968,903	2,554,448
16,631,082	40,518,005	3,004,100	–	–
–	–	–	–	–
8,216,391	57,515,803 #	4,000,000	–	–

–	–	–	–	–

–	–	–	81,925,786	–

–	–	–	–	–

108,489,751	126,082,616	–	474,764	2,336,891
13,134,230	17,702,605	–	13,891	75,282
18,377,252	18,996,827	–	–	–
–	–	–	–	–
1,339,737	– #	–	–	–

314,166,086	545,036,220	11,034,615	118,624,572	69,349,093

(155,200,732)	(378,331,394)	(1,311)	(40,792,898)	(77,401,852)

–	–	–	–	–
(21,467,072)	(36,157,012)	–	(1,063,468)	(3,015,345)

–	–	–	–	–
(19,246,417)	(32,788,056)	–	–	–
–	–	–	–	–
(5,074,040)	(4,974,655)#	–	–	–

113,177,825	92,785,103	11,033,304	76,768,206	(11,068,104)

(87,926,621)	43,252,383	11,012,719	76,768,206	(11,068,104)
$ 1,580,791,920	$ 1,537,539,537	$ –	$ 60,978,485	$ 72,046,589

$ 1,492,865,299	$ 1,580,791,920	$ 11,012,719	$ 137,746,691	$ 60,978,485

$ (2,910,532)	$ (19,814)	$ (25,716)	$ –	$ –

* Commenced operations December 3, 2007.
# Commenced operations May 4, 2007.

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income From Investment Operations				Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of	Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

Balanced Class A
	11/30/03	$14.10	$ 0.24	$ 1.81	$ 2.05	$ 0.25	$ –	$ 0 .25	$15.90	14.75
	11/30/04	15.90	0 .28	1.29	1 .57	0.28	0 .36	0.64	16.83	10.12
	11/30/05	16.83	0 .32	0.86	1 .18	0.34	0 .82	1.16	16.85	7.36
	11/30/06	16.85	0 .37	1.53	1 .90	0.38	0 .36	0.74	18.01	11.64
	11/30/07	18.01	0 .38	1.12	1 .50	0.38	0 .43	0.81	18.70	8.60
	05/31/08(K)	18.70	0 .17	(0.26)	(0 .09)	0.20	1 .11	1.31	17.30	(0.48)++

Balanced Class B
	11/30/03	14.15	0 .11	1.82	1 .93	0.13	–	0.13	15.95	13.74
	11/30/04	15.95	0 .15	1.29	1 .44	0.14	0 .36	0.50	16.89	9.21
	11/30/05	16.89	0 .18	0.86	1 .04	0.20	0 .82	1.02	16.91	6.42
	11/30/06	16.91	0 .23	1.53	1 .76	0.23	0 .36	0.59	18.08	10.72
	11/30/07	18.08	0 .23	1.12	1 .35	0.22	0 .43	0.65	18.78	7.65
	05/31/08(K)	18.78	0 .09	(0.27)	(0 .18)	0.12	1 .11	1.23	17.37	(1.01)++

Balanced Class C
	11/30/03	14.11	0 .08	1.82	1 .90	0.09	–	0.09	15.92	13.56
	11/30/04	15.92	0 .13	1.29	1 .42	0.14	0 .36	0.50	16.84	9.08
	11/30/05	16.84	0 .16	0.87	1 .03	0.19	0 .82	1.01	16.86	6.35
	11/30/06	16.86	0 .21	1.52	1 .73	0.22	0 .36	0.58	18.01	10.56
	11/30/07	18.01	0 .20	1.13	1 .33	0.21	0 .43	0.64	18.70	7.56
	05/31/08(K)	18.70	0 .08	(0.26)	(0 .18)	0.11	1 .11	1.22	17.30	(0.97)++

Balanced Class D
	11/30/03	14.05	0 .07	1.79	1 .86	0.07	–	0.07	15.84	13.28
	11/30/04	15.84	0 .22	1.28	1 .50	0.18	0 .36	0.54	16.80	9.69
	11/30/05	16.80	0 .26	0.86	1 .12	0.28	0 .82	1.10	16.82	6.98
	11/30/06	16.82	0 .33	1.53	1 .86	0.32	0 .36	0.68	18.00	11.41
	11/30/07	18.00	0 .32	1.11	1 .43	0.32	0 .43	0.75	18.68	8.19
	05/31/08(K)	18.68	0 .09	(0.27)	(0 .18)	0.14	1 .11	1.25	17.25	(1.02)++

Balanced Class I
	11/30/07(A)	18.43	0 .14	0.26	0 .40	0.12	–	0.12	18.71	2.14++
	05/31/08(K)	18.71	0 .18	(0.26)	(0 .08)	0.24	1 .11	1.35	17.28	(0.43)++

Capital Growth Class A
	06/30/03	18.70	(0 .15)	(1.29)	(1 .44)	–	–	–	17.26	(7.70)
	06/30/04	17.26	(0 .17)	2.34	2 .17	–	–	–	19.43	12.57
	06/30/05	19.43	(0 .13)	0.49	0 .36	–	0 .37	0.37	19.42	1.85
	06/30/06	19.42	(0 .10)	1.98	1 .88	–	2 .50	2.50	18.80	9.94
	11/30/06(B)	18.80	(0 .01)	1.03	1 .02	–	–	–	19.82	5.43++
	11/30/07	19.82	0 .03	2.83	2 .86	–	1 .36	1.36	21.32	15.40
	05/31/08(K)	21.32	0 .01	0.33	0 .34	0.02	1 .58	1.60	20.06	1.83++

Capital Growth Class C
	06/30/06(C)	19.45	(0 .12)	(0.61)	(0 .73)	–	–	–	18.72	(3.75)++
	11/30/06(B)	18.72	(0 .13)	1.03	0 .90	–	–	–	19.62	4.81++
	11/30/07	19.62	(0 .29)	2.70	2 .41	–	1 .36	1.36	20.67	13.12
	05/31/08(K)	20.67	(0 .14)	0.31	0 .17	–	1 .58	1.58	19.26	0.98++

Capital Growth Class I
	11/30/07(A)	20.32	0 .05	0.98	1 .03	–	–	–	21.35	5.07++
	05/31/08(K)	21.35	0 .02	0.35	0 .37	0.10	1 .58	1.68	20.04	1.98++
52 Seenotes toFinancialHighlightsat theendoftheschedule. The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements average		before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	net assets (%)***	(%)	expense reimbursements (%)***	(%)

$214,533	1.20	1.21	1.21	1.53	1 .53	242
231,599	1.17	1.17	1.17	1.73	1 .73	220
239,882	1.12	1.14	1.14	1.93	1 .93	187
249,398	1.10	1.11	1.11	2.18	2 .18	209
248,429	1.10	1.11	1.11	2.12	2 .12	138
247,805	1 .13+	1 .13+	1.13+	1.99+	1 .99+	50++

33,652	2.06	2.07	2.07	0.68	0 .68	242
30,780	1.99	1.99	1.99	0.89	0 .89	220
27,012	2.02	2.03	2.03	1.03	1 .03	187
23,445	1.99	2.00	2.00	1.28	1 .28	209
16,847	1.99	2.00	2.00	1.22	1 .22	138
13,797	2 .11+	2 .12+	2.12+	1.00+	1 .00+	50++

4,811	2.26	2.26	2.26	0.47	0 .47	242
5,694	2.09	2.09	2.09	0.80	0 .80	220
6,449	2.09	2.10	2.10	0.97	0 .97	187
7,299	2.06	2.07	2.07	1.22	1 .22	209
7,757	2.10	2.11	2.11	1.13	1 .13	138
7,729	2 .16+	2 .16+	2.16+	0.96+	0 .96+	50++

8,951	2.43	2.44	2.44	0.29	0 .29	242
20,689	1.50	1.51	1.51	1.42	1 .42	220
21,692	1.41	1.42	1.42	1.65	1 .65	187
22,897	1.37	1.38	1.38	1.92	1 .92	209
11,293	1.42	1.43	1.43	1.77	1 .77	138
10,390	2 .11+	2 .11+	2.11+	1.01+	1 .01+	50++

3,618	0 .69+	0 .69+	0.69+	2.82+	2 .82+	138++
3,573	0 .98+	0 .98+	0.98+	2.13+	2 .13+	50++

229,756	1.68	1.68	1.68	(1.01)	(1 .01)	51
217,178	1.64	1.64	1.64	(0.81)	(0 .81)	47
174,818	1.69	1.69	1.69	(0.61)	(0 .61)	63
131,400	1.66	1.66	1.66	(0.53)	(0 .53)	39
124,054	1 .26+	1 .27+	1.27+	(0.12)+	(0 .12)+	8++
183,262	1.27	1.28	1.28	0.14	0 .14	24
169,725	1 .31+	1 .32+	1.32+	0.11+	0 .11+	10++

172	3 .11+	3 .12+	3.12+	(1.99)+	(1 .99)+	39++
247	2 .81+	2 .82+	2.82+	(1.65)+	(1 .65)+	8++
3,150	2.83	2.84	2.84	(1.42)	(1 .42)	24
3,248	2 .98+	2 .99+	2.99+	(1.57)+	(1 .57)+	10++

4,579	0 .84+	0 .85+	0.85+	0.88+	0 .88+	24++
4,431	1 .17+	1 .17+	1.17+	0.25+	0 .25+	10++

Financial Highlights

(Continued)

			Income From Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment securities (both Total from			(from net Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment (from realized		Total	value, end of Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

Common Stock Class A
	11/30/03	$25.70	$ 0.17	$ 4.08	$ 4.25	$ 0.19	$ –	$ 0.19	$29.76	16.67
	11/30/04	29.76	0 .23	3.53	3 .76	0.15	2 .13	2.28	31.24	13.19
	11/30/05	31.24	0 .25	2.79	3 .04	0.28	2 .80	3.08	31.20	10.51
	11/30/06	31.20	0 .28	4.23	4 .51	0.30	1 .40	1.70	34.01	15.18
	11/30/07	34.01	0 .30	3.18	3 .48	0.27	1 .42	1.69	35.80	10.62
	05/31/08(K)	35.80	0 .13	(0.72)	(0 59)	0.16	1 .84	2.00	33.21	(1.67)++

Common Stock Class B
	11/30/03	25.50	(0 .08)	4.05	3 .97	0.01	–	0.01	29.46	15.57
	11/30/04	29.46	(0 .06)	3.49	3 .43	–	2 .13	2.13	30.76	12.12
	11/30/05	30.76	(0 .01)	2.74	2 .73	0.05	2 .80	2.85	30.64	9.49
	11/30/06	30.64	(0 .02)	4.15	4 .13	0.02	1 .40	1.42	33.35	14.08
	11/30/07	33.35	(0 .04)	3.11	3 .07	–	1 .42	1.42	35.00	9.54
	05/31/08(K)	35.00	(0 .04)	(0.71)	(0 .75)	–	1 .84	1.84	32.41	(2.20)++

Common Stock Class C
	11/30/03	25.51	(0 .14)	4.05	3 .91	0.01	–	0.01	29.41	15.32
	11/30/04	29.41	(0 .08)	3.48	3 .40	–	2 .13	2.13	30.68	12.03
	11/30/05	30.68	(0 .07)	2.76	2 .69	0.04	2 .80	2.84	30.53	9.41
	11/30/06	30.53	(0 .05)	4.14	4 .09	0.02	1 .40	1.42	33.20	14.00
	11/30/07	33.20	(0 .03)	3.09	3 .06	–	1 .42	1.42	34.84	9.56
	05/31/08(K)	34.84	(0 .02)	(0.71)	(0 .73)	0.01	1 .84	1.85	32.26	(2.14)++

Common Stock Class I
	11/30/07(D)	35.31	0 .27	0.44	0 .71	0.20	–	0.20	35.82	2.02++
	05/31/08(K)	35.82	0 .20	(0.73)	(0 .53)	0.22	1 .84	2.06	33.23	(1.48)++

Conservative Allocation Class A^
	11/30/03(E)	10.00	0 .32	1.23	1 .55	0.30	–	0.30	11.25	15.61++
	11/30/04	11.25	0 .40	0.65	1 .05	0.48	–	0.48	11.82	9.58
	11/30/05	11.82	0 .41	(0.15)	0 .26	0.43	0 .23	0.66	11.42	2.27
	11/30/06	11.42	0 .42	0.60	1 .02	0.46	0 .21	0.67	11.77	9.31
	11/30/07	11.77	0 .38	0.39	0 .77	0.49	0 .19	0.68	11.86	6.77
	05/31/08(K)	11.86	0 .18	(0.05)	0 .13	0.19	0 .12	0.31	11.68	1.07++

Conservative Allocation Class B^
	11/30/03(E)	10.00	0 .25	1.25	1 .50	0.26	–	0.26	11.24	15.11++
	11/30/04	11.24	0 .31	0.64	0 .95	0.39	–	0.39	11.80	8.65
	11/30/05	11.80	0 .31	(0.15)	0 .16	0.34	0 .23	0.57	11.39	1.42
	11/30/06	11.39	0 .34	0.58	0 .92	0.37	0 .21	0.58	11.73	8.37
	11/30/07	11.73	0 .29	0.40	0 .69	0.40	0 .19	0.59	11.83	5.99
	05/31/08(K)	11.83	0 .13	(0.06)	0 .07	0.14	0 .12	0.26	11.64	0.55++

Conservative Allocation Class C^
	11/30/03(E)	10.00	0 .27	1.25	1 .52	0.27	–	0.27	11.25	15.29++
	11/30/04	11.25	0 .32	0.63	0 .95	0.40	–	0.40	11.80	8.70
	11/30/05	11.80	0 .33	(0.14)	0 .19	0.37	0 .23	0.60	11.39	1.62
	11/30/06	11.39	0 .31	0.59	0 .90	0.34	0 .21	0.55	11.74	8.23
	11/30/07	11.74	0 .26	0.41	0 .67	0.38	0 .19	0.57	11.84	5.82
	05/31/08(K)	11.84	0 .14	(0.06)	0 .08	0.14	0 .12	0.26	11.66	0.65++

Seenotes toFinancialHighlightsat theendoftheschedule. The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$979,837	1.08	1.08	1.08	0.62	0 .62	76
1,042,308	1.05	1.05	1.05	0.76	0 .76	57
1,071,523	1.04	1.05	1.05	0.83	0 .83	26
1,114,097	1.10	1.10	1.13	0.88	0 .86	13
1,110,318	1.10	1.10	1.11	0.88	0 .87	16
1,043,076	1 .12+	1 .12+	1.12+	0.81+	0 .81+	8++

72,163	2.03	2.03	2.03	(0.32)	(0 .32)	76
61,909	1.99	1.99	1.99	(0.21)	(0 .21)	57
53,970	1.98	1.99	1.99	(0.11)	(0 .11)	26
47,559	2.05	2.06	2.08	(0.08)	(0 .11)	13
34,582	2.08	2.09	2.10	(0.11)	(0 .12)	16
26,601	2 .16+	2 .17+	2.17+	(0.23)+	(0 .23)+	8++

5,774	2.24	2.24	2.24	(0.54)	(0 .54)	76
6,530	2.06	2.06	2.06	(0.25)	(0 .25)	57
9,585	2.09	2.09	2.09	(0.20)	(0 .20)	26
14,869	2.12	2.13	2.16	(0.12)	(0 .15)	13
22,498	2.06	2.07	2.07	(0.08)	(0 .08)	16
22,145	2 .03+	2 .03+	2.03+	(0.10)+	(0 .10)+	8++

203,315	0 .71+	0 .71+	0.72+	1.33+	1 .32+	16++
210,412	0 .71+	0 .71+	0.71+	1.25+	1 .25+	8++

38,147	1 .17+	1 .17+	1.17+	3.94+	3 .94+	131++
52,951	1.17	1.17	1.17	3.52	3 .52	136
55,829	1.15	1.16	1.16	3.60	3 .60	174
38,175	1.25	1.26	1.26	3.73	3 .73	204
38,193	1.26	1.28	1.28	3.21	3 .21	254
39,164	1 .20+	1 .21+	1.21+	3.15+	3 .15+	174++

8,782	1 .92+	1 .93+	1.93+	3.21+	3 .21+	131++
13,497	1.99	1.99	1.99	2.73	2 .73	136
14,037	1.98	1.98	1.98	2.78	2 .78	174
12,007	2.12	2.13	2.13	2.87	2 .87	204
10,403	2.04	2.07	2.07	2.43	2 .43	254
9,778	2 .13+	2 .14+	2.14+	2.22+	2 .22+	174++

5,771	1 .59+	1 .60+	1.60+	3.49+	3 .49+	131++
9,114	1.84	1.84	1.84	2.90	2 .90	136
9,875	1.84	1.85	1.85	2.91	2 .91	174
6,540	2.23	2.24	2.24	2.74	2 .74	204
7,479	2.23	2.25	2.25	2.24	2 .24	254
7,718	2 .01+	2 .03+	2.03+	2.33+	2 .33+	174++

Financial Highlights

(Continued)

			Income From Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of	Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

Georgia Municipal Bond Class A
	10/31/03(F)	$10.18	$ 0.30	$ 0.10	$ 0 .40	$ 0.30	$ 0 .06	$ 0.36	$10.22	3.99
	10/31/04(F)	10.22	0 .28	0.08	0 .36	0 .28	0.14	0.42	10.16	3.56
	10/31/05	10.16	0 .28	(0.31)	(0 .03)	0 .28	0.01	0.29	9.84	(0.25)
	10/31/06	9.84	0 .27	0.05	0 .32	0 .27	0.04	0.31	9.85	3.40
	10/31/07	9.85	0 .23	(0.05)	0 .18	0 .26	0.05	0.31	9.72	1.77
	11/30/07(G)	9.72	0 .02	0.07	0 .09	0 .02	–	0.02	9.79	0.97++
	05/31/08(K)	9.79	0 .07	(0.01)	0 .06	0 .10	0.05	0.15	9.70	0.59++

Georgia Municipal Bond Class I
	10/31/03(F)	10.18	0 .32	0.10	0 .42	0 .32	0.06	0.38	10.22	4.27
	10/31/04(F)	10.22	0 .30	0.08	0 .38	0 .30	0.14	0.44	10.16	3.82
	10/31/05	10.16	0 .31	(0.31)	–	0 .31	0.01	0.32	9.84	0.00
	10/31/06	9.84	0 .30	0.05	0 .35	0 .30	0.04	0.34	9.85	3.66
	10/31/07	9.85	0 .30	(0.06)	0 .24	0 .30	0.05	0.35	9.74	2.46
	11/30/07(G)	9.74	0 .03	0.08	0 .11	0 .03	–	0.03	9.82	1.11++
	05/31/08(K)	9.82	0 .15	0.03	0 .18	0 .15	0.05	0.20	9.80	1.83++

Government Securities Class A
	11/30/03	10.34	0 .38	0.12	0 .50	0 .46	–	0.46	10.38	4.85
	11/30/04	10.38	0 .39	0.10	0 .49	0 .45	–	0.45	10.42	4.80
	11/30/05	10.42	0 .43	(0.21)	0 .22	0 .45	–	0.45	10.19	2.08
	11/30/06	10.19	0 .47	0.06	0 .53	0 .48	–	0.48	10.24	5.41
	11/30/07	10.24	0 .48	0.15	0 .63	0 .48	–	0.48	10.39	6.36
	05/31/08(K)	10.39	0 .23	0.07	0 .30	0 .24	–	0.24	10.45	2.88++

Government Securities Class C
	11/30/06(H)	9.96	0 .17	0.29	0 .46	0 .18	–	0.18	10.24	4.62++
	11/30/07	10.24	0 .33	0.13	0 .46	0 .32	–	0.32	10.38	4.56
	05/31/08(K)	10.38	0 .18	0.07	0 .25	0 .18	–	0.18	10.45	2.46++

Government Securities Class I
	11/30/07(D)	10.26	0 .29	0.13	0 .42	0 .29	–	0.29	10.39	4.18++
	05/31/08(K)	10.39	0 .25	0.07	0 .32	0 .26	–	0.26	10.45	3.06++

Growth Leaders Class A
	06/30/03	8.87	(0 .08)	(0.70)	(0 .78)	–	–	–	8.09	(8.79)
	06/30/04	8.09	(0 .09)	1.47	1 .38	–	–	–	9.47	17.06
	06/30/05	9.47	(0 .08)	(0.08)	(0 .16)	–	–	–	9.31	(1.69)
	06/30/06	9.31	(0 .06)	1.34	1 .28	–	–	–	10.59	13.75
	11/30/06(B)	10.59	0 .01	0.56	0 .57	–	–	–	11.16	5.38++
	11/30/07	11.16	(0 .01)	2.15	2 .14	0 .01	–	0.01	13.29	19.14
	05/31/08(K)	13.29	(0 .02)	0.68	0 .66	–	0.39	0.39	13.56	5.13++

Growth Leaders Class C
	06/30/06	10.95	(0 .04)	(0.34)	(0 .38)	–	–	–	10.57	(3.47)++
	11/30/06(B)	10.57	(0 .04)	0.55	0 .51	–	–	–	11.08	4.82++
	11/30/07	11.08	(0 .31)	2.09	1 .78	–	–	–	12.86	16.06
	05/31/08(K)	12.86	(0 .15)	0.65	0 .50	–	0.39	0.39	12.97	4.03++

Growth Leaders Class I
	11/30/07(A)	12.45	0 .02	0.84	0 .86	–	–	–	13.31	6.91++
	05/31/08(K)	13.31	(0 .23)	0.67	0 .44	–	0.39	0.39	13.36	3.41++

56 Seenotes toFinancialHighlightsat theendoftheschedule. The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$680	1.09	1.09	1.09	2.88	2 .88	41
691	1.04	1.04	1.04	2.74	2 .74	4
739	1.06	1.06	1.06	2.81	2 .81	15
653	1.13	1.13	1.13	2.80	2 .80	16
587	1.53	1.54	1.54	2.35	2 .35	19
401	1.60+	1.62+	1.62+	2.33+	2 .33+	0++
165	2.32+	2.32+	2.32+	1.49+	1 .49+	2++

54,943	0.84	0.84	0.84	3.16	3 .16	41
61,690	0.79	0.79	0.79	2.99	2 .99	4
54,231	0.81	0.81	0.81	3.06	3 .06	15
42,514	0.88	0.88	0.88	3.05	3 .05	16
32,900	0.81	0.81	0.81	3.07	3 .07	19
32,558	0.61+	0.62+	0.62+	3.33+	3 .33+	0++
31,141	0.70+	0.70+	0.70+	3.13+	3 .13+	2++

102,713	0.94	0.95	0.98	3.62	3 .59	576
104,738	0.97	0.98	0.98	3.78	3 .78	473
204,868	1.00	1.02	1.02	4.09	4 .09	505
214,374	0.98	0.99	0.99	4.68	4 .68	678
249,248	0.98	0.99	0.99	4.70	4 .70	464
324,091	0.97+	0.97+	0.97+	4.44+	4 .44+	233++

567	2.64+	2.64+	2.64+	3.15+	3 .15+	678++
5,035	2.35	2.36	2.36	3.30	3 .30	464
9,447	1.88+	1.88+	1.88+	3.51+	3 .51+	233++

111,921	0.63+	0.64+	0.64+	4.92+	4 .92+	464++
115,412	0.60+	0.61+	0.61+	4.78+	4 .78+	233++

9,280	1.75	1.75	3.09	(1.25)	(2 .59)	154
10,916	1.75	1.75	2.58	(0.91)	(1 .74)	172
7,936	1.75	1.75	3.00	(0.77)	(2 .02)	200
8,043	1.75	1.76	3.09	(0.60)	(1 .94)	157
11,257	1.45+	1.51+	1.67+	0.14+	(0 .02)+	30++
17,783	1.45	1.48	1.73	(0.19)	(0 .44)	75
22,139	1.45+	1.47+	1.69+	(0.32)+	(0 .55)+	19++

385	2.79+	2.81+	3.62+	(1.16)+	(1 .97)+	157++
439	2.43+	2.49+	2.64+	(0.87)+	(1 .03)+	30++
1,580	3.89	3.92	4.17	(2.58)	(2 .84)	75
1,976	3.61+	3.63+	3.85+	(2.48)+	(2 .70)+	19++

265	1.05+	1.07+	1.32+	0.55+	0 .30+	75++
266	4.74+	4.76+	4.98+	(3.60)+	(3 .82)+	19++

	Financial Highlights
	(Continued)
				Income From Investment Operations			Less Distributions

					Net gains or
			Net asset	Net	losses on		Dividends
	Fund/	Fiscal year	value,	investment securities (both Total from			(from net Distributions			Net asset
	Share	(period	beginning	income	realized and	investment	investment (from realized		Total	value, end of Total return
	Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

	High Yield Bond Class A
		11/30/03	$7.48	$ 0.63	$ 0.71	$ 1.34	$ 0.62	$ –	$ 0 .62	$8.20	18.71
		11/30/04	8.20	0 .56	0.16#	0 .72	0.57	–	0.57	8.35	9.09#
		11/30/05	8.35	0 .55	(0.46)	0 .09	0.54	–	0.54	7.90	1.11
		11/30/06	7.90	0 .51	0.14	0 .65	0.51	–	0.51	8.04	8.50
		11/30/07	8.04	0 .53	(0.35)	0 .18	0.53	–	0.53	7.69	2.22
		05/31/08(K)	7.69	0 .26	(0.12)	0 .14	0.26	–	0.26	7.57	1.86++

	High Yield Bond Class B
		11/30/03	7.47	0 .57	0.72	1 .29	0.57	–	0.57	8.19	17.87
		11/30/04	8.19	0 .51	0.14#	0 .65	0.51	–	0.51	8.33	8.14#
		11/30/05	8.33	0 .48	(0.46)	0 .02	0.47	–	0.47	7.88	0.18
		11/30/06	7.88	0 .43	0.15	0 .58	0.43	–	0.43	8.03	7.67
		11/30/07	8.03	0 .45	(0.35)	0 .10	0.46	–	0.46	7.67	1.19
		05/31/08(K)	7.67	0 .22	(0.12)	0 .10	0.22	–	0.22	7.55	1.37++

	High Yield Bond Class C
		11/30/03	7.53	0 .55	0.72	1 .27	0.54	–	0.54	8.26	17.54
		11/30/04	8.26	0 .48	0.16#	0 .64	0.48	–	0.48	8.42	8.03#
		11/30/05	8.42	0 .48	(0.46)	0 .02	0.46	–	0.46	7.98	0.23
		11/30/06	7.98	0 .44	0.14	0 .58	0.43	–	0.43	8.13	7.49
		11/30/07	8.13	0 .45	(0.35)	0 .10	0.46	–	0.46	7.77	1.18
		05/31/08(K)	7.77	0 .21	(0.12)	0 .09	0.21	–	0.21	7.65	1.28++

	International Equity Class A
		11/30/03	11.83	0 .16	2.09	2 .25	0.19	0 .07	0.26	13.82	19.61
		11/30/04	13.82	0 .20	3.17#	3 .37	0.14	–	0.14	17.05	24.58#
		11/30/05	17.05	0 .21	1.56	1 .77	0.17	–	0.17	18.65	10.43
		11/30/06	18.65	0 .17	4.42	4 .59	0.24	1 .00	1.24	22.00	26.04
		11/30/07	22.00	0 .20	3.58	3 .78	0.18	1 .89	2.07	23.71	18.72
		05/31/08(K)	23.71	0 .23	(1.22)	(0 .99)	0.20	1 .98	2.18	20.54	(4.06)++

	International Equity Class B
		11/30/03	11.57	0 .01	2.05	2 .06	0.03	0 .07	0.10	13.53	18.03
		11/30/04	13.53	0 .06	3.07#	3 .13	–	–	–	16.66	23.13#
		11/30/05	16.66	0 .03	1.50	1 .53	–	–	–	18.19	9.18
		11/30/06	18.19	(0 .05)	4.32	4 .27	0.03	1 .00	1.03	21.43	24.62
		11/30/07	21.43	(0 .02)	3.47	3 .45	–	1 .89	1.89	22.99	17.45
		05/31/08(K)	22.99	0 .05	(1.11)	(1 .06)	–	1 .98	1.98	19.95	(4.54)++

	International Equity Class C
		11/30/03	11.63	(0 .04)	2.07	2 .03	–	0 .07	0.07	13.59	17.64
		11/30/04	13.59	(0 .01)	3.14#	3 .13	–	–	–	16.72	23.03#
		11/30/05	16.72	0 .01	1.52	1 .53	–	–	–	18.25	9.15
		11/30/06	18.25	(0 .11)	4.39	4 .28	–	1 .00	1.00	21.53	24.55
		11/30/07	21.53	(0 .02)	3.49	3 .47	–	1 .89	1.89	23.11	17.47
		05/31/08(K)	23.11	0 .07	(1.14)	(1 .07)	0.01	1 .98	1.99	20.05	(4.54)++

	International Equity Class I
		11/30/07(A)	21.69	0 .05	2.00	2 .05	–	–	–	23.74	9.45++
		05/31/08(K)	23.74	0 .24	(1.20)	(0 .96)	0.32	1 .98	2.30	20.48	(3.91)++
	See notes to Financial Highlights at the end of the schedule.					The accompanying notes are an integral part of the financial statements.
58

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$110,431	1.18	1.19	1.19	7.85	7.85	86
149,886	1.16	1.16	1.16	6.83	6.83	78
107,308	1.22	1.22	1.22	6.67	6.67	73
55,500	1.29	1.31	1.31	6.32	6.32	79
44,728	1.29	1.31	1.31	6.57	6.57	83
41,963	1 .31+	1.32+	1.32+	6.83+	6.83+	6++

45,061	1.95	1.96	1.96	7.22	7.22	86
31,471	2.08	2.08	2.08	5.97	5.97	78
21,510	2.13	2.14	2.14	5.75	5.75	73
16,406	2.15	2.16	2.16	5.45	5.45	79
11,366	2.20	2.22	2.22	5.65	5.65	83
9,444	2 .23+	2.25+	2.25+	5.88+	5.88+	6++

13,143	2.16	2.17	2.17	6.93	6.93	86
13,921	2.13	2.13	2.13	5.89	5.89	78
10,529	2.16	2.17	2.17	5.72	5.72	73
7,506	2.19	2.20	2.20	5.42	5.42	79
5,533	2.28	2.30	2.30	5.57	5.57	83
4,641	2 .52+	2.53+	2.53+	5.59+	5.59+	6++

86,913	1.34	1.35	1.35	1.38	1.38	28
109,959	1.30	1.31	1.31	1.34	1.34	28
113,349	1.30	1.32	1.32	1.29	1.29	23
149,605	1.35	1.39	1.39	0.86	0.86	63
159,017	1.36	1.37	1.37	1.00	1.00	31
225,523	1 .40+	1.40+	1.40+	2.38+	2.38+	26++

11,255	2.66	2.67	2.67	0.13	0.13	28
11,802	2.44	2.45	2.45	0.22	0.22	28
12,054	2.40	2.42	2.42	0.21	0.21	23
13,045	2.45	2.49	2.49	(0.20)	(0.20)	63
11,353	2.42	2.44	2.44	(0.10)	(0.10)	31
8,886	2 .49+	2.49+	2.49+	0.57+	0.57+	26++

1,856	2.95	2.96	2.96	(0.24)	(0.24)	28
3,394	2.53	2.54	2.54	0.17	0.17	28
2,867	2.47	2.49	2.49	0.18	0.18	23
5,223	2.51	2.56	2.56	(0.26)	(0.26)	63
8,173	2.41	2.43	2.43	(0.07)	(0.07)	31
7,522	2 .39+	2.40+	2.40+	0.80+	0.80+	26++

10,124	0 .85+	0.85+	0.85+	0.86+	0.86+	31++
11,570	1 .00+	1.01+	1.01+	2.43+	2.43+	26++

Financial Highlights

(Continued)

			Income From Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment securities (both Total from			(from net Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment (from realized		Total	value, end of Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

Mid Cap Growth Class A
	11/30/03	$10.32	$ (0.10)	$ 3 .42	$ 3 .32	$ –	$ –	$ –	$13.64	32.17
	11/30/04	13.64	(0.12)	1 .45	1 .33	–	–	–	14.97	9.75
	11/30/05	14.97	(0.09)	0 .93	0 .84	–	–	–	15.81	5.61
	11/30/06	15.81	(0.10)	1 .24	1 .14	–	–	–	16.95	7.21
	11/30/07	16.95	(0.12)	2 .83	2 .71	–	–	–	19.66	15.99
	05/31/08(K)	19.66	(0.08)	0 .47	0 .39	–	–	–	20.05	1.98++

Mid Cap Growth Class B
	11/30/03	9.76	(0.22)	3 .20	2 .98	–	–	–	12.74	30.53
	11/30/04	12.74	(0.24)	1 .35	1 .11	–	–	–	13.85	8.71
	11/30/05	13.85	(0.23)	0 .85	0 .62	–	–	–	14.47	4.48
	11/30/06	14.47	(0.24)	1 .14	0 .90	–	–	–	15.37	6.22
	11/30/07	15.37	(0.29)	2 .53	2 .24	–	–	–	17.61	14.57
	05/31/08(K)	17.61	(0.17)	0 .41	0 .24	–	–	–	17.85	1.36++

Mid Cap Growth Class C
	11/30/03	9.99	(0.25)	3 .27	3 .02	–	–	–	13.01	30.23
	11/30/04	13.01	(0.30)	1 .37	1 .07	–	–	–	14.08	8.22
	11/30/05	14.08	(0.26)	0 .86	0 .60	–	–	–	14.68	4.26
	11/30/06	14.68	(0.26)	1 .15	0 .89	–	–	–	15.57	6.06
	11/30/07	15.57	(0.33)	2 .58	2 .25	–	–	–	17.82	14.45
	05/31/08(K)	17.82	(0.17)	0 .41	0 .24	–	–	–	18.06	1.35++

Mid Cap Growth Class I
	11/30/07(A)	18.58	(0.02)	1 .13	1 .11	–	–	–	19.69	5.97++
	05/31/08(K)	19.69	(0.03)	0 .46	0 .43	–	–	–	20.12	2.18++

Mid Cap Value Class A
	10/31/03	8.94	0.02	2 .88	2 .90	0 .05	–	0.05	11.79	32.57
	10/31/04	11.79	0.08	2 .11	2 .19	0 .02	–	0.02	13.96	18.58
	10/31/05	13.96	(0.11)	2 .79	2 .68	0 .06	0.63	0.69	15.95	19.78^^
	10/31/06	15.95	(0.01)	2 .01	2 .00	–	2.18	2.18	15.77	13.87
	10/31/07	15.77	0.07	3 .84	3 .91	–	0.95	0.95	18.73	25.87
	11/30/07(G)	18.73	–	(1 .37)	(1 .37)	–	–	–	17.36	(7.31)++
	05/31/08(K)	17.36	0.01	0 .47	0 .48	0 .12	1.83	1.95	15.89	3.38++

Mid Cap Value Class C
	10/31/03	8.88	(0.06)	2 .87	2 .81	–	–	–	11.69	31.64
	10/31/04	11.69	(0.02)	2 .09	2 .07	–	–	–	13.76	17.72
	10/31/05	13.76	(0.20)	2 .73	2 .53	–	0.63	0.63	15.66	18.86^^
	10/31/06	15.66	(0.12)	1 .97	1 .85	–	2.18	2.18	15.33	13.09
	10/31/07	15.33	(0.05)	3 .71	3 .66	–	0.95	0.95	18.04	24.93
	11/30/07(G)	18.04	–	(1 .33)	(1 .33)	–	–	–	16.71	(7.37)++
	05/31/08(K)	16.71	(0.06)	0 .46	0 .40	0 .05	1.83	1.88	15.23	2.97++

Mid Cap Value Class I
	10/31/03	8.96	0.04	2 .89	2 .93	0 .07	–	0.07	11.82	32.85
	10/31/04	11.82	0.11	2 .12	2 .23	0 .03	–	0.03	14.02	18.94
	10/31/05	14.02	(0.04)	2 .77	2 .73	0 .10	0.63	0.73	16.02	20.02^^
	10/31/06	16.02	0.03	2 .02	2 .05	–	2.18	2.18	15.89	14.18
	10/31/07	15.89	0.16	3 .85	4 .01	–	0.95	0.95	18.95	26.36
	11/30/07(G)	18.95	0.02	(1 .39)	(1 .37)	–	–	–	17.58	(7.23)++
	05/31/08(K)	17.58	0.04	0 .49	0 .53	0 .16	1.83	1.99	16.12	3.63++

Seenotes to FinancialHighlightsat theendoftheschedule. The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$137,019	1.31	1.31	1.31	(0.98)	(0 .98)	116
147,021	1.24	1.24	1.24	(0.90)	(0 .90)	98
166,181	1.24	1.25	1.25	(0.60)	(0 .60)	160
149,787	1.32	1.33	1.33	(0.61)	(0 .61)	83
140,380	1.34	1.36	1.36	(0.63)	(0 .63)	85
139,293	1.42+	1.43+	1.43+	(0.84)+	(0 .84)+	41++

28,615	2.46	2.47	2.47	(2.13)	(2 .13)	116
26,608	2.19	2.20	2.20	(1.86)	(1 .86)	98
24,820	2.28	2.30	2.30	(1.65)	(1 .65)	160
17,073	2.35	2.36	2.36	(1.63)	(1 .63)	83
11,844	2.51	2.53	2.53	(1.78)	(1 .78)	85
9,907	2.66+	2.67+	2.67+	(2.06)+	(2 .06)+	41++

1,951	2.71	2.72	2.72	(2.39)	(2 .39)	116
2,873	2.60	2.61	2.61	(2.27)	(2 .27)	98
4,869	2.48	2.50	2.50	(1.84)	(1 .84)	160
3,997	2.48	2.49	2.49	(1.76)	(1 .76)	83
4,997	2.64	2.65	2.65	(1.95)	(1 .95)	85
4,865	2.64+	2.64+	2.64+	(2.04)+	(2 .04)+	41++

9,406	0.85+	0.85+	0.85+	(0.38)+	(0 .38)+	85++
9,256	0.95+	0.96+	0.96+	(0.36)+	(0 .36)+	41++

3,356	1.35	1.35	1.60	(0.03)	(0 .28)	45
6,121	1.35	1.35	1.44	0.56	0 .47	31
4,538	1.34	1.34	1.35	(0.74)	(0 .75)	53
4,169	1.35	1.35	1.38	(0.05)	(0 .08)	35
23,604	1.55	1.55	1.59	0.38	0 .42	33
24,778	1.80+	1.81+	1.81+	0.09+	0 .09+	3++
67,320	1.46+	1.47+	1.47+	0.19+	0 .19+	29++

4,013	2.10	2.10	2.35	(0.81)	(1 .06)	45
6,330	2.10	2.10	2.19	(0.19)	(0 .28)	31
9,040	2.09	2.09	2.10	(1.33)	(1 .34)	53
9,425	2.10	2.10	2.13	(0.79)	(0 .82)	35
13,321	2.16	2.17	2.20	(0.30)	(0 .27)	33
14,248	2.03+	2.04+	2.04+	(0.11)+	(0 .11)+	3++
22,824	2.32+	2.33+	2.33+	(0.79)+	(0 .79)+	29++

45,420	1.10	1.10	1.35	0.21	(0 .04)	45
65,864	1.10	1.10	1.19	0.81	0 .72	31
86,367	1.09	1.09	1.10	(0.30)	(0 .31)	53
83,935	1.10	1.10	1.13	0.19	0 .16	35
104,614	1.00	1.00	1.03	0.92	0 .95	33
92,938	0.89+	0.90+	0.90+	0.97+	0 .97+	3++
92,527	0.93+	0.94+	0 .94+	0.57+	0 .57+	29++

Financial Highlights

(Continued)

			Income From Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of	Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*

Short Maturity Government Class A
	11/30/03	$9.78	$ 0.22 $	(0 .05)	$ 0.17	$ 0.41	$ –	$ 0 .41	$9.54	1.79
	11/30/04	9.54	0 .29	(0 .04)	0 .25	0.42	–	0.42	9.37	2.64
	11/30/05	9.37	0 .31	(0 .21)	0 .10	0.40	–	0.40	9.07	1.09
	11/30/06	9.07	0 .37	(0 .01)	0 .36	0.42	–	0.42	9.01	4.11
	11/30/07	9.01	0 .37	0 .08	0 .45	0.42	–	0.42	9.04	5.16
	05/31/08(K)	9.04	0 .18	0 .03	0 .21	0.20	–	0.20	9.05	2.37++

Short Maturity Government Class C
	11/30/06(H)	8.93	0 .11	0 .11	0 .22	0.15	–	0.15	9.00	2.53++
	11/30/07	9.00	(0 .01)	0 .10	0 .09	0.09	–	0.09	9.00	1.04
	05/31/08(K)	9.00	0 .03	0 .02	0 .05	0.05	–	0.05	9.00	0.57++

Short Maturity Government Class S
	11/30/05(I)	9.28	0 .21	(0 .15)	0 .06	0.27	–	0.27	9.07	0.58++
	11/30/06	9.07	0 .33	(0 .01)	0 .32	0.38	–	0.38	9.01	3.64
	11/30/07	9.01	0 .33	0 .08	0 .41	0.38	–	0.38	9.04	4.60
	05/31/08(K)	9.04	0 .16	0 .03	0 .19	0.18	–	0.18	9.05	2.13++

Small Company Class A
	11/30/03	5.17	(0 .02)	1 .59	1 .57	–	–	–	6.74	30.37
	11/30/04	6.74	(0 .02)	1 .19	1 .17	–	0 .09	0.09	7.82	17.54
	11/30/05	7.82	(0 .03)	0 .74	0 .71	–	0 .49	0.49	8.04	9.67
	11/30/06	8.04	(0 .02)	1 .20	1 .18	–	0 .71	0.71	8.51	16.05
	11/30/07	8.51	–	0 .66	0 .66	–	0 .97	0.97	8.20	8.74
	05/31/08(K)	8.20	(0 .02)	(0 .16)	(0 .18)	–	0 .82	0.82	7.20	(2.19)++

Small Company Class B
	11/30/03	4.69	(0 .07)	1 .44	1 .37	–	–	–	6.06	29.21
	11/30/04	6.06	(0 .08)	1 .07	0 .99	–	0 .09	0.09	6.96	16.52
	11/30/05	6.96	(0 .08)	0 .65	0 .57	–	0 .49	0.49	7.04	8.79
	11/30/06	7.04	(0 .08)	1 .03	0 .95	–	0 .71	0.71	7.28	14.97
	11/30/07	7.28	(0 .06)	0 .56	0 .50	–	0 .97	0.97	6.81	7.90
	05/31/08(K)	6.81	(0 .04)	(0 .14)	(0 .18)	–	0 .82	0.82	5.81	(2.69)++

Small Company Class C
	11/30/03	5.09	(0 .06)	1 .55	1 .49	–	–	–	6.58	29.27
	11/30/04	6.58	(0 .08)	1 .16	1 .08	–	0 .09	0.09	7.57	16.58
	11/30/05	7.57	(0 .09)	0 .71	0 .62	–	0 .49	0.49	7.70	8.75
	11/30/06	7.70	(0 .08)	1 .14	1 .06	–	0 .71	0.71	8.05	15.11
	11/30/07	8.05	(0 .06)	0 .62	0 .56	–	0 .97	0.97	7.64	7.88
	05/31/08(K)	7.64	(0 .04)	(0 .16)	(0 .20)	–	0 .82	0.82	6.62	(2.67)++

Small Company Class I
	11/30/07(D)	8.06	–	0 .15	0 .15	–	–	–	8.21	1.86++
	05/31/08(K)	8.21	(0 .01)	(0 .16)	(0 .17)	–	0 .82	0.82	7.22	(2.07)++
See notes to Financial Highlights at the end of the schedule.

62 The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$367,541	0.81	0.81	1.06	2.24	1 .99	119
322,431	0.91	0.91	1.07	3.06	2 .90	136
259,386	1.05	1.06	1.09	3.39	3 .36	113
185,410	1.06	1.08	1.08	4.02	4 .02	90
147,329	1.07	1.09	1.09	4.17	4 .17	21
144,210	1 .06+	1 .07+	1.07+	3.98+	3 .98+	42++

209	2 .57+	3 .63+	3.63+	2.60+	2 .60+	90++
419	5.37	5.46	5.46	(0.12)	(0 .12)	21
692	4 .46+	4 .47+	4.47+	0.57+	0 .57+	42++

18,323	1 .44+	1 .45+	1.45+	3.21+	3 .21+	113++
9,025	1.48	1.48	1.48	3.60	3 .60	90
6,873	1.58	1.59	1.59	3.66	3 .66	21
26,401	1 .49+	1 .49+	1.49+	3.49+	3 .49+	42++

689,720	1.19	1.20	1.20	(0.29)	(0 .29)	36
1,063,847	1.12	1.12	1.12	(0.31)	(0 .31)	53
1,092,186	1.12	1.13	1.13	(0.31)	(0 .31)	64
1,226,831	1.13	1.13	1.13	(0.29)	(0 .29)	53
1,223,641	1.13	1.13	1.13	(0.01)	(0 .01)	47
1,172,812	1 .17+	1 .17+	1.17+	(0.55)+	(0 .55)+	23++

102,522	2.16	2.16	2.16	(1.24)	(1 .24)	36
144,580	2.03	2.04	2.04	(1.23)	(1 .23)	53
147,266	2.01	2.01	2.01	(1.19)	(1 .19)	64
143,830	1.99	2.00	2.00	(1.16)	(1 .16)	53
117,562	2.00	2.01	2.01	(0.87)	(0 .87)	47
91,734	2 .06+	2 .06+	2.06+	(1.43)+	(1 .43)+	23++

90,383	2.03	2.03	2.03	(1.13)	(1 .13)	36
165,175	1.93	1.93	1.93	(1.12)	(1 .12)	53
157,861	1.94	1.94	1.94	(1.12)	(1 .12)	64
166,878	1.94	1.94	1.94	(1.10)	(1 .10)	53
186,560	1.97	1.98	1.98	(0.87)	(0 .87)	47
177,071	1 .95+	1 .95+	1.95+	(1.33)+	(1 .33)+	23++

53,029	0 .75+	0 .76+	0.76+	(0.07)+	(0 .07)+	47++
51,249	0 .90+	0 .90+	0.90+	(0.28)+	(0 .28)+	23++

See note to Financial highlights at the end of the schedule. 63

Financial Highlights

(Continued)

			Income From Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of	Total
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	return (%)*

Small/Mid Cap Class A
	05/31/08(J)(K)	$20.00	$ (0.06) $	(0 .03)	$ (0.09)	$ –	$ –	$ –	$19.91	(0.45)++

Small/Mid Cap Class C
	05/31/08(J)(K)	20.00	(0.08)	(0.04)	(0.12)	–	–	–	19.88	(0.60)++

Small/Mid Cap Class I
	05/31/08(J)(K)	20.00	(0.02)	(0.05)	(0.07)	–	–	–	19.93	(0.35)++

U.S. Treasury Money Market Class A
	11/30/03	1.00	0.0032	–	0.0032	0.0032	–	0.0032	1.00	0.32
	11/30/04	1.00	0.0038	–	0.0038	0.0038	–	0.0038	1.00	0.38
	11/30/05	1.00	0.0198	–	0.0198	0.0198	–	0.0198	1.00	2.00
	11/30/06	1.00	0.0381	–	0.0381	0.0381	–	0.0381	1.00	3.88
	11/30/07	1.00	0.0391	–	0.0391	0.0391	–	0.0391	1.00	3.98
	05/31/08(K)	1.00	0.0075	–	0.0075	0.0075	–	0.0075	1.00	0.75++

U.S. Treasury Money Market Class B
	11/30/03	1.00	0.0022	–	0.0022	0.0022	–	0.0022	1.00	0.22
	11/30/04	1.00	0.0015	–	0.0015	0.0015	–	0.0015	1.00	0.15
	11/30/05	1.00	0.0169	–	0.0169	0.0169	–	0.0169	1.00	1.70
	11/30/06	1.00	0.0340	–	0.0340	0.0340	–	0.0340	1.00	3.46
	11/30/07	1.00	0.0354	–	0.0354	0.0354	–	0.0354	1.00	3.60
	05/31/08(K)	1.00	0.0057	–	0.0057	0.0057	–	0.0057	1.00	0.57++

* Totalreturn is calculatedassumingan initialinvestmentmade atthenetassetvalueatthebeginningoftheperiod,reinvestmentof alldistributions atnetasset valueduringtheperiod,andaredemption onthelastdayoftheperiod. Neitheran initialsales charge ora CDSCis reflectedinthecalculation oftotalreturn.Total returnswouldhavebeen lowerin applicableyears wheretheAdvisorhadnotwaivedaportion of itsfee.

+ Annualized.

++ Not Annualized.

^ Name change. FormerlytheSentinelCapitalMarketsIncomeFundpriorto November 1, 2006.

^^Totalreturnswouldhavebeen19.48%, 18.56% and19.72% fortheClassA,ClassCandClassI Shares,respectively,without thepaymentbyaffiliate–see Note(3).

(A) Commenced operations August27, 2007.

(B) Thefiscalyear endfortheSentinelCapitalGrowthandSentinelGrowthLeaders Funds changedfrom June30thtoNovember30thfollowingtheJune30, 2006 AnnualReport. InformationfortheSentinelCapitalGrowthFundpriortoMarch 17th,2006 is based on thepredecessor BramwellGrowthFund,andinformationfor theSentinelGrowthLeaders FundpriortoMarch 17, 2006 is based on thepredecessorBramwellFocus Fund.

(C)Commenced operationsMarch 17, 2006. (D)Commenced operationsMay 4, 2007. (E) Commenced operationsMarch 10, 2003.

(F)Per sharenetinvestmentincome(loss) andnetrealizedandunrealizedgains (losses) calculatedwithouttheuse of average shares.

(G)Thefiscalyear endfortheSentinelGeorgia MunicipalBondandSentinelMidCapValueFunds changedfrom October 31st to November 30th followingtheOctober 31, 2007 AnnualReport.InformationfortheSentinelGeorgiaMunicipalFundpriortoMay5,2007 is based on thepredecessor SynovusGeorgiaMunicipalBond Fund,andinformationfortheSentinelMidCapValueFundpriortoMay5, 2007 is based onthepredecessorSynovusMidCapValueFund.

(H) Commenced operationsJune1, 2006.

(I)CommencedoperationsMarch 3, 2005. Firstpublic offeringMarch 4,2005. (J)Commenced operationsDecember3, 2007.

(K)Unaudited.

Financial Highlights

(Continued)

			Ratios/Supplemental Data

			Ratio of expenses to	Ratio of net
	Ratio of	Ratio of expenses to	average net assets before	investment	Ratio of net investment income
Net assets at	expenses to	average net assets	contractual and voluntary	income (loss) to	(loss) to average net assets	Portfolio
end of period	average net	before custodian fee	expense reimbursements	average net assets	before contractual and voluntary	turnover rate
(000 omitted)	assets (%)	credits (%)**	(%)***	(%)	expense reimbursements (%)***	(%)

$4,041	1 .35+	1 .35+	1 .35+	(0 .65)+	(0 .65)+	25 ++

2,986	1 .53+	1 .53+	1.53+	(0.83)+	(0 .83)+	25++

3,986	0 .94+	0 .94+	0.94+	(0.24)+	(0 .24)+	25++

79,511	0.78	0.78	0.79	0.32	0 .31	–
79,107	0.75	0.75	0.77	0.38	0 .37	–
82,961	0.77	0.78	0.80	1.99	1 .97	–
69,166	0.82	0.83	0.83	3.80	3 .80	–
58,483	0.92	0.93	0.93	3.93	3 .93	–
134,332	0 .92+	0 .93+	0.93+	1.24+	1 .24+	–

5,946	0.87	0.87	1.09	0.24	0 .02	–
4,543	0.98	0.98	1.21	0.15	(0 .09)	–
3,880	1.06	1.07	1.37	1.66	1 .37	–
2,881	1.24	1.25	1.44	3.39	3 .20	–
2,495	1.29	1.30	1.58	3.56	3 .28	–
3,414	1 .28+	1 .29+	1.29+	1.07+	1 .07+	–

# On July1,2004,theFundDistributorwas notifiedbythe NationalAssociation ofSecuritiesDealers,Inc.(NASDandnowFINRA) thattheNASDhadmade a determinationthatadisciplinaryaction bebroughtagainsttheFunds'Distributorarisingfrom alleged excessive shortterm tradinglosses fortheperiodfrom October1, 2000toOctober 31, 2003. TheFundswerenotapartytothose proceedings andbearnoassociated costs.TheFundDistributorreimbursedtheFunds on August26, 2004 as follows:

	Reimbursement	realized gains	total return (%)
International Equity Class A	$566,981	$0.09	0.66
International Equity Class B	62,699	0.08	0.59
International Equity Class C	15,951	0.09	0.66
High Yield Bond Class A	2,801	0.00	0.00
High Yield Bond Class B	837	0.00	0.00
High Yield Bond Class C	308	0.00	0.00

On October4, 2004,theFundDistributorenteredintoaLetterof Acceptance,WaiverandConsent withtheNASD(nowFINRA) settlingthis matter.

** Theratiosdonotincludeareduction of expenses forcustodianfee creditson cash balances maintainedwiththecustodian. *** Expensereductions are comprisedofthe contractualandvoluntaryexpense reimbursements as describedin Note(3).

Amountsdesignatedas“–“ are eitherzeroorrepresentless than$0.005 or$(0.005) .

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Notes to Financial Statements

(1) Organization:	exchange on which they are traded on the date of determination
Sentinel Group Funds, Inc. (“Company”) is registered as	as of the close of business of the New York Stock Exchange
an open-end investment company under the Investment	(“NYSE”), usually 4:00 p.m. Eastern time, each day that the
Company Act of 1940, as amended. The Company consists of	NYSE is open for business. Foreign equity securities traded on
seventeen separate series – Sentinel Balanced Fund, Sentinel	a foreign securities exchange are subject to fair value pricing
Capital Growth Fund, Sentinel Common Stock Fund, Sentinel	when appropriate, using valuations provided by an independent
Conservative Allocation Fund, Sentinel Georgia Municipal Bond	pricing service. Securities for which no sale was reported on
Fund (a non-diversified series), Sentinel Government Securities	the valuation date are valued at the mean between the last
Fund, Sentinel Growth Leaders Fund (a non-diversified series),	reported bid and asked prices. Over-the-counter securities not
Sentinel High Yield Bond Fund, Sentinel International Equity	listed on the NASDAQ National Market System are valued at
Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap	the mean of the current bid and asked prices. For Funds other
Value Fund (a non-diversified series), Sentinel Short Maturity	than the Sentinel U.S. Treasury Money Market Fund, fixed-
Government Fund, Sentinel Small Company Fund, Sentinel	income securities with original maturities of greater than 60
Small/Mid Cap Fund, Sentinel Sustainable Core Opportunities	days, including short-term securities with more than 60 days
Fund, Sentinel Sustainable Emerging Companies Fund and	left to maturity, are valued on the basis of valuations provided
Sentinel U.S. Treasury Money Market Fund, each individually	by an independent pricing service. The mean between the bid
referred to as a Fund. All Funds offer Class A shares. Class B	and asked prices is generally used for valuation purposes.
shares are no longer available for additional purchases from	Short-term securities with original maturities of less than 60
any Fund, except by the exchange of Class B shares between	days are valued at amortized cost, which approximates market
Funds or the reinvestment of dividends and distributions	value. The value of short-term securities originally purchased
paid on Class B shares. The following Funds offer Class B	with maturities greater than 60 days is determined based on
shares: Sentinel Balanced, Sentinel Common Stock, Sentinel	an amortized value to par when they reach 60 days or less
Conservative Allocation, Sentinel High Yield Bond, Sentinel	remaining to maturity. Securities held in the Sentinel U.S.
International Equity, Sentinel Mid Cap Growth, Sentinel Small	Treasury Money Market Fund are valued at amortized cost
Company and Sentinel U.S. Treasury Money Market Funds.	regardless of days left to maturity, which approximates market
Sentinel Balanced, Sentinel Capital Growth, Sentinel Common	value, in accordance with the terms of a rule adopted by the
Stock, Sentinel Conservative Allocation, Sentinel Government	Securities and Exchange Commission. The amortized cost
Securities, Sentinel Growth Leaders, Sentinel High Yield Bond,	method values a security at cost on the date of purchase and
Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel	thereafter assumes a constant amortization to maturity of any
Mid Cap Value, Sentinel Short Maturity Government, Sentinel	discount or premium. Securities for which market quotations
Small Company, Sentinel Small/Mid Cap, Sentinel Sustainable	are not readily available, or whose values have been materially
Core Opportunities and Sentinel Emerging Companies Funds	affected by events occurring before the Fund’s pricing time but
offer Class C shares. Sentinel Balanced Fund offers Class D	after the close of the securities’ primary markets, will be fair
shares, which are closed to additional purchases, except by	valued under procedures adopted by the Funds’ board. The
the reinvestment of dividends and distributions paid on Class	board has delegated this responsibility to a pricing committee,
D shares. Sentinel Balanced, Sentinel Capital Growth, Sentinel	subject to its review and supervision.
Common Stock, Sentinel Georgia Municipal Bond, Sentinel
Government Securities, Sentinel Growth Leaders, Sentinel	In September 2006, the Financial Accounting Standards
International Equity, Sentinel Mid Cap Growth, Sentinel Mid	Board (“FASB”) issued FASB Statement No. 157 – Fair
Cap Value, Sentinel Small Company, Sentinel Small/Mid Cap,	Value Measurements, that defines fair value, establishes a
Sentinel Sustainable Core Opportunities and Sentinel Emerging	framework for measuring fair value in generally accepted
Companies Funds offer Class I Shares. Sentinel Short Maturity	accounting principles and expands disclosures about fair
Government Fund offers Class S shares. Sentinel Sustainable	value measurements. The Statement applies to fair value
Core Opportunities Fund and Sentinel Sustainable Emerging	measurements that are already required or permitted by
Companies Fund, which currently have a fiscal year end of June	other accounting standards and is intended to increase
30th, are not included in this report.	consistency of those measurements. The Statement applies
broadly to securities and other types of assets and liabilities.
FASB 157 is effective for financial statements issued for fiscal
(2) Significant Accounting Policies:	years beginning after November 15, 2007. The Statement also
The financial statements have been prepared in conformity with	establishes a fair value hierarchy which prioritizes inputs
accounting principles generally accepted in the United States of	or assumptions to valuation techniques. These inputs are
America, which require management to make certain estimates	summarized in the three broad levels listed below:
and assumptions at the date of the financial statements.
The following is a summary of significant accounting policies	• Level 1 – Quoted prices in active markets for identical
followed by the Funds in the preparation of their financial	securities.
statements.
• Level 2 – Other significant observable inputs (including
A. Security Valuation	quoted prices for similar securities, interest rates,
Equity securities that are traded on a national or foreign	prepayment speeds, credit risk, etc.).
securities exchange and over-the-counter securities listed in
the NASDAQ National Market System are valued at the last	• Level 3 – Significant unobservable inputs (including
reported sales price or official closing price on the principal	the Sentinel Pricing Committee’s own assumptions in
determining the fair value of investments).

Notes to Financial Statements

(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of May 31, 2008 were as follows:

	Quoted
	Prices in
	Active	Other	Significant
	Markets for	Significant	Un-
	Identical	Observable	observable
Sentinel	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:

Balanced	$197,279,184	$97,673,571	$ -	$294,952,755

Capital	169,880,857	6,522,364	-	176,403,221
Growth

Common	1,281,342,356	19,996,348	-	1,301,338,704
Stock

Conservative	22,116,739	37,745,300	-	59,862,039
Allocation

Georgia	-	30,864,624	-	30,864,624
Municipal
Bond

Government	-	479,984,296	-	479,984,296
Securities

Growth	20,837,806	3,355,051	-	24,192,857
Leaders

High Yield	142,760	50,028,040	3,809,525	53,980,325
Bond

International	45,613,100	207,033,798	-	252,646,898
Equity

Mid Cap	160,969,455	4,499,519	-	165,468,974
Growth

Mid Cap	137,334,865	46,119,591	-	183,454,456
Value

Short	-	173,908,287	-	173,908,287
Maturity
Government

Small	1,403,483,733	81,736,239	-	1,485,219,972
Company

Small/Mid	10,528,861	399,932	-	10,928,793
Cap

U.S. Treasury	-	137,531,389	-	137,531,389
Money
Market

Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended May 31, 2008 was as follows:

Sentinel Fund	High Yield Bond	Mid Cap Value

Assets:
Investments in Securities:

Beginning Balance	$4,726,062	$50,409

Purchases	-	-

Transfers Into Level 3	-	-

Sales	(12,500)	(23,988)

Transfers Out of Level 3	(792,000)	-

Accrued Amortization	1,902	-

Realized Gains (Losses)	296	(26,719)

Unrealized Gains (Losses)	(114,235)	298

Ending Balance	3,809,525	-

Liabilities:
Investments in Securities:
None.

B. Securities Transactions and Related Investment Income

Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include: (1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or (2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts and foreign currency transactions. Reclassifications were made to reflect these differences as of May 31, 2008.

Notes to Financial Statements

(Continued)

F. Foreign Currency Translations:
		Accumulated		The books and records of the Funds are maintained in U.S.
		undistributed		dollars. Foreign currency amounts are translated into U.S.
		net realized		dollars at the mean between the buying and selling rates on
	Accumulated	gain (loss) on		the following basis:
	undistributed	investments
	net	and foreign
	investment	currency		(1) market value of investment securities, assets and liabilities
Sentinel Fund	income (loss)	transactions	Paid-in capital	at the closing daily rate of exchange; and

Balanced	$53,476	$(53,476)	$ -

Conservative	23,296	(23,296)	-	(2) purchases and sales of investment securities, income and
Allocation				expenses at the rate of exchange prevailing on the respective

Government	268,525	(268,525)	-	dates of such transactions.
Securities

The Funds do not isolate the portion of gains and losses on
High Yield Bond	190	(190)	-	investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of
International	(58,539)	58,539	-	such securities. However, pursuant to United States federal
Equity				income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal
Mid Cap Value	(11,305)	11,305	-	income tax purposes.

Short Maturity	414,002	(414,002)	-
Government				G. Forward Foreign Currency Contracts:

Sentinel Conservative Allocation, Sentinel High Yield Bond,
Sentinel International Equity and Sentinel Mid Cap Value
Funds may enter into forward foreign exchange contracts in
D. Dollar Rolls				connection with planned purchases or sales of securities or to
Sentinel Balanced, Sentinel Conservative Allocation, Sentinel				hedge the U.S. dollar value of portfolio securities denominated
Government Securities and Sentinel Short Maturity Government				in a foreign currency. Forward contracts are valued at the
Funds may enter into dollar rolls in which the Funds sell				forward rate and are marked-to-market daily. The daily change
securities for delivery in the current month, and simultaneously				in the market value is recorded as an unrealized gain or loss.
contract to repurchase similar (same type, coupon and				The Funds realize a gain or loss when the forward contract is
maturity) securities on a specified future date. During the roll				closed on delivery of the currency. Risks may arise with respect
period, the Funds forego principal and interest paid on the				to entering into forward contracts from potential inability of
securities. The Funds are compensated by the interest earned				counterparties to meet the terms of the forward contracts
on the cash proceeds of the initial sale and by the lower				and from unanticipated movements in the value of foreign
repurchase price at the future date. Realized gains and losses				currencies relative to the U.S. dollar. A Fund’s risk of loss from
on sales, if applicable, are recorded on trade date plus one or				forward currency contracts may exceed the related amounts
trade date.				reflected on the Statement of Assets and Liabilities.

E. Federal Income Taxes:				H. Repurchase Agreements:
Each Fund intends to continue to meet the requirements of				Each Fund may enter into repurchase agreements as a means
the Internal Revenue Code applicable to regulated investment				of making short-term investments, of seven days or less, and
companies. Each Fund intends to distribute all of its taxable				in aggregate amounts of not more than 25% of the net assets
income to its shareholders, relieving it of any federal excise tax				of a Fund. Each Fund, through its custodian, takes possession
or income tax liability. In June 2006, FASB issued Interpretation				of the securities collateralizing repurchase agreements. All
No. 48 – Accounting for Uncertainty in Income Taxes, that				repurchase agreements entered into by the Funds provide that
requires the tax effects of certain tax positions to be recognized.				the market value of the collateral underlying the repurchase
These tax positions must meet a “more likely than not”				agreement at the time of purchase, and each subsequent
standard that based on their technical merits, have a more				business day, will always be at least equal to 102% of the
than 50 percent likelihood of being sustained upon examination.				repurchase agreement amount including accrued interest. If
FASB Interpretation No. 48 is effective for fiscal years beginning				the seller defaults and the value of the collateral declines or
after December 15, 2006 and is to be applied to all open				if bankruptcy proceedings are commenced with respect to the
tax years as of the effective date. At implementation, the				seller of the security, realization of the collateral by the Fund
financial statements must be adjusted to reflect only those tax				may be delayed or limited.
positions that are more likely than not of being sustained. Fund
management has taken procedures to identify material and				I. Options:
reportable tax position adjustments under FASB Interpretation				When a Fund writes an option, an amount equal to the
No. 48 and has none to report for the fiscal period ended May				premium received by the Fund is recorded as a liability and
31, 2008.				is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that
expire unexercised are treated by the Fund on the expiration

Notes to Financial Statements

(Continued)

date as realized gains from investments. The difference	Expenses not charged to a specific Class of each Fund
between the premium and the amount paid on effecting a	are allocated on the basis of daily net assets or number of
closing purchase transaction is also treated as a realized gain,	shareholder accounts on a pro rata basis. Class specific
or, if the premium is less than the amount paid for the closing	expenses such as 12b-1 distribution fees, blue sky registration
purchase transaction, as a realized loss. If a call option written	fees, certain transfer agency fees and NASDAQ listing fees are
by a Fund is exercised, the premium is added to the proceeds	charged to the appropriate class.
from the sale of the underlying security in determining whether
the Fund has realized a gain or loss. If a put option written by	Investment income and realized and unrealized gains and
a Fund is exercised, the premium reduces the cost basis of the	losses are allocated pro rata based on the value of shares
securities purchased by the Fund. The Fund as writer of an	outstanding for each Class within a Fund.
option bears the market risk of an unfavorable change in the
price of the security underlying the written option. There were	Earnings credits are received from the custodian and dividend
no option transactions during the period ended May 31, 2008.	paying agent on cash balances and are reflected in the
Statement of Operations as an expense offset.
J. Line of Credit:
The Company has obtained access to an unsecured line of	The ratio of net investment income to average net assets for
credit of up to $20,000,000 from State Street Bank and Trust	each Fund is calculated utilizing the average shares method.
Company (SSB) for temporary borrowing purposes. Borrowings
under this arrangement bear interest at the current overnight	Prior to May 28, 2008, the Funds had implemented redemption
Federal Funds rate plus an additional 0.50%. In addition,	fees, to be retained by the affected Funds, primarily to deter
a commitment fee of 0.10% of the unused balance is paid	short-term trading strategies, such as market timing. Sentinel
annually to the custodian bank.	Balanced, Sentinel Capital Growth, Sentinel Common Stock,
Sentinel Conservative Allocation, Sentinel Georgia Municipal
At May 31, 2008, the Sentinel International Equity and Sentinel	Bond, Sentinel Government Securities, Sentinel Growth
Mid Cap Value Funds had outstanding balances of $213,000 and	Leaders, Sentinel Mid Cap Growth, Sentinel Mid Cap Value
$412,500, respectively, against this line of credit.	and Sentinel Short Maturity Government Funds were subject to redemption fees of 1% on shares held 15 calendar days or less.
K. Securities Lending:	Sentinel High Yield Bond, Sentinel International Equity, Sentinel
Under an agreement with SSB, the Funds may lend their	Small Company and Sentinel Small/Mid Cap Funds are subject
securities, up to 50% of each Fund’s portfolio before taking into	to redemption fees of 2% on shares held 30 calendar days or
account the securities loan, to certain approved brokers, dealers	less.
and other financial institutions. Each loan is collateralized by
cash in an amount equivalent to a value of 102% (domestic) or	Effective May 28, 2008, the Balanced, Capital Growth, Common
105% (foreign) of the market value of the loaned securities. Any	Stock, Conservative Allocation, Government Securities, Growth
adjustments in collateral required to maintain those levels due	Leaders, Mid Cap Growth, Mid Cap Value and Short Maturity
to market value fluctuations are made the next business day.	Government Funds eliminated the redemption fee and adopted,
The cash collateral is invested in a registered money market	under certain circumstances, an excessive trading fee of 2% of
fund advised by State Street Global Advisors, a subsidiary of	the amount redeemed. Both the redemption fee and excessive
SSB. A portion of the income generated by the investment of	trading fee are subject to certain exceptions under which they
the collateral, net of any rebates paid by SSB to the borrowers,	may not be charged.
is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued
dividend and interest amounts while the securities are out	(3) Management Advisory Fee and Other
on loan. The Fund retains certain ownership rights as to the	Transactions with Affiliates:
loaned securities when retaining such rights is considered to be	Pursuant to Investment Advisory Agreements (“Advisory
in the Fund’s best interest. Generally, in the event of borrower	Agreements”) amended April 4, 2008, Sentinel Asset
default, the Fund has the right to use the collateral to offset any	Management, Inc. (“SAMI”, a subsidiary of NLV Financial
losses incurred. In the event the Fund is delayed or prevented	Corporation), provides general supervision of the Funds’
from exercising its right to dispose of the collateral, there may	investments. Under the Advisory Agreements, each Fund pays
be a potential loss to the Fund. The Fund bears the risk of loss	SAMI a monthly fee based on the annual rates shown. When
with respect to the investment of the collateral. The income	determining the breakpoint for the advisory fee, assets are
earned by each Fund from securities lending is included in its	aggregated for the Sentinel Government Securities and Sentinel
Statement of Operations. At May 31, 2008, none of the Funds	Short Maturity Government Funds.
had securities on loan because the Funds’ advisor elected to temporarily suspend participation in the program.

L. Other:
Direct expenses of a Fund are charged to that Fund
while common expenses of the Company are allocated
proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Notes to Financial Statements

(Continued)

			the Synovus Mid Cap Value Fund Class B and Class C shares.
	Advisory	Average Daily Net	These voluntary waivers were effectively terminated with the
Sentinel Fund	Fee Rate	Assets	reorganizations on May 4, 2007.
	Each subject to:

Balanced	0.55%	First $200 million	During the fiscal year ended October 31, 2005, the Synovus Mid
Conservative Allocation	0.50%	Next $200 million	Cap Value Fund was reimbursed by SIA and Steinberg Asset
			Management, LLC, the Fund’s advisor and sub-advisor, for
	0.45%	Next $600 million	losses incurred of $269,330 due to the purchase of shares in
	0.40%	Next $1 billion	three large-capitalized	securities when the Fund held less than
	0.35%	In excess of $2 billion	80% of its net assets in mid-capitalization securities.

			Prior to October 27, 2006, the Sentinel Government Securities
	Each subject to:		and Sentinel Short Maturity Government Funds’ advisory fee
			breakpoints were determined by aggregating those Funds’
Capital Growth	0.70%	First $500 million	assets with assets of the Sentinel New York Tax-Free Income
Common Stock	0.65%	Next $300 million	and Sentinel Tax-Free Income Funds, which as of October
			27, 2006 reorganized with and into certain unaffiliated mutual
High Yield Bond	0.60%	Next $200 million	funds.
International Equity	0.50%	Next $1 billion
Mid Cap Growth	0.40%	In excess of $2 billion	Prior to August 14, 2006, under Advisory Agreements, the
			Sentinel Conservative Allocation Fund (f/k/a Sentinel Capital
Small Company			Markets Income Fund) paid SAMI a monthly fee based on 0.55%
Small/Mid Cap			of all average daily net assets.

Georgia Municipal Bond	0.45%	First $1 billion

	0.40%	Next $1 billion
	0.35%	In excess of $2 billion	Prior to March 17, 2006, the Sentinel Capital Growth and
			Sentinel Growth Leaders Funds’ predecessors had advisory
Growth Leaders	0.90%	First $500 million	agreements with Bramwell Capital Management, Inc.
			(“Bramwell”). Under the terms of these agreements each Fund
	0.85%	Next $300 million	paid Bramwell a monthly fee at an annual rate of 1.00% of
	0.80%	Next $200 million	average daily net assets. Bramwell had contractually agreed to
	0.70%	Next $1 billion	waive fees and/or reimburse expenses so that the Bramwell
	0.60%	In excess of $2 billion	Focus Fund’s total annual operating expenses were no more
			than 1.75% until December 31, 2006.

Government Securities	0.55%	First $200 million
Short Maturity	0.50%	Next $200 million	Prior to February 1, 2006, under Advisory Agreements, the
Government			Funds listed below paid SAMI a monthly fee based on the
	0.45%	Next $600 million	annual rates shown.
	0.40%	Next $1 billion

	0.35%	In excess of $2 billion		Advisory	Average Daily Net

Mid Cap Value	0.75%	First $500 million	Sentinel Fund	Fee Rate	Assets

	0.65%	Next $300 million	High Yield Bond	0.75%	First $100 million
	0.60%	Next $200 million		0.70%	Next $100 million
	0.50%	Next $1 billion		0.65%	Next $100 million
	0.40%	In excess of $2 billion		0.60%	In excess of $300 million

U.S. Treasury Money	0.40%	First $300 million	Small Company	0.70%	First $200 million
Market	0.35%	In excess of $300 million		0.65%	Next $100 million
				0.60%	Next $100 million
Prior to May 4, 2007, the Sentinel Georgia Municipal Bond				0.55%	In excess of $400 million
and Sentinel Mid Cap Value Funds’ predecessors had advisory
agreements with Synovus Investment Advisors, Inc. (“SIA”).			For purposes of determining an advisory fee breakpoint
Under the terms of these agreements, the Funds paid SIA			for Sentinel Small Company Fund, the Fund’s assets were
annual fees equal to 0.45% of the average daily net assets for			aggregated together with Sentinel Balanced, Sentinel
the Synovus Georgia Municipal Bond Fund and 0.75% of the			International Equity and Sentinel Mid Cap Growth Funds’ assets.
average daily net assets for the Synovus Mid Cap Value Fund.
SIA had voluntarily agreed to waive fees and/or reimburse			Prior to December 19, 2005, under Advisory Agreements, the
expenses so that the annual operating expenses were no			Funds listed below paid SAMI a monthly fee based on the
more than 1.00% for the Synovus Georgia Municipal Bond			annual rates shown.
Fund Institutional Class shares, 1.25% for the Synovus Georgia
Municipal Bond Fund Class A shares, 1.10% for the Synovus
Mid Cap Value Fund Institutional Class shares, 1.35% for the
Synovus Mid Cap Value Fund Class A shares and 2.10% for

Notes to Financial Statements

(Continued)

has adopted a distribution plan for its Class D shares referred
	Advisory	Average Daily Net	to as the “D Plan”. Sentinel Short Maturity Government Fund
Sentinel Fund	Fee Rate	Assets	has adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Balanced	0.70%	First $200 million	Under the A Plans, each participating Fund pays to Sentinel
	0.65%	Next $100 million	Financial Services Company (the “Distributor”, a company in
	0.60%	Next $100 million	which SAMI and another wholly owned subsidiary of SAMI are
partners), a monthly fee at the maximum annual rate of (a)
	0.55%	In excess of $400 million	0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel
Common Stock	0.55%	All assets	Capital Growth, Sentinel Common Stock, Sentinel Conservative
Allocation, Sentinel Growth Leaders, Sentinel International
Government Securities	0.55%	First $200 million	Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value,
Sentinel Small Company and Sentinel Small/Mid Cap Funds,
	0.50%	Next $200 million	(b) 0.20% of average daily net assets relating to Class A shares
	0.45%	In excess of $400 million	outstanding in the case of the Sentinel Georgia Municipal
Bond, Sentinel Government Securities and Sentinel High Yield
International Equity	0.70%	First $200 million	Bond Funds or (c) 0.25% of average daily net assets relating to
	0.65%	Next $100 million
	0.60%	Next $100 million
	0.55%	In excess of $400 million
Class A shares outstanding in the case of the Sentinel Short
Mid Cap Growth	0.70%	First $200 million	Maturity Government Fund (was 0.35% of average daily net
	0.65%	Next $100 million	assets prior to June 1, 2006). Such fees are used to reimburse
	0.60%	Next $100 million	the Distributor for eligible expenses incurred in connection with
	0.55%	In excess of $400 million	distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.
Short Maturity	0.55%	First $200 million
Government	0.50%	Next $200 million	Under the Plan applicable to the Class B shares, the Class B
	0.45%	In excess of $400 million	shares of each of the Sentinel Balanced, Sentinel Common
Stock, Sentinel Conservative Allocation, Sentinel High Yield
Bond, Sentinel International Equity, Sentinel Mid Cap Growth
For purposes of determining an advisory fee breakpoint for			and Sentinel Small Company Funds pay to the Distributor
Sentinel Balanced, Sentinel International Equity and Sentinel			a monthly fee at an annual rate of up to a total of 1.00% of
Mid Cap Growth Funds, these Funds’ assets were aggregated			average daily net assets. Such fees are used to reimburse the
together and with Sentinel Small Company Fund’s assets.			Distributor for eligible expenses incurred in connection with
For purposes of determining the advisory fee breakpoint for			distribution and promotion of the shares and, up to 0.25%, for
Sentinel Government Securities and Sentinel Short Maturity			the servicing of shareholders of each participating Fund, which
Government Funds, these Funds’ assets were aggregated			may include recovery of the initial sales commissions paid by
together and with the Sentinel New York Tax-Free Income and			the Distributor at the time of sales of Class B shares, together
Sentinel Tax-Free Income Funds, which are no longer offered.			with the cost of financing such payments.

With respect to Sentinel Georgia Municipal Bond Fund, SAMI			Under the Plan applicable to the Class C shares, the Class
has entered into a sub-advisory agreement with GLOBALT,			C shares of each of the Sentinel Balanced, Sentinel Capital
Inc. Pursuant to such agreement, GLOBALT provides SAMI			Growth, Sentinel Common Stock, Sentinel Conservative
with a continuous investment program consistent with the			Allocation, Sentinel Government Securities, Sentinel Growth
Fund’s investment objectives and policies. SAMI compensates			Leaders, Sentinel High Yield Bond, Sentinel International Equity,
GLOBALT for the sub-advisory services.			Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel
With respect to Sentinel Mid Cap Value Fund, SAMI has			Short Maturity Government, Sentinel Small Company and
entered into a sub-advisory agreement with Steinberg Asset			Sentinel Small/Mid Cap Funds pay to the Distributor a monthly
Management, LLC. Pursuant to such agreement, Steinberg			fee at an annual rate of up to a total of 1.00% of average daily
provides SAMI with a continuous investment program consistent			net assets.
with the Fund’s investment objectives and policies. SAMI			Such fees are used to reimburse the Distributor for eligible
compensates Steinberg for the sub-advisory services.			expenses incurred in connection with distribution and
The Class A shares of all Funds (except Sentinel U.S. Treasury			promotion of the shares and, up to 0.25%, for the servicing
Money Market Fund) have adopted a distribution plan pursuant			of shareholders of each participating Fund. In the first year
to Rule 12b-1 under the 1940 Act. These distribution plans are			after the purchase, this fee is designed to recover the initial
herein referred to as the “A Plans”. Each of the Funds that offer			sales commission of 1.00% paid by the Distributor to the
Class B shares (except Sentinel U.S. Treasury Money Market			selling financial intermediary. In subsequent years, the entire
Fund) has also adopted a distribution plan applicable to its			1.00% may be paid to the financial intermediary as additional
Class B shares. These plans are herein referred to as the “B			commission and/or, up to 0.25%, for service fees.
Plans”. Each of the Funds that offer Class C shares has also			Under the Plan Applicable to Sentinel Balanced Fund Class D
adopted a Class C distribution plan applicable to its Class C			shares, these shares pay to the Distributor a monthly fee at shares referred to as the “C Plans”. Sentinel Balanced Fund

Notes to Financial Statements

(Continued)

an annual rate of up to a total of 0.75% of average daily net	attended. The Lead Independent Director is paid an additional
assets. Such fees are used to reimburse the Distributor for	$16,000 annual fee. Each member of the Audit Committee and
eligible expenses incurred in connection with distribution and	Governance Committee is also paid $2,000 for each in-person
promotion of the shares and, up to 0.25%, for the servicing of	and $500 for each telephone Committee meeting attended, and
shareholders of each participating Fund.	the chair of each Committee is paid an annual fee of $6,000.
Directors are also reimbursed for travel and other out-of-
Under the Plan Applicable to Sentinel Short Maturity	pocket expenses incurred by them in connection with attending
Government Class S shares, these shares pay to the Distributor	such meetings. Certain Directors of the Funds have chosen to
a monthly fee at an annual rate of up to a total of 0.75% of	have their fees deferred in accordance with the Funds’ deferred
average daily net assets. Such fees are used to reimburse the	compensation plan. These amounts are included in Directors’
Distributor for eligible expenses incurred in connection with	fees and expenses and deferred compensation expenses on
distribution and promotion of the shares and, up to 0.25%, for	the Statement of Operations and Statement of Assets and
the servicing of shareholders of each participating Fund. The	Liabilities, respectively.
entire distribution fee may be paid to the selling dealer.
Pursuant to an Administration Agreement with Sentinel
The Class I shares do not pay distribution fees.	Administrative Services, Inc. (“SASI”, a subsidiary of SAMI), the
Funds receive administration services and pay SASI a monthly
The Funds are not assessed distribution fees on shares owned	fee at an annual rate of 0.0375% of the first $4 billion of the
by NLV Financial Corporation and its affiliates. Where NLV	Company’s aggregate average daily net assets; 0.035% of the
Financial Corporation and its affiliates held an investment for	next $3 billion of the Company’s aggregate average daily net
the entire reporting period for this annual report, December 1,	assets and 0.0325% of the Company’s aggregate average daily
2007 to May 31, 2008, this results in overall distribution fees for	net assets in excess of $7 billion. The Funds are responsible for
that share class of less than the maximum limits involved. NLV	all charges of outside pricing services and other out-of-pocket
Financial Corporation and its affiliates had investments for the	expenses incurred by SASI in connection with the performance
entire reporting period in Sentinel Capital Growth Fund Class C,	of its duties under the Administrative Agreement.
Sentinel Government Securities Fund Class C, Sentinel Growth
Leaders Fund Class C, Sentinel Mid Cap Growth Fund Class	Pursuant to a Transfer and Dividend Disbursing Agent
C and Sentinel Short Maturity Government Fund Class C. NLV	Agreement with SASI, the Funds receive transfer agency
Financial Corporation and its affiliates also had investments	services and pay SASI an annual fee of $2,563,000, plus an
in Sentinel Small/Mid Cap Fund Classes A and C during the	amount equal to an annual rate of $15 per shareholder account
reporting period from their inception date of December 3, 2007	in excess of 106,500 accounts as of the last day of the month
to May 31, 2008. In addition, the retirement plans of the NLV	preceding the installment due date, which is paid in twelve
Financial Corporation and its affiliates receive a rebate of the	monthly installments due on the first day of each month for
12b-1 fees paid by the plans.	the preceding month. The base fee of $2,563,000 is subject to inflationary increases under certain circumstances, subject
These asset-based fees, excepting the service fee component,	to approval by the Company’s Board of Directors. The Funds
are subject to aggregate limits imposed by the Financial	may also reimburse SASI for sub-transfer agency, plan agent
Industry Regulatory Authority, Inc. (“FINRA”).	and similar fees paid by SASI to other entities who provide
The Distributor will not be reimbursed for any un-reimbursed	services to accounts underlying an omnibus account of record
eligible expenses from any other Fund, or in any future year	in accordance with policies approved by the Board of Directors.
from any of the Plans.	The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets.
The Distributor also receives a sales charge added to the net
asset value received by the Funds on the sale of Class A shares.	Fees paid to SASI under the provisions of the Administration
This compensation is not an expense of the Funds and does not	and Transfer and Dividend Disbursing Agreements for the
affect their operating results. The Distributor has advised the	period ended May 31, 2008 were $3,004,813.
Funds that it received sales charges aggregating $998,175 for	Prior to June 7, 2007, pursuant to a Fund Services Agreement
the period ended May 31, 2008. The Funds have been advised	with SASI, the Funds received administration and transfer agent
that the total distribution charges retained by the Distributor	services. The Funds paid SASI fixed fees totaling $1,052,625 per
on the sale of shares amounted to $30,330 after allowances of	year for fund accounting and financial administration services.
$472,341 to Equity Services, Inc., a subsidiary of NLV Financial	The Agreement also provided for an annual fee for transfer
Corporation, and $495,503 to other investment dealers. During	agency and shareholder relations services to the Company
this same period, the Distributor advised the Funds that it	of $2,563,000 plus amounts equal to annual rates of $15 per
received $22,936 in contingent deferred sales charges from	shareholder account in excess of 106,500 as of the last day of
certain redemptions of Class A shares, $166,369 in contingent	the month preceding the installment due date. Each Fund was
deferred sales charges from redemptions of Class B shares,	also responsible for certain out-of-pocket expenses and the
$19,829 in contingent deferred sales charges from redemptions	fixed fees were subject to inflationary increases to the extent
of Class C shares, $14,141 in contingent deferred sales charges	approved by the Board.
from redemptions of Class D shares and no contingent deferred
sales charges from redemptions of Class I or S shares.	Prior to May 4, 2007, the Sentinel Georgia Municipal Bond and
Sentinel Mid Cap Value Funds’ predecessors had in effect an
Each Director who is not an affiliate of SAMI receives an annual	Administration Agreement under which the Administrator, SEI
fee from the Company of $30,000 plus $2,500 for each meeting

Notes to Financial Statements

(Continued)

Investments Global Funds Services, provided management and		(4) Investment Transactions:
administrative services to the Funds for an annual fee equal		Purchases and sales of investment securities (excluding short
to the higher of $100,000 per Fund plus $15,000 per class or		term obligations) for the period from December 1, 2007 through
that portion of each Fund’s allocable share of the Funds’ fee		May 31, 2008 were as follows:
calculated as follows: 0.15% of the first $250 million, 0.125%
of the next $250 million and 0.10% of any amount above $500			Purchases		Sale of
million of the Funds’ average daily net assets. For purposes			of other	Purchases	other
of making the Funds’ administrative services fee calculation,			than U.S.	of U.S.	than U.S.	Sale of U.S.
the average daily net assets of the Synovus Intermediate-			Government	Government	Government	Government
			direct and	direct and	direct and	direct and
Term Bond Fund and Synovus Large Cap Core Equity were		Sentinel	agency	agency	agency	agency
aggregated with the average daily net assets of the Synovus		Fund	obligations	obligations	obligations	obligations

Georgia Municipal Bond Fund and Synovus Mid Cap Value Fund.		Balanced	$19,173,497	117,731,241	15,945,276	$132,368,449

SAMI and/or an affiliate had contractually agreed to waive		Capital	17,330,056	–	23,104,423	–
fees and/or reimburse expenses so that the total annual fund		Growth

operating expenses of the Class A shares of the Common		Common	95,703,742	–	112,481,719	–
Stock Fund would be no more than 1.10% until December 19,		Stock

2007, and the Class A shares of each of the Capital Growth		Conservative	2,230,901	90,666,756	2,359,066	91,353,345
and Growth Leaders Funds would be no more than 1.75%		Allocation

until March 17, 2008. These contractual fee waivers expired		Georgia	549,230	–	2,893,375	–
on December 19, 2007 and March 17, 2008, respectively. SAMI		Municipal
and/or its affiliates had voluntarily agreed to waive fees and/		Bond

or reimburse expenses so that the total annual fund operating		Government	–	966,752,539	–	915,090,494
expenses of the Class A shares of Growth Leaders Fund would		Securities

not exceed 1.45%. This voluntary waiver was terminated on
March 28, 2008 and replaced with a contractual agreement		Leaders Growth	6,484,793	–	3,569,537	–

waiving fees and/or reimbursing expenses so that the total
annual expenses of the Class A shares of the Growth Leaders		High Yield	2,954,262	–	11,243,925	–

Fund will be no more than 1.45% until March 28, 2009. The		Bond

Class B, Class C and Class I shares of these Funds, where		International	48,828,981	–	62,964,519	–

applicable, have and will benefit from these arrangements		Equity

to the extent SAMI waives its advisory fees to meet these		Mid Cap	63,706,331	–	72,342,712	–
commitments.		Growth

		Mid Cap	67,984,292	–	33,983,108	–
For the period ended May 31, 2008, the total amount		Value

reimbursable to Growth Leaders Class A was $20,405, Growth		Short	–	89,074,816	–	67,481,441
Leaders Class C $1,853 and Growth Leaders Class I $275.		Maturity
		Government

As of May 31, 2008, NLV Financial Corporation and its affiliates
held ownership in the Funds as follows:		Company Small	321,677,581	-	372,779,244	–

	Approximate	Small/Mid	12,828,288	-	2,303,077	-
Sentinel Fund	% Ownership	Cap

Balanced - Class I	6.5%	(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

Capital Growth - Class C	4.6%

Capital Growth - Class I	5.5%

Government Securities - Class C	1.1%

Growth Leaders - Class C	3.0%

Growth Leaders - Class I	100.0%	For Federal income tax purposes, the Company had capital loss
		carry forwards at November 30, 2007 as follows:
International Equity - Class I	2.0%
						Expiring on
Mid Cap Growth - Class C	3.0%	Fund			11/30

Mid Cap Growth - Class I	2.9%	Sentinel Capital Growth		$5,785,884	2009

Short Maturity Government - Class C	14.6%			546,534	2010

Short Maturity Government - Class S	0.0%*			549,435	2012

Small/Mid Cap - Class A	73.9%			1,810,397	2013

Small/Mid Cap - Class C	99.9%	Total		$8,692,250**

Small/Mid Cap - Class I	100.0%	Sentinel Government Securities		$4,813,338	2013

*Ownership percentage represents less than 0.05%				2,869,898	2014
		Total		$7,683,236**

Notes to Financial Statements

(Continued)

		Expiring on	(5) Fund shares
Fund		11/30	At May 31, 2008, 2.94 billion shares of one cent par value were
			authorized as follows:
Sentinel High Yield Bond	$5,444,251	2008
			Class A shares	Authorized shares
	11,485,809	2009	Balanced	40,000,000
	2,122,093	2010	Capital Growth	40,000,000
			Common Stock	75,000,000
	176,203	2014	Conservative Allocation	20,000,000
Total	$19,228,356		Georgia Municipal Bond	40,000,000
			Government Securities	90,000,000
Sentinel Mid Cap Growth	$15,188,965	2010	Growth Leaders	20,000,000
	$748,798	2008	High Yield Bond	30,000,000
Sentinel Short Maturity			International Equity	20,000,000
Government	1,372,649	2010	Mid Cap Growth	45,000,000
			Mid Cap Value	40,000,000
	9,464,512	2011	Short Maturity Government	70,000,000
	5,073,636	2012	Small Company	300,000,000
			Small/Mid Cap	40,000,000
	4,694,622	2013	Sustainable Core Opportunities	40,000,000
	4,202,997	2014	Sustainable Emerging Companies	40,000,000
			U.S. Treasury Money Market	750,000,000
	916,192	2015		1,700,000,000

Total	$26,473,406		Class B shares
			Balanced	20,000,000
**Utilization of these losses in future years may be limited under			Common Stock	20,000,000
Federal tax laws			Conservative Allocation	10,000,000
			High Yield Bond	20,000,000
			International Equity	20,000,000
During the year ended November 30, 2007, the Funds utilized			Mid Cap Growth	20,000,000
capital losses as follows:			Small Company	40,000,000
			U.S. Treasury Money Market	100,000,000
Sentinel Fund	Capital Losses Utilized			250,000,000

Capital Growth	$ 1,941,838		Class C shares
			Balanced	10,000,000
Government Securities	1 ,262,947		Capital Growth	40,000,000
			Common Stock	10,000,000
Growth Leaders		258,400	Conservative Allocation	10,000,000
High Yield Bond		921,383	Government Securities	20,000,000
			Growth Leaders	20,000,000
Mid Cap Growth	15,279,935		High Yield Bond	10,000,000
			International Equity	10,000,000
It is unlikely that a capital gains distribution will be paid to			Mid Cap Growth	30,000,000
shareholders of the Funds until net gains have been realized in			Mid Cap Value	40,000,000
excess of such capital loss carry forwards or the carry forwards			Short Maturity Government	20,000,000
expire. The following Funds had capital loss carry forwards			Small Company	40,000,000
			Small/Mid Cap	40,000,000
expire last fiscal year:			Sustainable Core Opportunities	40,000,000
Sentinel Fund	Capital Losses Expired		Sustainable Emerging Companies	40,000,000
				380,000,000
Capital Growth	$ 24,272,723		Class D shares
Government Securities	2,599,884		Balanced	20,000,000
			Class I shares
Short Maturity Government	1,566,785		Balanced	40,000,000
			Capital Growth	40,000,000
			Common Stock	40,000,000
			Georgia Municipal Bond	40,000,000
			Government Securities	40,000,000
			Growth Leaders	40,000,000
			International Equity	40,000,000
			Mid Cap Growth	40,000,000
			Mid Cap Value	40,000,000
			Small Company	40,000,000
			Small/Mid Cap	40,000,000
			Sustainable Core Opportunities	40,000,000
			Sustainable Emerging Companies	40,000,000
				520,000,000
			Class S shares
			Short Maturity Government	50,000,000

			Total Allocated shares	2,920,000,000
			Unallocated shares	20,000,000

Notes to Financial Statements

(Continued)

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

			Shares issued
		Shares issued	in reinvestment		Net increase
		in Fund	of dividends and		(decrease) in
Fiscal Period Ended 5/31/08	Shares Sold	Reorganizations	distributions	Shares reacquired	shares outstanding

Balanced- A	723,762	664,242	940,085	1,284,320	1,043,769
Balanced- B	35,530	–	58,879	197,205	(102,796)
Balanced- C	57,899	–	27,203	53,071	32,031
Balanced- D	105	–	42,003	44,382	(2,274)
Balanced- I	21,725	–	14,083	22,353	13,455
Capital Growth- A	315,776	–	589,183	1,038,696	(133,737)
Capital Growth- C	20,639	–	10,415	14,819	16,235
Capital Growth- I	18,108	–	17,519	28,978	6,649
Common Stock- A	959,049	–	1,572,136	2,135,300	395,885
Common Stock- B	17,348	–	52,076	236,758	(167,334)
Common Stock- C	78,911	–	28,101	66,446	40,566
Common Stock- I	1,022,533	–	52,349	419,086	655,796
Conservative Allocation- A	601,495	–	73,842	541,443	133,894
Conservative Allocation- B	67,419	–	17,402	124,300	(39,479)
Conservative Allocation- C	99,447	–	11,130	80,276	30,301
Georgia Municipal Bond- A	695	–	468	25,119	(23,956)
Georgia Municipal Bond- I	45,210	–	180	182,264	(136,874)
Government Securities- A	6,643,335	4,196,675	494,090	4,309,778	7,024,322
Government Securities- C	459,300	–	5,157	45,079	419,378
Government Securities- I	1,600,011	–	22,598	1,352,084	270,525
Growth Leaders- A	476,939	–	30,033	211,746	295,226
Growth Leaders- C	43,491	–	1,481	15,463	29,509
Growth Leaders- I	-	–	–	–	–
High Yield Bond- A	462,695	–	115,179	852,906	(275,032)
High Yield Bond- B	28,561	–	19,575	279,548	(231,412)
High Yield Bond- C	27,572	–	13,919	146,824	(105,333)
International Equity- A	529,477	4,273,881	656,674	1,186,864	4,273,168
International Equity- B	17,759	–	46,608	112,602	(48,235)
International Equity- C	36,098	–	29,920	44,514	21,504
International Equity- I	46,264	101,393	47,027	56,340	138,344
Mid Cap Growth- A	621,623	–	–	813,044	(191,421)
Mid Cap Growth- B	9,545	–	–	126,858	(117,313)
Mid Cap Growth- C	26,328	–	–	37,358	(11,030)
Mid Cap Growth- I	20,687	–	–	38,434	(17,747)
Mid Cap Value- A	2,993,315	–	159,031	342,823	2,809,523
Mid Cap Value- C	658,522	–	92,257	104,610	646,169
Mid Cap Value- I	813,952	–	269,174	630,960	452,166
Short Maturity Government- A	2,447,968	–	297,644	3,105,340	(359,728)
Short Maturity Government- C	51,176	–	227	21,061	30,342
Short Maturity Government- S	2,288,660	–	30,679	162,169	2,157,170
Small Company- A	21,181,922	–	15,047,122	22,494,355	13,734,689
Small Company- B	81,181	–	2,249,012	3,808,040	(1,477,847)
Small Company- C	2,578,768	–	2,759,347	3,022,903	2,315,212
Small Company- I	1,185,045	–	185,302	729,194	641,153
Small/Mid Cap- A*	203,046	–	–	67	202,979
Small/Mid Cap- C*	150,221	–	–	–	150,221
Small/Mid Cap- I*	200,000	–	–	–	200,000
U.S. Treasury Money Market- A	34,241,229	81,925,786	474,764	40,792,898	75,848,881
U.S. Treasury Money Market- B	1,968,902	–	13,891	1,063,468	919,325

* Commenced operations December 3, 2007. 77

Notes to Financial Statements

(Continued)

			Shares issued
		Shares issued	in reinvestment		Net increase
		in Fund	of dividends and		(decrease) in
Fiscal Period Ended 11/30/07	shares Sold	Reorganizations	distributions	Shares reacquired	Shares outstanding

Balanced - A	1,717,060	–	579,584	2,860,984	(564,340)
Balanced - B	44,742	–	41,473	486,095	(399,880)
Balanced - C	91,951	–	13,106	95,546	9,511
Balanced - D	413	–	27,216	695,184	(667,555)
Balanced - I	196,237		–	2,889	193,348
Capital Growth – A	604,452	3,511,655	360,551	2,139,026	2,337,632
Capital Growth – C	35,692	124,102	370	20,353	139,811
Capital Growth – I	220,454	–	–	6,018	214,436
Common Stock - A	2,117,495	30,899	1,402,768	5,295,514	(1,744,352)
Common Stock - B	39,435	–	59,917	537,410	(438,058)
Common Stock - C	188,299	61,962	19,291	71,654	197,898
Common Stock - I	964,638	5,496,611	4,906	789,765	5,676,390
Conservative Allocation - A	1,022,575	–	162,844	1,209,725	(24,306)
Conservative Allocation - B	58,491	–	43,026	245,754	(144,237)
Conservative Allocation - C	193,145	–	22,458	140,932	74,671
Georgia Municipal Bond - A*	–	–	89	19,573	(19,484)
Georgia Municipal Bond - I*	2,590	–	14	65,667	(63,063)
Government Securities - A	7,828,824	188,292	819,423	5,769,300	3,067,239
Government Securities - C	517,104	–	3,334	90,879	429,559
Government Securities - I	1,239,252	12,337,031	15,196	2,818,621	10,772,858
Growth Leaders – A	538,457	–	356	209,574	329,239
Growth Leaders – C	93,046	–	–	9,767	83,279
Growth Leaders – I	19,924		–	4	19,920
High Yield Bond - A	1,103,688	–	256,707	2,444,234	(1,083,839)
High Yield Bond - B	37,684	–	48,366	648,513	(562,463)
High Yield Bond - C	56,626	–	34,759	302,442	(211,057)
International Equity - A	1,645,177	–	657,178	2,396,053	(93,698)
International Equity - B	48,551	–	55,107	218,599	(114,941)
International Equity - C	144,790		21,775	55,478	111,087
International Equity - I	437,758		–	11,263	426,495
Mid Cap Growth - A	1,325,598	–	–	3,021,117	(1,695,519)
Mid Cap Growth - B	12,950	–	–	451,581	(438,631)
Mid Cap Growth - C	80,497	–	–	56,858	23,639
Mid Cap Growth - I	485,177		–	7,384	477,793
Mid Cap Value - A*	204,402		–	37,106	167,296
Mid Cap Value - C*	116,731		–	2,710	114,021
Mid Cap Value - I*	53,997		–	286,240	(232,243)
Short Maturity Government - A	3,491,166	–	683,405	8,454,299	(4,279,728)
Short Maturity Government - C	48,475	–	144	25,296	23,323
Short Maturity Government - S	166,950	–	28,745	437,075	(241,380)
Small Company - A	35,389,092	–	16,788,473	47,138,036	5,039,529
Small Company - B	112,873	–	2,814,405	5,406,517	(2,479,239)
Small Company - C	5,378,979	–	2,690,769	4,373,544	3,696,204
Small Company - I	7,054,456		–	599,151	6,455,305
U.S. Treasury Money Market - A	64,382,472	–	2,336,891	77,401,852	(10,682,489)
U.S. Treasury Money Market - B	2,554,448	–	75,282	3,015,345	(385,615)

* Period begins on November 1, 2007. The fiscal year end for the Sentinel Georgia Municipal Bond and Sentinel Mid Cap Value Funds changed from October 31st to November 30th following the October 31, 2007 Annual Report.

Notes to Financial Statements

(Continued)

			Shares issued
		Shares issued	in reinvestment		Net increase
		in Fund	of dividends and		(decrease) in
Fiscal Period Ended 10/31/07	Shares Sold	Reorganizations	distributions	Shares reacquired	Shares outstanding

Georgia Municipal Bond - A*	1,869	–	658	8,373	(5,846)
Georgia Municipal Bond - I*	248,448	–	1,134	1,189,984	(940,402)
Mid Cap Value - A**	999,679	383,877***	13,179	139,175	1,257,560
Mid Cap Value - A***.	–	–	–	261,428	(261,428)
Mid Cap Value - B**	18,094	–	22,034	31,733	8,395
Mid Cap Value - B***	–	–	–	397,041	(397,041)
Mid Cap Value - C**	198,140	–	31,711	106,250	123,601
Mid Cap Value - I**	1,154,946	259,075***	100,081	1,276,069	238,033
* Information prior to May 5, 2007 is based on the predecessor Synovus Georgia Municipal Bond Fund.
** Information prior to May 5, 2007 is based on the predecessor Synovus Mid Cap Value Fund.
*** Synovus Mid Cap Value Fund Class A shareholders were issued Sentinel Mid Cap Value Class I Shares and Synovus Mid Cap Value Class B
shareholders were issued Sentinel Mid Cap Value Class A Shares in a reorganization effective as of the close of the New York Stock Exchange on
May 4, 2007.

(6) Post Retirement Benefits
Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. At May 31, 2008 the projected obligation for such benefits had been accrued. The total liability as of May 31, 2008 is as follows:
Sentinel Fund

Balanced - A	$43,240
Common Stock - A	170,541
Government Securities - A	34,401
Mid Cap Growth - A	30,488

(7) Reorganizations
Pursuant to an Agreement and Plan of Reorganization approved by shareholders on February 13, 2008, for the Citizens Balanced
Fund and the Institutional Class shares of the Citizens Money Market Fund, and March 4, 2008, for the Citizens Global Equity Fund,
Citizens Income Fund and the Standard Class shares of the Citizens Money Market Fund, as of the close of business on April 4, 2008,
(1) Sentinel Balanced Fund acquired the assets and liabilities of Citizens Balanced Fund, (2) Sentinel Government Securities Fund
acquired the assets and liabilities of Citizens Income Fund, (3) Sentinel International Equity Fund acquired the assets and liabilities of Citizens Global Income Fund and (4) Sentinel U.S. Treasury Money Market Fund acquired the assets and liabilities of Citizens
Money Market Fund in reorganizations designed to be federal tax free in exchange for shares of Sentinel Balanced Fund, Sentinel
Government Securities Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund, respectively. The number of shares is presented in Note (5) and the value of shares issued by each of Sentinel Balanced Fund, Sentinel Government
Securities Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:
				Net Assets of	Acquired Fund
		Net Assets of	Net Assets of	Acquiring Fund	Unrealized
Acquiring Fund	Acquired Fund	Acquired Fund	Acquiring Fund	After Acquisition	Appreciation

Sentinel Balanced Fund	Citizens Balanced Fund
Class A	Standard Class	$11,292,171	$234,339,679	$245,631,850	$ 221,976
Sentinel Government	Citizens Income Fund
Securities Fund Class A	Standard Class	44,568,838	280,468,094	325,036,932	470,680
Sentinel International Equity	Citizens Global Equity
Fund Class A	Standard Class	85,605,902	138,123,871	223,729,773	13,500,816
Sentinel International Equity	Citizens Global Equity
Fund Class I	Administrative Class	1,102,452	9,441,461	11,465,276	268,042
Sentinel International Equity	Citizens Global Equity
Fund Class I	Institutional Class	921,363	9,441,461	11,465,276	(998,608)
Sentinel U.S. Treasury Money	Citizens Money Market
Market Fund Class A	Standard Class	74,275,848	58,014,917	139,940,703	-
Sentinel U.S. Treasury Money	Citizens Money Market
Market Fund Class A	Institutional Class	7,649,938	58,014,917	139,940,703	-

Notes to Financial Statements

(Continued)

Pursuant to a Plan of Reorganization approved by shareholders on March 16, 2007, as of the close of business on March 30, 2007,
Sentinel Capital Growth Fund acquired the assets and assumed the liabilities of Sentinel Capital Opportunity Fund in a tax-free reorganization in exchange for shares of the Sentinel Capital Growth Fund. The number of shares is presented in Note (5) and the value of shares issued by the Sentinel Capital Growth Fund is presented in the Statement of Changes in Net Assets and in the
schedule below. Net assets and unrealized appreciation as of the reorganization date were as follows:

				Net Assets of	Acquired Fund
		Net Assets of	Net Assets of	Acquiring Fund	Unrealized
Acquiring Fund	Acquired Fund	Acquired Fund	Acquiring Fund	After Acquisition	Appreciation

Capital Growth Fund Class A	Capital Opportunity Fund Class A	$59,124,301	$118,303,600	$185,197,347	$10,260,826
Capital Growth Fund Class A	Capital Opportunity Fund Class B	7,769,446	118,303,600	185,197,347	2,285,591
Capital Growth Fund Class C	Capital Opportunity Fund Class C	2,315,385	332,459	2,647,844	598,587

Pursuant to an Agreement and Plan of Reorganization approved by shareholders on March 15, 2007, as of the close of business on May 4, 2007, (1) Sentinel Common Stock Fund acquired the assets of Synovus Large Cap Core Equity Fund and (2) Sentinel
Government Securities Fund acquired the assets of Synovus Intermediate-Term Bond Fund in tax-free reorganizations in exchange for shares of Sentinel Common Stock Fund and Sentinel Government Securities Fund, respectively. The number of shares is presented in Note (5) and the value of shares issued by each of Sentinel Common Stock Fund and Sentinel Government Securities
Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation/
(depreciation) as of the reorganization date were as follows:

				Net Assets of	Acquired Fund
		Net Assets of	Net Assets of	Acquiring Fund	Unrealized
Acquiring Fund	Acquired Fund	Acquired Fund	Acquiring Fund	After Acquisition	Appreciation

Common Stock Fund Class A	Large Cap Core Equity Fund
	Class B	$ 1,091,395	$1,170,620,798	$1,171,712,193	$ 280,621
Common Stock Fund Class C	Large Cap Core Equity Fund
	Class C	2,132,920	17,947,838	20,080,758	668,584
Common Stock Fund Class I	Large Cap Core Equity Fund
	Class A	2,809,929	-	194,108,510	1,340,856
Common Stock Fund Class I	Large Cap Core Equity Fund
	Class I	191,298,581	-	194,108,510	44,894,719
Government Securities Fund	Intermediate-Term Bond Fund
Class A	Class A	1,215,917	219,265,605	221,197,282	(195,246)
Government Securities Fund	Intermediate-Term Bond Fund
Class A	Class B	715,760	219,265,605	221,197,282	(40,431)
Government Securities Fund	Intermediate-Term Bond Fund
Class I	Class I	126,487,938	-	126,487,938	132,386

(8) Subsequent Events
The Board of Directors has approved a proposal under which the Sentinel High Yield Bond Fund would reorganize into the Sentinel
Conservative Allocation Fund. The Board has called a Special Meeting of Shareholders to be held on September 24, 2008, at which time the shareholders of Sentinel High Yield Bond Fund will vote on the proposed reorganization. Only shareholders of record as of the close of business on July 22, 2008, the record date for the Special Meeting, will be entitled to vote at the meeting. The Fund will mail proxy materials to the shareholders of record, which will discuss the proposal in detail. These proxy materials are expected to be mailed in August 2008. If approved by shareholders, the Sentinel High Yield Bond Fund will close to new accounts and investments (other than reinvested dividends) shortly before the reorganization is consummated, which, if approved, is expected to occur in early October 2008.

Effective July 11, 2008, the Class C shares of the Sentinel Short Maturity Government Fund will be eliminated. Current shareholders of that Fund will have their shares automatically exchanged for Class A Shares of the Sentinel Short Maturity Government Fund,
maintaining the same value as the Class C shares being exchanged. Shareholders will not incur any transaction costs in accordance with this exchange.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example		Recurring Fees for Services for Employee Benefit Plans
As a shareholder of one or more of the Sentinel Funds, you		The Sentinel Destinations platform offers participant record
incur two types of costs: (1) transaction costs, including sales		keeping services to employer-sponsored retirement plans
charges (loads) on purchase payments; redemption fees; and		such as 401(k), pension or profit sharing plans. Plans using
exchange fees; and (2) ongoing costs, including management		the Sentinel Destinations platform will be subject to additional
fees; distribution and service (12b-1) fees; and other Fund		fees for the services provided. Contact your financial advisor
expenses. The example for each share class is intended to help		or Sentinel Administrative Services, Inc. for more information
you understand your ongoing costs (in dollars) of investing in		regarding Sentinel Destinations.
the Funds and to compare these costs with the ongoing costs of

investing in other mutual funds.		Hypothetical Example for Comparison Purposes
Each example is based on an investment of $1,000 invested at		The second line of each share class in the table beginning on
the beginning of the period and held for the entire period from		the next page provides information about hypothetical account
12/01/07 through 05/31/08.		values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5%
per year before expenses, which is not the actual return of the
Actual Expenses		share class. The hypothetical account values and expenses
The first line of each share class in the table beginning on the		not be used to estimate the actual ending account balance or
next page provides information about actual account values		expenses you paid for the period. You may use this information
and actual expenses. You may use the information in this		to compare the ongoing costs of investing in a specific Sentinel
line, together with the amount you invested, to estimate the		Fund share class to other funds. To do so, compare this 5%
expenses that you paid over the period. Simply divide your		hypothetical example with the 5% hypothetical examples that
account value by $1,000 (for example, an $8,600 account value		appear in the shareholder reports of the other funds. As with
divided by $1,000 = 8.6), then multiply the result by the number		actual account values and expenses, the hypothetical account
in the first line under the heading entitled “Expenses Paid from		values and expenses shown in the table do not reflect any of
12/01/07 through 05/31/08” to estimate the expenses you paid on		the recurring fees outlined above. If your account is subject to
your account during this period.		such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the
Certain Account Fees and Minimum Account Size		period should be increased before comparing these amounts
Certain participant accounts are subject to the following		the corresponding amounts for other funds.
recurring annual fees that are not included in the expenses
shown in the table. If your account was subject to these fees,		Please note that the expenses shown in the table are meant
then the actual account values at the end of the period and		highlight your ongoing costs only and do not reflect any
the actual expenses for the period will be higher. Due to the		transactional costs, such as sales charges (loads) or
expense of maintaining accounts with small balances, we		redemption fees. Therefore, the second line of the table is
reserve the right to charge an annual maintenance fee of up		useful in comparing ongoing costs only, and will not help you
to $25 to any account that has a current value less than $1,000		determine the relative total costs of owning different funds. In
and that has been open for at least 24 months. This fee will be		addition, if these transactional costs were included, your costs
deducted automatically from each participant account in June		would have been higher.
of each year unless it is prepaid.

Miscellaneous Recurring Fees
Retirement Custodial Accounts
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00

Expenses

(Unaudited)

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the financial statements and related notes.
			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/07
Sentinel Fund	Fund Class	Description	Percentage	12/01/07	05/31/08	Ratio	through 05/31/08*

Balanced
	A Shares	Actual	-0.48	$1,000.00	$995.22	1.13	$5.64
		Hypothetical+	1.94	1,000.00	1,019.35	1.13	5.70

	B Shares	Actual	-1.01	1,000.00	989.91	2.11	10.50
		Hypothetical+	1.45	1,000.00	1,014.45	2.11	10.63

	C Shares	Actual	-0.97	1,000.00	990.27	2.16	10.75
		Hypothetical+	1.42	1,000.00	1,014.20	2.16	10.88

	D Shares	Actual	-1.02	1,000.00	989.84	2.11	10.50
		Hypothetical+	1.45	1,000.00	1,014.45	2.11	10.63

	I Shares	Actual	-0.43	1,000.00	995.72	0.98	4.89
		Hypothetical+	2.01	1,000.00	1,020.10	0.98	4.95

Capital Growth
	A Shares	Actual	1.83	$1,000.00	1,018.34	1.31	6.61
		Hypothetical+	1.85	1,000.00	1,018.45	1.31	6.61

	C Shares	Actual	0.98	1,000.00	1,009.84	2.98	14.97
		Hypothetical+	1.01	1,000.00	1,010.10	2.98	14.98

	I Shares	Actual	1.98	1,000.00	1,019.85	1.17	5.91
		Hypothetical+	1.92	1,000.00	1,019.15	1.17	5.91

Common Stock
	A Shares	Actual	-1.67	$1,000.00	983.27	1.12	5.55
		Hypothetical+	1.94	1,000.00	1,019.40	1.12	5.65

	B Shares	Actual	-2.20	1,000.00	978.04	2.16	10.68
		Hypothetical+	1.42	1,000.00	1,014.20	2.16	10.88

	C Shares	Actual	-2.14	1,000.00	978.60	2.03	10.04
		Hypothetical+	1.48	1,000.00	1,014.85	2.03	10.23

	I Shares	Actual	-1.48	1,000.00	985.18	0.71	3.52
		Hypothetical+	2.14	1,000.00	1,021.45	0.71	3.59

Conservative Allocation
	A Shares	Actual	1.07	$1,000.00	1,010.71	1.20	6.03
		Hypothetical+	1.90	1,000.00	1,019.00	1.20	6.06

	B Shares	Actual	0.55	1,000.00	1,005.52	2.13	10.68
		Hypothetical+	1.44	1,000.00	1,014.35	2.13	10.73

	C Shares	Actual	0.65	1,000.00	1,006.54	2.01	10.08
		Hypothetical+	1.50	1,000.00	1,014.95	2.01	10.13

Georgia Municipal Bond
	A Shares	Actual	0.59	$1,000.00	1,005.95	2.32	11.63
		Hypothetical+	1.34	1,000.00	1,013.40	2.32	11.68

	I Shares	Actual	1.83	1,000.00	1,018.32	0.70	3.53
		Hypothetical+	2.15	1,000.00	1,021.50	0.70	3.54

Government Securities
	A Shares	Actual	2.88	$1,000.00	1,028.85	0.97	4.92
		Hypothetical+	2.01	1,000.00	1,020.15	0.97	4.90

	C Shares	Actual	2.46	1,000.00	1,024.58	1.88	9.52
		Hypothetical+	1.56	1,000.00	1,015.60	1.88	9.47

	I Shares	Actual	3.06	1,000.00	1,030.60	0.60	3.05
		Hypothetical+	2.20	1,000.00	1,022.00	0.60	3.03

Growth Leaders
	A Shares	Actual	5.13	$1,000.00	1,051.28	1.45	7.44
		Hypothetical+	1.77	1,000.00	1,017.75	1.45	7.31

	C Shares	Actual	4.03	1,000.00	1,040.25	3.61	18.41
		Hypothetical+	0.70	1,000.00	1,006.95	3.61	18.11

	I Shares	Actual	3.41	1,000.00	1,034.15	4.74	24.10
		Hypothetical+	0.13	1,000.00	1,001.30	4.74	23.72

High Yield Bond
	A Shares	Actual	1.86	$1,000.00	1,018.56	1.31	6.61
		Hypothetical+	1.85	1,000.00	1,018.45	1.31	6.61

	B Shares	Actual	1.37	1,000.00	1,013.74	2.23	11.23
		Hypothetical+	1.38	1,000.00	1,013.85	2.23	11.23

	C Shares	Actual	1.28	1,000.00	1,012.76	2.52	12.68
		Hypothetical+	1.24	1,000.00	1,012.40	2.52	12.68

Expenses

(Continued)

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/07
Sentinel Fund	Fund Class	Description	Percentage	12/01/07	05/31/08	Ratio	through 05/31/08*

International Equity
	A Shares	Actual	-4.06	$1,000.00	$959.42	1.40	$6.86
		Hypothetical+	1.80	1,000.00	1,018.00	1.40	7.06

	B Shares	Actual	-4.54	1,000.00	954.59	2.49	12.17
		Hypothetical+	1.26	1,000.00	1,012.55	2.49	12.53

	C Shares	Actual	-4.54	1,000.00	954.61	2.39	11.68
		Hypothetical+	1.30	1,000.00	1,013.05	2.39	12.03

	I Shares	Actual	-3.91	1,000.00	960.87	1.00	4.90
		Hypothetical+	2.00	1,000.00	1,020.00	1.00	5.05

Mid Cap Growth
	A Shares	Actual	1.98	$1,000.00	1,019.84	1.42	7.17
		Hypothetical+	1.79	1,000.00	1,017.90	1.42	7.16

	B Shares	Actual	1.36	1,000.00	1,013.63	2.66	13.39
		Hypothetical+	1.17	1,000.00	1,011.70	2.66	13.38

	C Shares	Actual	1.35	1,000.00	1,013.47	2.64	13.29
		Hypothetical+	1.18	1,000.00	1,011.80	2.64	13.28

	I Shares	Actual	2.18	1,000.00	1,021.84	0.95	4.80
		Hypothetical+	2.03	1,000.00	1,020.25	0.95	4.80

Mid Cap Value
	A Shares	Actual	3.38	$1,000.00	1,033.78	1.46	7.42
		Hypothetical+	1.77	1,000.00	1,017.70	1.46	7.36

	C Shares	Actual	2.97	1,000.00	1,029.68	2.32	11.77
		Hypothetical+	1.34	1,000.00	1,013.40	2.32	11.68

	I Shares	Actual	3.63	1,000.00	1,036.30	0.93	4.73
		Hypothetical+	2.04	1,000.00	1,020.35	0.93	4.70

Short Maturity Government
	A Shares	Actual	2.37	$1,000.00	1,023.72	1.06	5.36
		Hypothetical+	1.97	1,000.00	1,019.70	1.06	5.35

	C Shares	Actual	0.57	1,000.00	1,005.65	4.46	22.36
		Hypothetical+	0.27	1,000.00	1,002.70	4.46	22.33

	S Shares	Actual	2.13	1,000.00	1,021.35	1.49	7.53
		Hypothetical+	1.76	1,000.00	1,017.55	1.49	7.52

Small Company
	A Shares	Actual	-2.19	$1,000.00	978.07	1.17	5.79
		Hypothetical+	1.92	1,000.00	1,019.15	1.17	5.91

	B Shares	Actual	-2.69	1,000.00	973.14	2.06	10.16
		Hypothetical+	1.47	1,000.00	1,014.70	2.06	10.38

	C Shares	Actual	-2.67	1,000.00	973.35	1.95	9.62
		Hypothetical+	1.52	1,000.00	1,015.25	1.95	9.82

	I Shares	Actual	-2.07	1,000.00	979.31	0.90	4.45
		Hypothetical+	2.05	1,000.00	1,020.50	0.90	4.55

Small/Mid Cap* *
	A Shares	Actual	-0.45	$1,000.00	995.50	1.35	6.66
		Hypothetical+	1.83	1,000.00	1,018.25	1.35	6.81

	C Shares	Actual	-0.60	1,000.00	994.00	1.53	7.54
		Hypothetical+	1.74	1,000.00	1,017.35	1.53	7.72

	I Shares	Actual	-0.35	1,000.00	996.50	0.94	4.64
		Hypothetical+	2.03	1,000.00	1,020.30	0.94	4.75

U.S. Treasury Money Market
	A Shares	Actual	0.75	$1,000.00	1,007.49	0.92	4.62
		Hypothetical+	2.04	1,000.00	1,020.40	0.92	4.65

	B Shares	Actual	0.57	1,000.00	1,005.68	1.28	6.42
		Hypothetical+	1.86	1,000.00	1,018.60	1.28	6.46

*Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)/365(or 366).

**Commenced operations December 3, 2007.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

Information and Services for Shareholders

Portfolio Proxy Voting Guidelines and		To transfer money periodically from your checking or savings
Voting Record		account into any Sentinel Fund:
Sentinel Funds portfolio proxy voting guidelines, and
information on how the Funds voted proxies relating to		• Decide how much you would like to transfer. You may open
portfolio securities during the most recent 12-month period		an Automatic Investment Plan account with as little as $50
ended June 30th, are available without charge on-line at www.		as long as you reach a minimum balance of $1,000 within
sentinelinvestments.com and at www.sec.gov, or by calling		two years. (Sentinel Conservative Allocation Fund Automatic
1-800-282-FUND (3863).		Investment Plan minimums: $100. Special requirements
apply to Class S shares of Sentinel Short Maturity
Government Fund. See the prospectus.)
Availability of Quarterly Schedule of Investments
Each Fund files its complete schedule of portfolio holdings with		• Decide the frequency of your investment
the Securities and Exchange Commission for the first and third
quarters of each fiscal year on Form N-Q. The Funds’ Forms		• Shares will be purchased on or about the 5th of the month
N-Q are available on the SEC’s website at www.sec.gov and		unless otherwise specified. You will receive a confirmation of
may be reviewed and copied at the SEC’s Public Reference		your automated transactions quarterly by mail.
Room in Washington, D.C. (Call 1-800-SEC-0330 for more		• You can also choose to have the amount of your Automatic
information.)		Investment Plan investments increase by any percentage
or dollar amount you specify. Increases can occur annually,
How to contact Sentinel		semiannually, quarterly or monthly. Changes to the Plan may
By telephone. Getting in touch with Sentinel Administrative		be made over the phone.
Services, Inc. (“Sentinel”) is as easy as making a telephone call,
or going on the internet.		There is no charge for these services.

You can contact Sentinel 24 hours a day by calling 1-800-282-		To dollar cost average
FUND (3863). During normal Eastern Time business hours you		When you transfer the same dollar amount through the
may choose to speak with an Investor services representative,		Automatic Investment Plan on a regular basis, you “dollar cost
or access OnCall 24, Sentinel’s account interaction service.		average.” This means you buy more shares when prices are
low and fewer when prices are high. Assuming you continue
The OnCall 24 menu provides quick, easy voice response or		the program over time, this can reduce your average cost
telephone keypad access to a broad selection of Sentinel’s most		per share. Dollar cost averaging does not guarantee a profit
important information and services any time of the day or night.		or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less
Over the internet		than their cost, a loss may be incurred. That’s why you should
If you prefer, you may access Sentinel service and account		consider your ability to continue such a program through
information on the internet at www.sentinelinvestments.com.		periods of declining markets. To establish a dollar cost
You’ll find complete information about Sentinel products,		averaging plan:
services, performance and prices.
• Complete the Electronic Funds Transfer section of the
By mail		Application and select your frequency of investment.
Please be sure to include your name, address, account number
and all other pertinent information. Mail your inquiry to the		• Allow at least one month for your first transfer to be made.
Sentinel Funds at these addresses:
Postal Deliveries:	Express Deliveries:	To invest by telephone
Sentinel Funds	Sentinel Funds	The Telephone Investment Service enables you to move money
directly from your bank account to a Sentinel fund of your
P.O. Box 1499	One National Life Drive	choice, automatically and at no charge. To have access to the
Montpelier, VT 05601-1499	Montpelier, VT 05601	Telephone Investment Service:

How to invest		• Complete the Telephone Investment Service section of the
To open a new account. Complete the application in the		Application.
prospectus which also contains additional information about the		• You may use the Telephone Investment Service to transfer
Funds.		any amount from $50 to $50,000. Just call Sentinel.

To add shares		To invest on the internet
You may add shares to the same fund you own by sending a		To invest with Sentinel over the internet, simply access your
check payable to the Sentinel Funds directly to Sentinel.		account on our website at www.sentinelinvestments.com and

To invest automatically		follow the easy instructions you’ll find there.
Sentinel offers a number of ways to invest automatically.

Information and Services for Shareholders

(Continued)

The Government Direct Deposit Privilege	To make Systematic Exchanges
The Government Direct Deposit Privilege enables you to	You may ask to have shares liquidated in one Sentinel Fund and
purchase Fund shares automatically via direct deposit of your	purchased in one or more other Sentinel Funds automatically
federal salary, Social Security or certain veterans, military	every month. There is no charge for this service, and accounts
or other payments from the federal government. You may	need not be identically registered.
choose to deposit any amount from these payments (minimum
of $50.00). To enroll you must complete and return a Direct
Deposit Sign-Up Form to Sentinel for each type of payment	How to make changes
to be deposited. Contact Sentinel or the appropriate federal	Registration
agency for forms. Note that death or legal incapacity will	Call Sentinel for instructions.
terminate participation, and that should you wish to terminate
participation you’ll need to provide written notification to the	Address
appropriate federal agency	Call Sentinel – or complete the address change section on the back of your account statement and return in the post paid
Payroll Savings Plan	return envelope. You may also change your address over the
The Payroll Savings Plan enables you to purchase Fund shares	internet at www.sentinelinvestments.com.
automatically on a regular basis (minimum of $50.00 per
transaction). Depending upon your employer’s direct deposit	The Reinstatement Privilege
program, you may have part or all of your paycheck invested	If you redeem shares, or receive a dividend or capital gain
in your existing Sentinel account electronically through the	distribution in cash and later want to reinvest that same
Automated Clearing House system each pay period. To begin	amount, you may do so within 90 days at no sales charge.
you’ll need to file an authorization form, available from Sentinel,
with your employer’s payroll department. Note that you may	How to redeem shares
change amounts or cancel the Plan only by written notification
to your employer.	By telephone
Call Sentinel before the close of business on any day the New
York Stock Exchange is open to redeem shares at that day’s
How to exchange shares among Sentinel Funds	closing net asset value.
To make a telephone exchange
Call Sentinel before the close of business on any day the New	To redeem on the internet
York Stock Exchange is open, to receive the net asset value	To redeem shares over the internet, simply access your account
(share price with no sales charge) at the close of that business	on our website at www.sentinelinvestments.com and follow
day.	the easy instructions you’ll find there. Note that all transaction requests made in good order after the close of business on any
• There is no charge for telephone exchanges. The minimum	day the New York Stock Exchange is open will reflect prices at
transaction is $1,000 unless exchanging to a Fund you already	the close of the next business day.
own.
By Systematic Withdrawal Plan
• No sales charge applies, except when new shares are	A Systematic Withdrawal Plan (SWP) allows you to specify
exchanged from the U.S. Treasury Money Market Fund to	an amount or a percentage to be mailed to you regularly or
another Sentinel Fund.	deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S.
• New assets must remain in an account for a minimum of 15	Treasury Money Market Fund).
or 30 days before they can be exchanged to another fund.
Refer to the Prospectus for short term trading restrictions.	• Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds
• Accounts must be identically registered.	the fund’s growth rate, withdrawals may deplete principal.
Redemptions may reduce or even eventually exhaust your
To exchange on the internet	account.
To exchange shares over the internet, simply access your
account on our website at www.sentinelinvestments.com and	• For retirement accounts for which Sentinel is agent for the
follow the easy instructions you’ll find there. Note that all	custodian, Systematic Withdrawal Plans based on a life
transaction requests made after the close of business on any	expectancy or fixed percentage are available.
day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange
Explain the exchange you would like to make in writing and
mail it to Sentinel. The exchange will take place on the day your request is received in good order.

Other services, features and information	Get electronic delivery of Fund documents with
Class I shares. Class I Shares are only available to eligible	e-Delivery.
investors. In addition, not all of the account and investment	Choosing e-Delivery will enable you to receive fund documents
options described here are available for Class I Shares. Refer	electronically via email – and help reduce the paper usage,
to the Class I Shares prospectus or call Sentinel for more	printing and postage costs which contribute to overall Fund
information about Class I Shares.	expenses. You will also receive your Sentinel Fund documents earlier than you would by mail. You will be notified by email
Automatic reinvestment	when the items you’ve selected for e-Delivery are available. To
Dividends and/or capital gains may be automatically reinvested	enroll, log onto www.sentinelinvestments.com, go to “Sign up
at net asset value (share price with no sales charge) in	for eDelivery” on the right-hand side of the page and follow the
additional shares of the same fund or in the same class of	prompts. Or, call Sentinel at 1-800-282-3863.
another Sentinel Fund.

Distributions	Transacting Through an Intermediary
You may receive distributions in cash (check), or have them	If you transact through an intermediary, you must follow the
deposited directly to your bank account.	intermediary’s procedures for transacting in the Funds. The
intermediary may have different procedures, account options
Retirement accounts	and/or transactional fees from those described here.
Most Sentinel funds may be used as investment vehicles for
your tax-deferred retirement plan. For an application and	Would you like to send a confidential comment to
custodial agreement, call your financial advisor or Sentinel.	the Sentinel Funds Chief Compliance Officer?
Sentinel as agent provides for the following types of accounts	Go to www.sentinelinvestments.com, choose the “Contact
invested in the Sentinel Funds:	Us” tab near the top of the page, then click on the phrase
• Individual Retirement Accounts (IRAs)	“Confidential Comment” located above the contact information
• SIMPLE IRAs	box and follow the prompts.
• 403(b)(7) Plans
• Roth IRAs
• Roth Conversion IRAs
• Coverdell ESA
• SEP IRAs

Confirmations
Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements
The Portfolio Statement consolidates all accounts with the
same Tax Identification Number (TIN) and ZIP code. Other
shareholder accounts may be added upon request.

• You will receive your Portfolio Statement quarterly

• You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements
Average cost basis statements are available for certain types of accounts. Call Sentinel for information.

Calculating the value of your account
Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund’s net asset value (NAV) by the number of shares you own. Your
Fund’s NAV will be found under the Mutual Fund heading in the
Financial section of most major daily newspapers. If you prefer, you can also call Sentinel for your account balance information.

Board Approval of Investment Advisory Agreements

Sentinel Group Funds, Inc. has entered into an Advisory	Profitability
Agreement with Sentinel Asset Management, Inc. (“Advisor”)	The Board reviewed information prepared by the Advisor
for its series fund, Small/Mid Cap Fund (“Fund”). The Advisory	regarding the pro forma profitability of the Advisor of its
Agreement was reviewed and approved by the Board, including	advisory relationship with the Fund. After reviewing these and
by the Directors who are not interested persons of the Fund as	related factors, the Board concluded, within the context of its
defined in the Investment Company Act of 1940, as amended,	overall conclusions regarding the Advisory Agreement, that the
(“Independent Directors”), on June 7, 2007.	profitability of the Advisor was not inconsistent with industry data.
The Board’s approval was based on its consideration of the
advisory-related services to be provided by the Advisor and	Economies of Scale
its affiliates and the personnel to provide these services. In	The Board considered whether there would be economies
reaching its determinations, the Board considered all factors	of scale with respect to the management of the Fund, and
it believed relevant, including the nature, extent and quality of	whether the Fund would appropriately benefit from any
services to be rendered by the Advisor and its affiliates; revenue	available economies of scale. The Board noted that the Fund
to be received by the Advisor and its affiliates from the Fund;	would be subject to an advisory fee breakpoint schedule.
the costs to be borne by, and pro forma profitability of, the
Advisor and its affiliates in providing services to the Fund; Fund	After reviewing these and related factors, the Board concluded,
advisory fees and Class A share expenses as compared to those	within the context of its overall conclusions regarding the
of similar mutual funds not managed by the Advisor; the extent	Advisory Agreement, that the Fund would appropriately
to which economies of scale would be realized as the Fund	participate in economies of scale.
grows and whether fee levels reflect these economies of scale
for the benefit of investors; the Advisor’s policies and practices	Conclusion
regarding execution of portfolio transactions of the Fund,	The Board, including a majority of the Independent Directors,
including the extent to which the Advisor may benefit from soft	approved the Advisory Agreement for the Small/Mid Cap Fund .
dollar arrangements; indirect benefits that the Advisor and
its affiliates may receive from their relationships to the Fund;
the professional experience and qualifications of the Fund’s portfolio managers; and the terms of the Advisory Agreement.

Advisor Personnel and Investment Process
The Board considered the Fund would be co-managed by the
portfolio managers who manage the Small Company Fund.
The Board determined the portfolio managers were well
qualified to manage the Fund.

Advisory Fees and Expenses
The Board reviewed the Fund’s pro forma expense ratio
compared to those of other funds in its Morningstar peer group.
The Board noted (1) the advisory fee for the Fund was subject to a breakpoint schedule and (2) the Fund ranked in the top half of
(indicating lower expenses than) those Morningstar peers with respect to advisory fees and net expenses.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions regarding the
Advisory Agreement, that the pro forma fees and expenses of
the Fund supported the approval of the Advisory Agreement.

Directors

The same 10 persons serve as Directors of Sentinel Group Funds, Inc Their names and other information about the nine independent Directors are set forth below.

	Position and	Principal Occupation(s)
Name, Address, Age	Length of Time Served*	During Past Five Years	Public Directorships

John D. Feerick (71)	Director, since 1984	Fordham University School of Law – Professor	Wyeth
140 West 62nd Street		of Law since 1982; Dean, from 1982 to 2002;	(a pharmaceutical
New York, New York 10023		NYS Commission on Judicial Elections,	company) – Director,
		2003-2007; Special Master of Family	since 1987; Emglom
		Homelessness in NYC – from 2003 to 2005;	Health (holding
		Judicial Referee on School Funding – 2004 to	company of GHI and
		2005; American Arbitration Association, past	HIP) – Director and
		Chairman of the Board	member of the Audit
Committee, since
2006; New York State
Commission on Public
Integrity – since 2007

Keniston P. Merrill (71)	Director, since 1987;	Retired – Formerly Advisor Chair and Chief	None
National Life Drive	Chair, 1990-1997	Executive Officer
Montpelier, Vermont 05604

Deborah G. Miller (58)	Director, since 1995	Enterprise Catalyst Group (a management	Libby Glass – Director,
National Life Drive		consulting firm ) - Chief Executive Officer,	since 2003; Wittenberg
Montpelier, Vermont 05604		since 2003; Ascendent Systems (a voice and	University – Director
		messaging systems company) - Chief Executive	since 1998
Officer, from 2005 until 2007; iCEO LLC (an
employment agency ) – Chief Executive Officer
2000 to 2003

John Raisian, Ph.D. (58)	Director, since 1996	Hoover Institution at Stanford University –	None
Hoover Institution		Economist, since 1986
Stanford University
Serra and Galvez Streets
Stanford, CA 94305-6010

Nancy L. Rose (49)	Director, since 2003	Massachusetts Institute of Technology –	CRA International, Inc.
National Life Drive		Professor of Economics, since 1985; National	(a consulting firm) –
Montpelier, VT 05604		Bureau of Economic Research – Director of	Director, since 2004
Industrial Organization Research Program,
since 1990

Richard H. Showalter (60)	Director, since 2003; Lead	Dartmouth-Hitchcock Alliance– Senior Vice	None
National Life Drive	Independent Director	President and Chief Financial Officer, since
Montpelier, VT 05604	since 2005	1985; Mary Hitchcock Memorial Hospital-Senior
Vice President and Treasurer from 1985 –
2007; Dartmouth-Hitchcock Clinic- Senior
Vice President and Treasurer from 199-2007;
Dartmouth- Hitchcock Medical Center-
Treasurer from 1995- Present

Susan M. Sterne (62)	Director, since 1990;	Economic Analysis Associates, Inc. – President,	None
5 Glen Court	Audit, Compliance &	since 1979
Greenwich, CT 06830	Pricing Committee Chair,
since 2007

Angela E. Vallot (51)	Director, since 1996;	Vallot Consultants – President, since 2004;	Mary-Mount
370 Riverside Drive	Governance, Contracts &	Colgate-Palmolive Company (a consumer	Manhattan College –
Apt. 15E	Nominating Chair, since	products company ) – Vice President – 2001	Trustee. Since 2004
New York, NY 10025	2004	to 2003; Texaco, Inc. (an integrated energy
company ) – Director of Diversity, 1997 to 2001

* Each Director serves until his or her successor is duly elected and qualified, or until his or her death, resignation, or removal. The Board has a policy that at the March meeting of the Board after a Director attains the age of 72, such Director shall resign.

Officers

The names of and other information relating to the two Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

Position and
	Length of Time		Public
Name, Address, Age	Served*	Principal Occupation(s) During Past Five Years	Directorships

Thomas H. MacLeay (58)	Chair and Director,	National Life Holding Company (a mutual insurance	Sentinel
National Life Drive	since 2003; Chief	company) and National Life- Chairman of the Board,	Variable
Montpelier, VT 05604	Executive Officer	President and Chief Executive Officer, since 2002; President	Products Trust
	2003-2005	and Chief Operating Officer, 1996 to 2001; Sentinel Variable	(6)
Products Trust - Chairman, since 2004; Chief Executive
Officer, 2004 to 2005 ; NLV Financial Corporation- Chairman,
President and CEO, 2002- present

Christian W. Thwaites (49)	President, Chief	Advisor – President & Chief Executive Officer, since 2005;	None
National Life Drive	Executive Officer and	National Life – Executive Vice President, since 2005; Sentinel
Montpelier, VT 05604	Director	Variable Products Trust – President and Chief Executive
	since 2005	Officer, since 2005; Sentinel Financial Services Company
(“SFSC”) – Chief Executive Officer since 2005, President
2005 to 2006; Sentinel Administrative Services, Inc. (“SASI”)
– President & Chief Executive Officer since 2005; Sentinel
Advisors Company (“SAC”) and Sentinel Administrative
Services Company (“SASC”) – President & Chief Executive
Officer 2005 to 2006; Skandia Global Funds - Chief Executive
Officer, 1996 to 2004

John Birch (58)	Chief Financial	Advisor – Chief Operating Officer, since 2005; SASI – Chief	None
National Life Drive	Officer, since 2008	Operating Officer, since 2006; SASC – Chief Operating
Montpelier, VT 05604		Officer, since 2005; State Street Bank, Luxembourg – Head of
Transfer Agency, 2004 to 2005; American Skandia Investment
Services, Inc. – Chief Operating Officer, 1997 to 2003

Thomas P. Malone (51)	Vice President and	SASI– Vice President, since 2006; Sentinel Variable Products	N/A
National Life Drive	Treasurer, since 1997	Trust – Vice President and Treasurer, since 2000; SASC – Vice
Montpelier, VT 05604		President 1998 to 2006

John K. Landy (48)	Vice President, since	SASI – Senior Vice President, since 2006; Sentinel Variable	N/A
National Life Drive	2002	Products Trust – Vice President, since 2004; SASC – Senior
Montpelier, Vermont 05604		Vice President 2004 to 2006; Vice President, 1997 to 2004

Scott G. Wheeler (43)	Assistant Vice	SASI – Vice President, since 2007; Assistant Vice President,	N/A
National Life Drive	President and	2006 to 2007; Sentinel Variable Products Trust – Assistant
Montpelier, Vermont 05604	Assistant Treasurer,	Vice President and Assistant Treasurer, since 2004; SASC –
	since 1998	Assistant Vice President 1998 to 2006

Lindsay E. Staples (26)	Assistant Secretary,	National Life – Securities Paralegal, since 2007; Sentinel	N/A
National Life Drive	since 2007	Variable Products Trust – Assistant Secretary, since 2007;
Montpelier, VT 05604		Holman Immigration – Paralegal, 2006 to 2007; Wilmer
Cutler Pickering Hale and Dorr – Paralegal, 2004 to 2006;
Saint Michaels College – Student, 2000 to 2004

D. Russell Morgan (52)	Chief Compliance	Advisor; National Variable Annuity Account II; National	N/A
National Life Drive	Officer, since 2004;	Variable Life Insurance Account – Chief Compliance Officer,
Montpelier, Vermont 05604	Secretary, 1988-2005	since 2004; Sentinel Variable Products Trust – Chief
Compliance Officer, since 2004; Secretary, 2000 to 2005;
National Life – Assistant General Counsel, 2001 to 2005;
Senior Counsel, 2000 to 2001; Equity Services, Inc. – Counsel,
1986 to 2005; Advisor, SFSC, SASC – Counsel, 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

89

Investment Adviser	Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc.	State Street Bank & Trust Company - Kansas City

Principal Underwriter	Transfer Agent, Shareholder Servicing Agent
Sentinel Financial Services Company	and Administrator
Sentinel Administrative Services, Inc.
Counsel
Sidley Austin LLP	The financial information included herein is taken from the records of the Funds without examination by an independent registered
Independent Registered Public Accounting Firm	public accounting firm, who did not express an opinion thereon.
PricewaterhouseCoopers LLP

90

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604 | 800.233.4332 | sentinelinvestments.com

ITEM 2. CODE OF ETHICS
Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
The complete schedule of investments is included in Item 1 of this
Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the
Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS (a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,

President & Chief Executive Officer

Date: August 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,

President & Chief Executive Officer

By: /s/ John Birch -------------------------- John Birch, Chief Operations Officer Date: August 5, 2008